        As filed with the Securities and Exchange Commission on December 1, 2003
                                        Registration Nos. 811-8437 and 333-37711



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

                         Pre-Effective Amendment No. ___                     [ ]


                       Post-Effective Amendment No. 15                       [X]


                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]


                                Amendment No. 17


                        (Check appropriate box or boxes)

                           UNDISCOVERED MANAGERS FUNDS
               (Exact Name of Registrant as Specified in Charter)

                              Plaza of the Americas
                             700 North Pearl Street
                               Dallas, Texas 75201
               (Address of Principal Executive Offices)(Zip Code)

       Registrant's Telephone Number, including Area Code: (214) 880-8270

                                 Mark P. Hurley
                           Undiscovered Managers, LLC
                              Plaza of the Americas
                             700 North Pearl Street
                               Dallas, Texas 75201
                     (Name and Address of Agent for Service)

                                    Copy to:
                               John M. Loder, Esq.
                                Ropes & Gray LLP
                             One International Place
                                Boston, MA 02110

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)


  [ ] immediately upon filing pursuant to paragraph (b)
  [ ] on (date) pursuant to paragraph (b)
  [X] 60 days after filing pursuant to paragraph (a)(1)
  [ ] on (date) pursuant to paragraph (a)(1)
  [ ] 75 days after filing pursuant to paragraph (a)(2)
  [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment only relates to Undiscovered Managers Behavioral Growth Fund, Undiscovered Managers Behavioral Value Fund, Undiscovered Managers REIT Fund and UM Small Cap Growth Fund, each a series of the Registrant. No prospectus or statement of additional information contained in the Registrant's registration statement is amended or superseded hereby to the extent that the prospectus or statement of additional information relates to any other series of the Registrant.

[LOGO] undiscovered managers (TM)

UNDISCOVERED MANAGERS FUNDS

PROSPECTUS


January __, 2004


Institutional Class shares of:

            Undiscovered Managers Behavioral Growth Fund
            Undiscovered Managers Behavioral Value Fund
            Undiscovered Managers REIT Fund
            UM Small Cap Growth Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS
The Funds................................................................................2

WHAT YOU SHOULD KNOW ABOUT EACH FUND'S INVESTMENT STRATEGIES, RISKS, PERFORMANCE,
EXPENSES AND MANAGEMENT

Undiscovered Managers Behavioral Growth Fund.............................................2
Undiscovered Managers Behavioral Value Fund..............................................4
Undiscovered Managers REIT Fund..........................................................6
UM Small Cap Growth Fund.................................................................8
The Funds' Fees and Expenses............................................................10
Other Policies and Additional Disclosure on Risks.......................................12
The Funds' Management...................................................................14

Your Investment.........................................................................17

OPENING AND MAINTAINING YOUR UNDISCOVERED MANAGERS FUNDS ACCOUNT

Buying Fund Shares......................................................................17
Selling Shares..........................................................................18
General Shareholder Services............................................................18
Dividends, Distributions and Taxes......................................................20

Additional Information..................................................................21

Performance of Accounts.................................................................22

Financial Highlights....................................................................23

Where to get More Information about the Funds...................................Back Cover

                                    The Funds


Undiscovered Managers Funds has four investment portfolios: Undiscovered Managers Behavioral Growth Fund, Undiscovered Managers Behavioral Value Fund, Undiscovered Managers REIT Fund and UM Small Cap Growth Fund (each a "Fund," and collectively, the "Funds"). This Prospectus offers Institutional Class shares of the Funds.


UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND
(THE "BEHAVIORAL GROWTH FUND")


Investment Objective

Growth of capital

Principal Investment Strategies

The Behavioral Growth Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund's sub-adviser, Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler"), believes have growth characteristics.


In selecting stocks for the Behavioral Growth Fund, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to underreact to new, positive information concerning a company. Fuller & Thaler analyzes companies that have recently announced higher than expected earnings and seeks to determine whether the market value of a company's stock fully reflects Fuller & Thaler's expectations as to the company's future earnings and growth prospects.


Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Principal Risks

Investing in the Behavioral Growth Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o    A general decline in the U.S. stock markets,

o    Poor performance of individual stocks held by the Fund,

o    Potentially rapid price changes (volatility) of equity securities and

o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance


The bar chart below shows the annual total returns of the Institutional Class shares of the Behavioral Growth Fund for the 1998, 1999, 2000, 2001, 2002 and 2003 calendar years. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell 2500 Growth Index. This performance information gives some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class shares from year to year and by showing how the average annual returns of the Fund's Institutional Class shares compare with those of a broad measure of market performance. How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. From commencement of operations of the Fund's Institutional Class until January 30, 2004, the Fund's investment adviser was Undiscovered Managers, LLC. Effective January 30, 2004, J.P. Morgan Investment Management Inc. ("JPMIM") became the Fund's investment adviser. Fuller & Thaler continues to serve as the Fund's sub-adviser.



Annual Total Returns of the Fund's Institutional
Class Shares for the Calendar Years Ended 12/31/98, 12/31/99, 12/31/00, 12/31/01, 12/31/02 and 12/31/03*


[BAR CHART]


              1998         1999          2000          2001          2002        2003
RETURN       33.20%       65.67%       (26.77)%      (22.40)%      (17.45)%          %







During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was ____% for the quarter ended ___________, and the lowest quarterly return of the Fund's Institutional Class shares was _____% for the quarter ended ___________.



Average Annual Total Returns of the Fund's
Institutional Class Shares (for periods ended 12/31/03)



                                                                                      Since Commencement of Investment
                                                              One Year   Five Year    Operations of the Fund (12/31/97)
                                                              --------   ---------    ---------------------------------
Return Before Taxes                                                %           %                   %
Return After Taxes on Distributions(1)                             %           %                   %
Return After Taxes on Distributions                                %           %                   %
      and Sale of Fund Shares(1)
Russell 2500 Growth Index(2)
(Reflects no deductions for fees, expenses or taxes)               %           %                   %



(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


(2) The Russell 2500 Growth Index consists of those companies within the 2500 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization, with higher price-to-book ratios and higher forecasted growth rates. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

UNDISCOVERED MANAGERS BEHAVIORAL VALUE FUND
(THE "BEHAVIORAL VALUE FUND")

Investment Objective

Capital appreciation

Principal Investment Strategies

The Behavioral Value Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund's sub-adviser, Fuller & Thaler, believes have value characteristics.

In selecting stocks for the Behavioral Value Fund, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to overreact to old, negative information and underreact to new, positive information concerning a company. In an effort to take advantage of such behavioral biases, Fuller & Thaler begins by looking at companies that have price-to-earnings ratios below the median in their industry group or decreasing stock values on an absolute basis. Within such universes of stocks, Fuller & Thaler selects investments for the Fund based on such factors as recent under-performance of the company's stock relative to the market, significant share purchases by company insiders or stock repurchase activity by the company.

Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Principal Risks

Investing in the Behavioral Value Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o    A general decline in the U.S. stock markets,

o    Poor performance of individual stocks held by the Fund,

o    Potentially rapid price changes (volatility) of equity securities and

o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance


The bar chart below shows the annual total returns of the Institutional Class shares of the Behavioral Value Fund for the 1999, 2000, 2001, 2002 and 2003 calendar years. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell 2000 Value Index. This performance information gives some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class shares from year to year and by showing how the average annual returns of the Fund's Institutional Class shares compare with those of a broad measure of market performance. How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. From commencement of operations of the Fund's Institutional Class until January 30, 2004, the Fund's investment adviser was Undiscovered Managers, LLC. Effective January 30, 2004, JPMIM became the Fund's investment adviser. Fuller & Thaler continues to serve as the Fund's sub-adviser.



Annual Total Returns of the Fund's Institutional
Class Shares for the Calendar Years Ended 12/31/99, 12/31/00, 12/31/01, 12/31/02 and 12/31/03*


[BAR CHART]


                1999       2000        2001       2002       2003
RETURN         33.11%     11.75%      12.87%    (16.07)%          %






During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was _____% for the quarter ended __________, and the lowest quarterly return of the Fund's Institutional Class shares was _____% for the quarter ended __________.



Average Annual Total Returns of the Fund's
Institutional Class Shares (for periods ended 12/31/03)



                                                                                              Since Commencement of Investment
                                                                     One Year                 Operations of the Fund (12/28/98)
                                                                     --------                 ---------------------------------
Return Before Taxes                                                     %                                    %
Return After Taxes on Distributions(1)                                  %                                    %
Return After Taxes on Distributions                                     %                                    %
     and Sale of Fund Shares(1)
Russell 2000 Value Index(2)
(Reflects no deductions for fees, expenses or taxes)                    %                                    %



(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


(2) The Russell 2000 Value Index consists of those companies within the 2000 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization, with lower price-to-book ratios and lower forecasted growth rates. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

UNDISCOVERED MANAGERS REIT FUND
(THE "REIT FUND")


Investment Objective

High total investment return through a combination of capital appreciation and current income

Principal Investment Strategies

The REIT Fund seeks to achieve its objective by investing substantially all of its assets, and in any event under normal circumstances at least 80% of its net assets (plus the amount of any borrowings for investment purposes), in equity securities of real estate investment trusts ("REITs"), including REITs with relatively small market capitalization. The Fund will provide shareholders with notice at least 60 days in advance of any change to such policy. The Fund may invest in both equity REITs and mortgage REITs. Equity REITs take ownership interests in real estate. Mortgage REITs invest in mortgages (loans secured by interests in real estate).


As investment adviser to the REIT Fund, JPMIM manages the portfolio utilizing a disciplined investment process that focuses on superior stock selection rather than sector or theme bets. JPMIM's portfolio management team continuously screens the target universe of investments, selecting companies that exhibit superior financial strength, operating returns and attractive growth prospects.



The investment style of the REIT Fund is growth at a reasonable price. The portfolio managers take an in-depth look at each company's ability to generate earnings over a long-term business cycle, rather than focusing solely on near-term expectations. These research efforts allow the portfolio management team to determine the company's normalized earnings and growth potential, from which they evaluate whether the company's current price fully reflects its long-term value.



The Fund is "non-diversified" as defined in the Investment Company Act of 1940.


Principal Risks

Investing in the REIT Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o    A general decline in the U.S. stock markets,

o    Poor performance of individual stocks held by the Fund,

o    Potentially rapid price changes (volatility) of equity securities,

o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or properties and less liquidity than larger companies),

o The risks of being non-diversified (greater susceptibility to risks associated with particular issuers than a diversified fund since a non-diversified fund may invest a greater percentage of its total assets in securities of individual issuers, or may invest in a smaller number of different issuers, than a diversified fund) and

o The risks associated with investment in a portfolio consisting primarily of REITs. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs. The prices of mortgage REITs are affected by the quality of any credit they extend, the credit worthiness of the mortgages they hold, as well as by the value of the property that secures the mortgages. A REIT must distribute 90% of its taxable income to qualify for beneficial federal tax treatment. If a REIT is unable to qualify, then it would be taxed as a corporation and distributions to shareholders would be reduced. Although the Fund does not invest directly in real estate, an investment in the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

Fund Performance


The bar chart below shows the annual total returns of the Institutional Class shares of the REIT Fund for the 1998, 1999, 2000, 2001, 2002 and 2003 calendar years. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Morgan Stanley REIT Index. This performance information gives some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class shares from year to year and by showing how the average annual returns of the Fund's Institutional Class shares compare with those of a broad measure of market performance. How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



From commencement of operations of the Fund's Institutional Class until January 1, 2004, the Fund was sub-advised by Bay Isle Financial LLC ("Bay Isle") or its predecessor firm, Bay Isle Financial Corporation, with Undiscovered Managers, LLC serving as the investment adviser. From January 1 until January 30, 2004, JPMIM replaced Bay Isle as the Fund's sub-adviser, with Undiscovered Managers, LLC continuing to serve as the investment adviser. Effective January 30, 2004, JPMIM became the Fund's investment adviser and the subadvisory agreement between Undiscovered Managers, LLC and JPMIM was terminated.



Annual Total Returns of the Fund's Institutional
Class Shares for the Calendar Years Ended 12/31/98, 12/31/99, 12/31/00, 12/31/01, 12/31/02 and 12/31/03*


[BAR CHART]


             1998           1999         2000         2001      2002      2003
RETURN      (9.76)%        (0.39)%      31.54%       10.03%     4.50%         %







During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was _____% for the quarter ended __________, and the lowest quarterly return of the Fund's Institutional Class shares was _____% for the quarter ended __________.



Average Annual Total Returns of the Fund's
Institutional Class Shares (for periods ended 12/31/03)




                                                                                               Since Commencement of Investment
                                                                  One Year      Five Year      Operations of the Fund (1/1/98)
                                                                  --------      ---------      --------------------------------
Return Before Taxes                                                  %              %                         %
Return After Taxes on Distributions(1)                               %              %                         %
Return After Taxes on Distributions                                  %              %                         %
     and Sale of Fund Shares(1)
Morgan Stanley REIT Index(2)
(Reflects no deductions for fees, expenses or taxes)                 %              %                         %



(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



(2) The Morgan Stanley REIT Index is a market capitalization weighted total return index of 110 REITs which exceed certain minimum liquidity criteria concerning market capitalization, shares outstanding, trading volume and per share market price. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

UM SMALL CAP GROWTH FUND
(THE "SMALL CAP GROWTH FUND")

Investment Objective

Long-term capital appreciation

Principal Investment Strategies

The Small Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies with market capitalizations of $2.5 billion or less that the Fund's sub-adviser, Mazama Capital Management, Inc. ("Mazama"), believes possess superior growth characteristics. Mazama utilizes a proprietary Price Performance Model to assist it in identifying growth companies it believes are undervalued relative to their management quality and earnings potential.

Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of companies with total market capitalizations of $2.5 billion or less at the time of purchase. The Fund will provide shareholders with notice at least 60 days in advance of any change to such policy.

Principal Risks

Investing in the Small Cap Growth Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o    A general decline in the U.S. stock markets,

o    Poor performance of individual stocks held by the Fund,

o    Potentially rapid price changes (volatility) of equity securities and

o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance


The bar chart below shows the annual total returns of the Institutional Class shares of the Small Cap Growth Fund for the 2001, 2002 and 2003 calendar years. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell 2000 Growth Index. This performance information gives some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class shares from year to year and by showing how the average annual returns of the Fund's Institutional Class Shares compare with those of a broad measure of market performance. How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. From commencement of operations of the Fund's Institutional Class until January 30, 2004, the Fund's investment adviser was Undiscovered Managers, LLC. Effective January 30, 2004, JPMIM became the Fund's investment adviser. Mazama continues to serve as the Fund's sub-adviser.



Annual Total Returns of the Fund's Institutional
Class Shares for the Calendar Years Ended 12/31/01, 12/31/02 and 12/31/03*


[BAR CHART]


               2001           2002         2003
RETURN         4.74%        (38.62)%           %







During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was _____% for the quarter ended __________, and the lowest quarterly return of the Fund's Institutional Class shares was _____% for the quarter ended __________.



Average Annual Total Returns of the Fund's
Institutional Class Shares (for periods ended 12/31/03)




                                                                                          Since Commencement of Investment
                                                                        One Year          Operations of the Fund (10/02/00)
                                                                        --------          ---------------------------------
Return Before Taxes                                                        %                             %
Return After Taxes on Distributions(1)                                     %                             %
Return After Taxes on Distributions                                        %                             %
     and Sale of Fund Shares(1)
Russell 2000 Growth Index(2)
(Reflects no deductions for fees, expenses or taxes)                       %                             %



(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


(2) The Russell 2000 Growth Index consists of those companies within the 2000 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization, with higher price-to-book ratios and higher forecasted growth rates. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

THE FUNDS' FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Funds.



                                                                                Behavioral             Behavioral
                                                                               Growth Fund             Value Fund
                                                                               -----------             ----------

                                                                              Institutional          Institutional
                                                                                  Class                  Class
                                                                              -------------          -------------
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                                   none                   none
Maximum Deferred Sales Charge (Load)                                               none                   none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                        none                   none
Redemption Fees (1)                                                                none                   none
Exchange Fees                                                                      none                   none

ANNUAL FUND OPERATING EXPENSES (expenses that are
    deducted from Fund assets)
Management Fees                                                                    0.95%                  1.05%
Distribution (12b-1) Fees                                                          none                   none
Other Expenses                                                                     0.52%                  0.70%
Total Annual Fund Operating Expenses                                               1.47%                  1.75%
Fee Waiver and Expense Reimbursements (2)                                         (0.17)%                (0.35)%
Net Expenses (2)                                                                   1.30%                  1.40%



(1) Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.



(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Funds to the extent total annual operating expenses of the Institutional Class shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the net expenses shown above through January 30, 2006. In addition, the Funds' service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. See THE FUNDS' MANAGEMENT -- FUND EXPENSES below.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This Example assumes that (i) you invest $10,000 in each Fund for the time periods indicated, (ii) your investment has a 5% return each year, (iii) you redeem all of your shares at the end of those periods and (iv) each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                 Behavioral Growth Fund                      Behavioral Value Fund
                                 ----------------------                      ---------------------
One Year                         $       132                                 $        143
Three Years                      $       431                                 $        481
Five Years                       $       770                                 $        882
Ten Years                        $     1,727                                 $      2,003

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Funds.




                                                                                    REIT                     Small Cap
                                                                                    Fund                    Growth Fund
                                                                                    ----                    -----------

                                                                                 Institutional              Institutional
                                                                                    Class                       Class
                                                                                 -------------              -------------
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                                     none                        none
Maximum Deferred Sales Charge (Load)                                                 none                        none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          none                        none
Redemption Fees(1)                                                                   none                        none
Exchange Fees                                                                        none                        none

ANNUAL FUND OPERATING EXPENSES (expenses that are
    deducted from Fund assets)
Management Fees                                                                      1.05%                       0.95%
Distribution (12b-1) Fees                                                            none                        none
Other Expenses                                                                       0.43%                       0.49%
Total Annual Fund Operating Expenses                                                 1.48%                       1.44%
Fee Waiver and Expense Reimbursements (2)                                           (0.48)%                     (0.24)%
Net Expenses(2)                                                                      1.00%(3)                    1.20%



(1) Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.



(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Funds to the extent total annual operating expenses of the Institutional Class shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the net expenses shown above through January 30, 2006. In addition, the Funds' service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. See THE FUNDS' MANAGEMENT -- FUND EXPENSES below.



(3) Reflects a written agreement, effective as of January 30, 2004, pursuant to which JPMorgan Chase Bank agrees that it will reimburse the REIT Fund to the extent total annual operating expenses of the Fund's Institutional Class shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.00%. Prior to that date, Undiscovered Managers, LLC, the Fund's previous investment adviser, had contractually agreed to reduce its fees and/or pay the expenses of the Fund's Institutional Class shares in order to limit such class's expenses to 1.40% (excluding certain items), subject to later reimbursement by the Fund in certain circumstances.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This Example assumes that (i) you invest $10,000 in each Fund for the time periods indicated, (ii) your investment has a 5% return each year, (iii) you redeem all of your shares at the end of those periods and (iv) each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                     REIT Fund         Small Cap Growth Fund
                                                     ---------         ---------------------
One Year                                             $    102          $         122
Three Years                                          $    371          $         407
Five Years                                           $    714          $         740
Ten Years                                            $  1,684          $       1,682

Other Policies and Additional Disclosure on Risks

OTHER POLICIES

ADDITIONAL FUND INVESTMENTS

Each Fund may invest its cash in repurchase agreements and other cash instruments pending investment in equity securities.

PORTFOLIO TURNOVER

The Funds are actively managed and consequently may engage in frequent trading of portfolio securities. High portfolio turnover results in higher brokerage and other expenses, which could reduce Fund performance. High portfolio turnover also may increase the amount of taxes payable by a Fund's shareholders.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS


No Fund is a complete investment program, and all of the Funds have specialized investment objectives. The investment objectives and policies of the Funds can be changed without shareholder approval, except for the policies that are identified in the Funds' Statement of Additional Information (the "SAI") as "fundamental."


MORE ABOUT RISK

COMMON STOCKS AND OTHER EQUITY SECURITIES


The Funds invest mostly in "common stocks." "Common stocks" represent an ownership interest in a company. The Funds can also invest in securities that can be exercised for or converted into common stocks (such as warrants or convertible preferred stock). While offering greater potential for long-term growth, common stocks and similar equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. Each Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See SMALL COMPANIES below. Each Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.



Convertible securities include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities. The value of the convertible securities held by a Fund tends to fall when prevailing interest rates rise.


SMALL COMPANIES


All of the Funds may invest in companies with relatively small market capitalization, and the Small Cap Growth Fund will invest primarily in such companies.


Investments in companies with relatively small capitalization may involve greater risk than is usually associated with stocks of larger companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group.

The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or market averages in general. Because the Funds may invest in companies with smaller capitalization, their net asset values per share may fluctuate more widely than market averages.


REAL ESTATE INVESTMENT TRUSTS

The REIT Fund will invest primarily in shares of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate-related loans or interests. Under the Internal Revenue Code of 1986, as amended (the "Code"), a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it generally distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

While the Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks) because of its policy of concentrating its investments in the real estate industry. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.


In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit they extend. Further, Equity REITs and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity REITs and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity REITs and Mortgage REITs could fail to qualify for tax-free pass-through of income under the Code. Such a failure would result in the federal income taxation on a disqualified REIT's distributed income at the REIT level. There is also the risk that borrowers under mortgages held by a REIT or lessees of property that a REIT owns may be unable to meet their obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs in which the Fund may invest, such as hotel REITs, nursing home REITs or warehouse REITs, may have their assets in specific real estate sectors and are therefore subject to the risks associated with adverse developments in these sectors. The prices of mortgage REITs are also affected by the risk that a change in prevailing interest rates will cause the value of the loan portfolio held by the REIT to rise or fall. Generally, when interest rates rise, the value of the loan portfolio will decline. The opposite is true when interest rates decline. The degree to which interests rates will affect the Fund's performance varies and is related to the specific characteristics of the loan portfolios of the mortgage REITs in which the Fund invests from time to time.

THE FUNDS' MANAGEMENT

INVESTMENT ADVISER


The Funds are advised by JPMIM, 522 Fifth Avenue, New York, NY 10036. JPMIM is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of J.P. Morgan Chase & Co ("J.P. Morgan Chase"). JPMIM acts as investment adviser to individuals, governments, corporations, employee benefit plans, labor unions and state and local governments, mutual funds and other institutional investors.



JPMIM has responsibility for the management of the Funds' affairs, under the supervision of Undiscovered Managers Funds' Board of Trustees. With the exception of the REIT Fund, which is directly managed by JPMIM, each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of JPMIM and the Board of Trustees. JPMIM has ultimate responsibility to oversee the sub-advisers, and it monitors and evaluates each sub-adviser to help assure that the sub-adviser is managing its Fund consistently with the Fund's investment objective and restrictions and applicable laws and guidelines. In addition, JPMIM has ultimate responsibility to recommend to the Board of Trustees the hiring, termination and replacement of sub-advisers. The team at JPMIM providing these services is led by Andrew Spencer, Managing Director and Chief Investment Officer of the JPMorgan Funds, who joined JPMIM in 1986. Mr. Spencer previously headed the JPMIM European Equity Group and UK Equities for Fleming Investment Management. The sub-advisers, and JPMIM with respect to the REIT Fund, are responsible for deciding which securities to purchase and sell for the respective Funds and for placing orders for the Funds' transactions. JPMIM does not determine what investments will be purchased or sold for the Behavioral Growth Fund, Behavioral Value Fund or Small Cap Growth Fund.



Each Fund will pay JPMIM a management fee at the following annual percentage rates of such Fund's average daily net assets, subject to the fee waiver and expense reimbursement arrangements described below:



                  FUND                                             FEE RATE
                  ----                                             --------
          Behavioral Growth Fund                                    0.95%
          Behavioral Value Fund                                     1.05%
          REIT Fund                                                 1.05%
          Small Cap Growth Fund                                     0.95%


JPMIM, SUB-ADVISERS AND PORTFOLIO MANAGERS



JPMIM is the investment adviser to the REIT Fund and makes the day-to-day investment decisions for that Fund. Pursuant to the Management Agreement with the REIT Fund and subject to the overall direction of the Undiscovered Managers Funds' Board of Trustees, JPMIM is responsible for managing the REIT Fund's investment program in conformity with the stated investment objective and policies of the REIT Fund, as described in this Prospectus.



JPMIM's portfolio management team for the REIT Fund is as follows:



Scott W. Blasdell, a Portfolio Manager and Analyst at JPMIM, has the day-to-day responsibility for managing the REIT Fund's portfolio. Mr. Blasdell has been a member of the team that manages real estate since joining JPMIM in August 1999. Before joining JPMIM, Mr. Blasdell held a similar position at Merrill Lynch Asset Management for two years. Prior to working at Merrill Lynch Asset Management, he worked at Wellington Management, both as an analyst and as a portfolio manager for REITs. Mr. Blasdell received a B.A. in economics from Williams College and an M.B.A. from the Wharton School. He is a CFA charterholder.



Darren Rabenou, a Portfolio Manager at JPMIM, has been an employee of JPMIM since 2001. The firm employed Mr. Rabenou before business school, where he rotated through a number of divisions, including asset management, in both New York and London. Prior to rejoining the firm, he was employed as a senior analyst/portfolio manager for Prudential Investments, covering both U.S. and international small cap securities. He also worked for ING Barings in institutional equity sales and derivatives covering the emerging markets. Mr. Rabenou received his B.A. in political science from University of Rochester and his M.B.A. in finance from Columbia Business School.

FULLER & THALER, formerly known as RJF Asset Management, Inc., is the sub-adviser to the BEHAVIORAL GROWTH FUND and the BEHAVIORAL VALUE FUND. As sub-adviser, Fuller & Thaler provides day-to-day management of such Funds' portfolios. Fuller & Thaler, 411 Borel Avenue, Suite 402, San Mateo, California 94402, was founded in 1993, and currently serves as an investment adviser to pension and profit sharing plans, academic institutions and other institutional investors.


Russell J. Fuller and Frederick W. Stanske have day-to-day responsibility for managing the portfolio of the Behavioral Growth Fund. Mr. Fuller and Brendan S. MacMillan have day-to-day responsibility for managing the Behavioral Value Fund. Mr. Fuller founded Fuller & Thaler and has served as its President and Chief Investment Officer since 1993. He was a Vice President of Strategic Development of Concord Capital Management from 1990 to 1993, and a Professor of Finance and Chair of the Department of Finance at Washington State University from 1984 to 1990. Mr. Stanske joined Fuller & Thaler in 1996 as a Vice President and Portfolio Manager and became a Senior Vice President and Portfolio Manager in 1997. Prior to joining Fuller & Thaler, Mr. Stanske was employed as a Securities Analyst at Farmers Insurance Group from 1987 to 1989 and as a Vice President and Research Analyst at Fisher Investments from 1989 to 1996. Mr. MacMillan joined Fuller & Thaler in April 1999 as a Vice President and Portfolio Manager. Prior to joining Fuller & Thaler, Mr. MacMillan was a Senior Equity Analyst and Director of Research at Insight Capital Research & Management, Inc. from 1995 to 1999.






MAZAMA is the sub-adviser to the SMALL CAP GROWTH FUND. As sub-adviser, Mazama provides day-to-day management of the Fund's portfolio. Mazama, One SW Columbia Street, Suite 1500, Portland, Oregon 97258, is the successor firm to Mazama Capital Management, LLC, which was organized in 1997 in connection with the acquisition by such firm of substantially all of the assets of Black & Company Asset Management, Inc., an investment advisory firm founded in 1993. Mazama serves as investment adviser to certain pension and profit sharing plans, trusts, charitable organizations and other institutional and private investors.

Ronald A. Sauer and Stephen C. Brink, CFA, have day-to-day responsibility for managing the portfolio of the Small Cap Growth Fund. Helen M. Degener contributes ongoing strategic advice with respect to the portfolio. Mr. Sauer is a founder and the President and Senior Portfolio Manager at Mazama, and has over 23 years of investment experience. Prior to founding Mazama in October 1997, Mr. Sauer was the President and Director of Research from 1994 to 1997 of Black & Company, Inc., which he joined in 1983. Mr. Brink is a Senior Vice President and the Director of Research at Mazama, and has over 26 years of investment experience. Prior to joining Mazama in 1997, he was the Chief Investment Officer from 1991 to 1997 of US Trust's Pacific Northwest office, where he had been employed since 1984. Ms. Degener is the Strategic Advisor at Mazama and has over 33 years of investment experience. Prior to joining Mazama in 1999, she was a Senior Vice President and portfolio manager at Fiduciary Trust Company International, where she had worked since 1994.


JPMIM will pay the relevant sub-adviser for each Fund for services rendered during such Fund's fiscal year a sub-advisory fee at the following annual percentage rates of such Fund's average daily net assets:





                FUND                                  SUB-ADVISER                 FEE RATE
                ----                                  -----------                 --------
          Behavioral Growth Fund                      Fuller & Thaler               0.60%
          Behavioral Value Fund                       Fuller & Thaler               0.70%
          Small Cap Growth Fund                       Mazama                        0.60%


FUND EXPENSES


JPMorgan Chase Bank has contractually agreed that it will reimburse each Fund to the extent total annual operating expenses of the Institutional Class shares of such Fund (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the following annual percentage rate of the average daily net assets of the Institutional Class shares of such Fund: 1.30% for the Behavioral Growth Fund; 1.40% for the Behavioral Value Fund; 1.00% for the REIT Fund; and 1.20% for the Small Cap Growth Fund, respectively. These agreements have terms running through January 30, 2006, and are renewable from year to year thereafter. In addition, the Funds' service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.



PREVIOUS INVESTMENT ADVISORY AND SUBADVISORY ARRANGEMENTS



From each Fund's commencement of operations until January 30, 2004, Undiscovered Managers, LLC served as the investment adviser to such Fund. For the Behavioral Growth, Behavioral Value, REIT and Small Cap Growth Funds' fiscal year ended August 31, 2003, Undiscovered Managers, LLC was paid at the annual percentage rate of 0.95%, 1.05%, 1.05% and 0.95%, respectively, of such Fund's average daily net assets, subject to a fee deferral arrangement. Prior to January 30, 2004, Undiscovered Managers, LLC had contractually agreed to reduce its management fees and pay the expenses of each Fund's Institutional Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the following annual percentage rate of the average daily net assets of such class, subject to the obligation of a Fund to repay Undiscovered Managers, LLC such deferred fees and expenses in future years, if any, when such Fund's Institutional Class expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) fell below the stated percentage rate, but only to the extent that such repayment would not cause such Fund's Institutional Class expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) in any such future year to exceed the stated percentage rate, and provided that such Fund was not obligated to repay any such deferred fees and expenses more than three years after the end of the fiscal year in which they were incurred (for expenses incurred before December 28, 1999, the Funds' repayment obligation extended until two years after the end of the fiscal year in which the expenses were incurred): 1.20% for the Small Cap Growth Fund; 1.30% for the Behavioral Growth Fund; and 1.40% for each of the Behavioral Value Fund and the REIT Fund. These agreements were terminated on January 30, 2004, and any Fund's obligation to repay such deferred fees and expenses has been permanently waived by Undiscovered Managers, LLC.



Prior to January 30, 2004, Undiscovered Managers, LLC paid Fuller & Thaler, Bay Isle and Mazama for services rendered a sub-advisory fee at the following annual percentage rates of the relevant Fund's average daily net assets:





                    FUND                       SUB-ADVISER                      FEE RATE
                    ----                       -----------                      --------
          Behavioral Growth Fund               Fuller & Thaler                   0.60%
          Behavioral Value Fund                Fuller & Thaler                   0.70%
          REIT Fund*                           Bay Isle                          0.70%
          Small Cap Growth Fund                Mazama                            0.60%



* Prior to January 1, 2004, Bay Isle served as the REIT Fund's subadviser, with Undiscovered Managers, LLC serving as the investment adviser. From January 1, 2004 until January 30, 2004, JPMIM replaced Bay Isle as the REIT Fund's subadviser with Undiscovered Managers, LLC continuing to serve as the investment adviser. During such period, JPMIM was paid a fee at an annual rate of 0.70% of the REIT Fund's average daily net assets. Effective January 30, 2004, JPMIM became the REIT Fund's investment adviser, and the subadvisory agreement was terminated.


OTHER ARRANGEMENTS


The Funds and JPMIM expect to apply for an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which JPMIM will, subject to supervision and approval of Undiscovered Managers Funds' Board of Trustees, be permitted to enter into and materially amend sub-advisory agreements without such agreements being approved by the shareholders of the applicable Fund. The Funds and JPMIM will therefore have the right to hire, terminate, or replace sub-advisers without shareholder approval, including, without limitation, the replacement or reinstatement of any sub-advisers with respect to which a sub-advisory agreement has automatically terminated as a result of an assignment. JPMIM will continue to have the ultimate responsibility to oversee the sub-advisers and recommend their hiring, termination and replacement. There can be no guarantee that the Funds and JPMIM will obtain this order from the Securities and Exchange Commission.



Shareholders will be notified of any changes in sub-advisers. Shareholders of a Fund have the right to terminate a sub-advisory agreement for a Fund at any time by a vote of the majority of the outstanding voting securities of such Fund. The order also will permit the Funds to disclose to shareholders the management fees only in the aggregate for each Fund.



THE FUNDS' ADMINISTRATOR



JPMorgan Chase Bank (the "Administrator") provides administrative services and oversees each Fund's other service providers. The Administrator receives a monthly fee from each Fund at the annual rate of 0.25% of such Fund's average daily net asset value.



THE FUNDS' DISTRIBUTOR



J.P. Morgan Fund Distributors, Inc. ("JPMFD") is the distributor for the Funds. JPMFD is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

YOUR INVESTMENT


BUYING FUND SHARES



You do not pay any sales charge (sometimes called a load) when you buy Institutional Class Shares in these Funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything the class of a Fund owns, minus everything the class owes, divided by the number of outstanding shares of the class. Each Fund generally values its assets at their market prices, but if market prices are unavailable or do not represent a security's value at the time of pricing, then each Fund values its assets at their fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees of Undiscovered Managers Funds. When fair value is used, the prices of securities used by each Fund to calculate its shares' NAV may differ from quoted or published prices for the same securities. In addition, each Fund has implemented fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless JPMIM determines that use of another fair valuation methodology is appropriate. The Behavioral Growth Fund also offers Investor Class shares. For a description of such shares, see ADDITIONAL INFORMATION below.



Each Fund calculates its NAV once each day the New York Stock Exchange (NYSE) is open for regular business at the close of regular trading on the NYSE. You will pay the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order. The JPMorgan Institutional Funds Service Center will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed application or other instructions in proper form.



You can buy Institutional Class shares through financial service firms, such as broker-dealers and banks that have an agreement with the Funds, or directly from the JPMorgan Institutional Funds Service Center. Shares are available on any business day the NYSE is open. If we receive your order in by the close of regular trading on the NYSE, we will process your order at that day's price. If you buy through an agent and not directly from the JPMorgan Institutional Funds Service Center, the agent could set an earlier deadline. Your agent may also charge you a fee on the purchase of Fund shares.



All purchases of Institutional Class shares must be paid for by 4:00 p.m. Eastern time on the settlement date or the order will be canceled. Any funds received in connection with late orders will be invested on the following business day. Federal law requires each Fund to obtain, verify and record a person's name, date of birth (for a natural person), residential street address or principal place of business and Social Security Number, Employer Identification Number or other government issued identification when opening an account. A Fund may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by a Fund, its transfer agent, shareholder servicing agent, or its financial intermediaries to attempt to verify the person's identity. A Fund may not be able to establish an account if the person does not provide the necessary information. In addition, a Fund may suspend or limit account transactions while it is in the process of attempting to verify the person's identity. If a Fund is unable to verify the person's identity after an account is established, the Fund may be required to involuntarily redeem the person's shares and close the account.



To open an account, buy or sell shares or get Fund information, call the JPMorgan Institutional Funds Service Center at 1-800-766-7722
Or
Complete an application form and mail it along with a check for the amount you want to invest to:



JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road
Newark, DE 19713



Make your check out to JPMorgan Institutional Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. The redemption of shares purchased through the JPMorgan Institutional Funds Service Center by check or an ACH transaction is subject to certain limitations. See Selling Fund Shares.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire may be canceled if the JPMorgan Institutional Funds Service Center does not receive payment by 4:00 p.m. Eastern time on the settlement date.






The Funds will not issue certificates for Institutional Class shares.



MINIMUM INVESTMENT



Investors must buy a minimum $10,000 worth of Institutional Class shares in a Fund to open an account. There are no minimum levels for subsequent purchases. An investor can combine purchases of Institutional Class shares of the Funds and other JPMorgan Funds (except for money market funds) in order to meet the minimum. The minimum investment may be less for certain investors.






SELLING FUND SHARES



When you sell your shares you will receive the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order in proper form. In order for you to receive that day's NAV, the JPMorgan Institutional Funds Service Center must receive your request before the close of regular trading on the NYSE.



We will need the names of the registered shareholders and your account number before we can sell your shares. We generally will wire the proceeds from the sale to your bank account on the day after we receive your request in proper form.



You will not be permitted to enter a redemption order for shares purchased by check or through an ACH transaction for 15 days or 7 business days, as the case may be, following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check has cleared. Thereafter, a redemption order can be processed as otherwise described. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.



You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.



You may sell your shares in one of two ways:



THROUGH YOUR FINANCIAL SERVICE FIRMS



Tell your firm which Funds you want to sell. They will send all necessary documents to the JPMorgan Institutional Funds Service Center. Your firm might charge you for this service.



THROUGH THE JPMORGAN INSTITUTIONAL FUNDS
SERVICE CENTER



Call 1-800-766-7722. We will send the proceeds by wire only to the bank account on our records.



REDEMPTIONS-IN-KIND



Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.



GENERAL SHAREHOLDER SERVICES



The Funds offer the following shareholder services, which are more fully described in the SAI. Explanations and forms are available from the Funds. Telephone redemption and exchange privileges will be established automatically when you open an account unless you elect on the application to decline the privileges. Other privileges must be specifically elected. A medallion signature guarantee may be required to establish these privileges after an account is opened.



EXCHANGING FUND SHARES



You may exchange Institutional Class shares of any Fund for Institutional Class shares of any other Fund or Institutional Class Shares or Ultra Shares in certain other JPMorgan Funds. You will need to meet any minimum investment requirement. You may not exchange Institutional Class shares for Investor Class shares. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you. See the SAI for a discussion of the tax considerations relating to the sale or exchange of shares. Carefully read the prospectus of the Fund you want to buy before making an exchange. Call 1-800-766-7722 for details. [You may make an exchange by written instructions or by telephone (unless you have elected on the application to decline telephone exchange privileges). The Funds may terminate or change the terms of the exchange privilege at any time, upon 60 days' notice to shareholders.]



EXCESSIVE TRADING



Frequent trades in your account can disrupt portfolio management and increase Fund expenses for all shareholders. The Funds are not intended to be investment vehicles for market timing or excessive trading. Therefore, if the Funds or the Funds' administrator determines that, with respect to one investor, a related group of investors or their agent, there is a pattern of frequent purchases and sales of the same Fund, or frequent exchanges between or among Funds, they shall prohibit additional purchases or exchanges by such investors or their agents of shares of the Fund. Systematic Exchanges and automatic reinvestments of any dividends and distributions on remaining fund balances are excepted from this trading prohibition.



RETIREMENT PLANS



The Funds' Institutional Class shares may be purchased by all types of tax-deferred retirement plans. The Funds' distributor makes available retirement plan forms for IRAs.



SYSTEMATIC WITHDRAWAL PLAN



If the value of your account is at least $25,000, you may have periodic cash withdrawals automatically paid to you or any person designated by you.



AUTOMATIC INVESTMENT PLAN



Voluntary monthly investments of at least $1,000 may be made automatically by pre-authorized withdrawals from your checking account.



EXCHANGING BY PHONE



You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Institutional Funds Service Center or your investment representative.



OTHER INFORMATION CONCERNING THE FUNDS



We may close your account if the aggregate balance in the Funds and JPMorgan Funds (except money market funds) falls below the minimum investment noted above for 30 days as a result of selling shares. We will give you 60 days' notice before closing your account. The minimum does not apply to automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in a Fund's net asset value per share.



Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds, JPMIM, J.P. Morgan Funds Distributors, Inc. or any subadviser liable for any loss or expenses from any sales request if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.



You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.



Please write to:



JP Morgan Institutional Funds Service Center
500 Stanton Christiana Road
Newark, DE 19713

Each Fund may issue multiple classes of shares. This prospectus relates only to Institutional Class Shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may recieve a different amount for each class.


Undiscovered Managers Funds may suspend the right of redemption and may postpone payment for more than seven days when the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission when trading on the NYSE is restricted or during an emergency which makes it impracticable for a Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.



DIVIDENDS, DISTRIBUTIONS AND TAXES




The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions. The Funds (except the REIT Fund) declare and pay their net investment income to shareholders as dividends annually. The REIT Fund declares and pays its net investment income to shareholders as dividends quarterly. Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any net capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Board of Trustees of Undiscovered Managers Funds. The Board of Trustees may change the frequency with which the Funds declare or pay dividends.



You have three options for your distributions. You may:



o reinvest all distributions in additional Fund shares without a sales charge;



o take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or



o take all distributions in cash or as a deposit in a pre-assigned bank account.



Dividends and net capital gain distributions will automatically be reinvested in additional shares of the same Fund on the record date unless a shareholder has elected to receive cash. The taxation of dividends will not be affected by the form in which you receive them.


Each Fund intends to qualify as a regulated investment company under the Code. As a regulated investment company, and provided that the Fund distributes substantially all its net investment income and net capital gains to its shareholders, the Fund itself will not pay any federal income tax on its distributed income and gains.

For federal income tax purposes, income dividends are taxable to shareholders as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and the Fund level. Taxes on distributions of net capital gains are determined by how long a Fund owned the portfolio securities that generated the gains, rather than by how long a shareholder has owned his/her shares. Distributions of net gains realized from the sale or exchange of portfolio securities that a Fund owned for one year or less will be taxable to shareholders as ordinary income. Distributions of net gains from portfolio securities that a Fund owned for more than one year will be taxable to shareholders as capital gains. Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15%--for taxable years beginning on or before December 31, 2008. Dividends and distributions are taxable to a shareholder of a Fund even if they are paid from income or gains earned by the Fund prior to the shareholder's investment (and thus were included in the price paid by the shareholder). Dividends and distributions are taxable as described above regardless of whether they are distributed in cash or additional shares.

Certain designated dividends from the Funds are expected to be eligible for the dividends-received deduction for corporate shareholders (subject to a holding period requirement). However, any distributions received by a Fund from REITs will not qualify for the dividends-received deduction. A Fund's investment in REIT securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investment in REIT securities also may result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.


Early in each calendar year, each Fund will send each shareholder and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to the shareholder during the preceding year.



Any investor for whom a Fund does not have a valid Taxpayer Identification Number will be subject to backup withholding.


Any gain resulting from the redemption, sale or exchange of shares of a Fund will generally be subject to tax.

NOTE: The foregoing summarizes certain tax consequences of investing in the Funds for shareholders who are U.S. citizens or corporations. Before investing, an investor should consult his or her own tax adviser for more information concerning the federal, state, local and foreign tax consequences of investing in, redeeming or exchanging Fund shares.

ADDITIONAL INFORMATION


The Behavioral Growth Fund also offers Investor Class shares. Investor Class shares are offered in a separate prospectus. Investor Class shares are identical to Institutional Class shares, except that Investor Class shares bear certain 12b-1 fees and have separate voting rights in certain circumstances. Since a Fund's Institutional Class shares bear no such 12b-1 fees, the Fund's Institutional Class shares are expected to have a higher total return than such Fund's Investor Class shares. Neither class of shares of any Fund has conversion rights into or may be exchanged for the other class of shares of such Fund.

PERFORMANCE OF ACCOUNTS (UNAUDITED)



The REIT Fund's investment objective and policies are substantially similar to those used by JPMIM in managing certain discretionary investment management accounts. The chart below shows the historical investment performance for a composite of these accounts (the "REIT Composite") and for the Fund's benchmark index, the Morgan Stanley REIT Index. The REIT Composite includes discretionary accounts invested in U.S. real estate securities, including real estate investment trusts, according to JPMIM's U.S. Real Estate Securities investment approach.



The performance of the REIT Composite does not represent the REIT Fund's performance nor should it be interpreted as indicative of the REIT Fund's future performance. The accounts in the REIT Composite are not subject to the same regulatory requirements and limitations imposed on mutual funds. If the accounts included in the REIT Composite had been subject to these regulatory requirements and limitations, their performance might have been lower.



Additionally, although it is anticipated that the REIT Fund and the REIT Composite will hold similar securities, their investment results are expected to differ. In particular, difference in asset size and cash flow resulting from purchases and redemptions of Fund shares may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular Fund holdings.



The performance of the REIT Composite reflects the deduction of the REIT Fund's total operating expenses, after expense reimbursement, of 1.00% and the reinvestment of dividends and other distributions. The performance information is the annual total return of the REIT Composite for each of the periods indicated.



U.S. REAL ESTATE SECURITIES COMPOSITE




YEAR BY YEAR RETURNS                                    BENCHMARK
                                        COMPOSITE        INDEX                                      COMPOSITE
          1997                              21.67%       18.56%         BEST QUARTER   [3Q97]          [13.96]%
          1998                             -16.61%      -16.91%         WORST QUARTER  [3Q98]         [-11.84]%
          1999                              -2.46%       -4.54%
          2000                              30.30%       26.81%
          2001                              11.27%       12.83%
          2002                               5.86%        3.65%
          2003                                   %            %



AVERAGE ANNUAL TOTAL RETURNS
SHOWS PERFORMANCE OVER TIME, FOR THE PERIODS ENDED 12/31/03





                                               COMPOSITE               INDEX
                                               ---------               -------
          1Yr                                    [5.86]%                [3.65]%
          3Yr                                   [15.35]%               [14.04]%
          5Yr                                    [4.54]%                [3.30]%
          Since Inception (12/96)                [7.21]%                [5.70]%



The REIT Composite currently includes all discretionary accounts managed by JPMIM using substantially similar investment strategies to that of the REIT Fund. The strategy inception date for the REIT Composite was December 1996.

Financial Highlights


The financial highlights tables are intended to help you understand the financial performance of each Fund's Institutional Class shares for the past five years (or, if shorter, since the commencement of a Fund's investment operations). Certain information reflects financial results for a single Institutional Class share of a Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund's Institutional Class shares (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, dated October 17, 2003, along with Undiscovered Managers Funds' financial statements, are included in Undiscovered Managers Funds' 2003 Annual Report to Shareholders, which is available upon request.





                                                                                 Behavioral
                                                                               Growth Fund (a)
                                              ------------------------------------------------------------------------------------
                                                                                Institutional
                                                                                   Class
                                              ------------------------------------------------------------------------------------

                                                 Year ended       Year ended       Year ended       Year ended       Year ended
                                              August 31, 2003   August 31, 2002  August 31, 2001  August 31, 2000  August 31, 1999
NET ASSET VALUE, BEGINNING OF YEAR             $    12.21       $   14.47        $    30.40       $    21.38       $   11.86
                                               ----------       ---------        ----------       ----------       ---------
Income from Investment Operations:
   Net investment loss                              (0.14)          (0.16)            (0.22)           (0.28)          (0.13)
   Net realized and unrealized gain (loss)
     on investments                                  6.48           (2.10)           (14.57)            9.30            9.65
                                               ----------       ---------        ----------       ----------       ---------
   Total Income (Loss) from Investment
     Operations                                      6.34           (2.26)           (14.79)            9.02            9.52
                                               ----------       ---------        ----------       ----------       ---------
Less Distributions:
   Distributions from realized gains                 0.00            0.00             (1.14)            0.00            0.00
                                               ----------       ---------        ----------       ----------       ---------
Net increase (decrease) in net asset value           6.34           (2.26)           (15.93)            9.02            9.52
                                               ----------       ---------        ----------       ----------       ---------
NET ASSET VALUE, END OF YEAR                   $    18.55       $   12.21        $    14.47       $    30.40       $   21.38
                                               ==========       =========        ==========       ==========       =========

TOTAL RETURN                                        51.93%         (15.62)%          (49.63)%          42.19%          80.27%
RATIOS/SUPPLEMENTAL DATA:

Net Assets, end of period (in 000s)            $  104,018       $  64,968        $  106,195       $  263,268       $  94,075
Ratios to average net assets (+):
   Net investment loss including
     reimbursement
                                                    (0.97)%         (1.16)%           (1.16)%          (0.97)%         (0.72)%
   Operating expenses including
     reimbursement                                   1.30%           1.30%             1.30%            1.30%           1.30%
Portfolio turnover rate                               129%             94%               97%              90%             72%
+  The operating expenses may reflect a reduction of the advisory fee, an  allocation of expenses to the Investment Adviser, or both.
   Had such actions not been taken, the ratios would have been as follows:
Net investment loss                                 (1.14)%         (1.35)%           (1.29)%          (1.11)%         (1.26)%
Operating expenses                                   1.47%           1.49%             1.43%            1.44%           1.84%

----------

(a) On March 15, 2001, the Fund ceased offering C Class shares and all remaining C Class shares were redeemed.

Per share data is calculated based upon the average shares outstanding during the period.


                                                                                  Behavioral
                                                                                  Value Fund
                                              -------------------------------------------------------------------------------------
                                                                                 Institutional
                                                                                   Class (1)
                                              -------------------------------------------------------------------------------------
                                                 Year ended      Year ended        Year ended       Year ended        Period ended
                                              August 31, 2003  August 31, 2002   August 31, 2001  August 31, 2000   August 31, 1999
NET ASSET VALUE, BEGINNING OF PERIOD           $   17.42        $   21.06          $   19.68          $   15.11        $   12.50
                                               ---------        ---------          ---------          ---------        ---------
Income from Investment Operations:
   Net investment loss                             (0.12)           (0.17)             (0.13)             (0.06)           (0.03)
   Net realized and unrealized gain (loss)
   on investments                                   6.84            (3.20)              1.51               5.33             2.64
                                               ---------        ---------          ---------          ---------        ---------
   Total Income (Loss) from Investment
   Operations                                       6.72            (3.37)              1.38               5.27             2.61
                                               ---------        ---------          ---------          ---------        ---------
Less Distributions:
   Dividends from net investment income             0.00             0.00               0.00              (0.06)            0.00
   Distributions from realized gains               (1.34)           (0.27)             (0.00)(A)          (0.64)            0.00
                                               ---------        ---------          ---------          ---------        ---------
   Total Distributions                             (1.34)           (0.27)             (0.00)             (0.70)            0.00
                                               ---------        ---------          ---------          ---------        ---------
Net increase (decrease) in net asset value          5.38            (3.64)              1.38               4.57             2.61
                                               ---------        ---------          ---------          ---------        ---------
NET ASSET VALUE, END OF PERIOD                 $   22.80        $   17.42          $   21.06          $   19.68        $   15.11
                                               =========        =========          =========          =========        =========

TOTAL RETURN**                                     41.56%          (16.16)%             7.03%             35.99%           20.88%
RATIOS/SUPPLEMENTAL DATA:

Net Assets, end of period (in 000s)               40,567        $  28,045          $  34,828          $  21,015        $   3,651
Ratios to average net assets (+):
   Net investment loss including
   reimbursement                                   (0.65)%          (0.84)%            (0.66)%            (0.35)%          (0.35)%*
   Operating expenses including reimbursement       1.40%            1.40%              1.40%              1.40%            1.40%*
Portfolio turnover rate**                             84%              59%                36%                54%              58%
+  The operating expenses may reflect a reduction of the advisory fee, an allocation of expenses to the Investment Adviser, or both.
   Had such actions not been taken, the ratios would have been as follows:
Net investment loss                                (1.00)%          (1.09)%            (0.95)%            (1.26)%          (6.84)%*
Operating expenses                                  1.75%            1.65%              1.69%              2.31%            7.89%*

----------

*    Annualized

**   For periods less than one year, percentages are not annualized.

(1) The Behavioral Value Fund commenced investment operations on December 28, 1998.

(A)  Represents less than $0.005 per share.

Per share data is calculated based upon the average shares outstanding during the period.


                                                                                     REIT
                                                                                  Fund (a, b)
                                             --------------------------------------------------------------------------------------
                                                                                 Institutional
                                                                                     Class
                                             --------------------------------------------------------------------------------------
                                               Year ended        Year ended        Year ended         Year ended      Year ended
                                             August 31, 2003   August 31, 2002   August 31, 2001   August 31, 2000  August 31, 1999
NET ASSET VALUE, BEGINNING OF PERIOD         $     15.33       $     14.50       $     12.47       $     11.19      $     10.64
                                             -----------       -----------       -----------       -----------      -----------
Income from Investment Operations:
   Net investment income (loss)                     0.49              0.50              0.52              0.51             0.53
   Net realized and unrealized gain
   (loss) on investments                            1.65              0.80              1.91              1.26             0.30
                                             -----------       -----------       -----------       -----------      -----------
   Total Income (Loss) from Investment
   Operations                                       2.14              1.30              2.43              1.77             0.83
                                             -----------       -----------       -----------       -----------      -----------
Less Distributions:
   Dividends from net investment income            (0.79)            (0.41)            (0.40)            (0.49)           (0.28)
   Distributions from realized gains               (0.22)            (0.06)             0.00              0.00             0.00
   Return of Capital                               (0.02)               --                --                --               --
                                             -----------       -----------       -----------       -----------      -----------
   Total Distributions                             (1.03)            (0.47)            (0.40)            (0.49)           (0.28)
                                             -----------       -----------       -----------       -----------      -----------

Net increase (decrease) in net asset value          1.11              0.83              2.03              1.28             0.55
                                             -----------       -----------       -----------       -----------      -----------

NET ASSET VALUE, END OF PERIOD               $     16.44       $     15.33       $     14.50       $     12.47      $     11.19
                                             ===========       ==========        ===========       ===========      ===========
TOTAL RETURN                                       15.14%             9.27%            19.83%            17.18%            7.84%
RATIOS/SUPPLEMENTAL DATA:

Net Assets, end of period (in 000s)          $   171,536       $   128,456       $    79,460       $    44,558      $    22,355
Ratios to average net assets (+):
   Net investment income (loss)
   including reimbursement                          3.27%             3.40%             3.90%             4.51%            4.86%
   Operating expenses including
   reimbursement                                    1.40%             1.40%             1.40%             1.40%            1.40%
Portfolio turnover rate                               36%               33%               29%               64%              67%
+  The operating expenses may reflect a reduction of the advisory fee, an allocation of expenses to the Investment Adviser, or both.
Had such actions not been taken, the ratios would have been as follows:
Net investment income (loss)                        3.19%             3.30%             3.67%             4.01%            4.28%
Operating expenses                                  1.48%             1.50%             1.63%             1.90%            1.98%

----------

(a) On March 15, 2001, the Fund ceased offering C Class shares and all remaining C Class shares were redeemed.

(b) On September 21, 2001, the Fund ceased offering Investor Class shares and all remaining Investor Class shares were redeemed.

Per share data is calculated based upon the average shares outstanding during the period.



                                                                                           Small Cap
                                                                                          Growth Fund
                                                                 -------------------------------------------------------------
                                                                                    Institutional Class (1)
                                                                 -------------------------------------------------------------
                                                                   Year ended            Year ended             Period ended
                                                                 August 31, 2003        August 31, 2002        August 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD                             $        6.05          $        8.61           $       12.50
                                                                 -------------          -------------           -------------
Income from Investment Operations:
   Net investment income (loss)                                          (0.07)                 (0.09)                  (0.08)
   Net realized and unrealized gain (loss) on investments                 3.39                  (2.44)                  (3.81)
                                                                 -------------          -------------           -------------
   Total Income (Loss) from Investment Operations                         3.32                  (2.53)                  (3.89)
                                                                 -------------          -------------           -------------
Less Distributions:
   Dividends from net investment income                                   0.00                   0.00                    0.00
   Distributions from capital gains                                       0.00                  (0.03)                   0.00
                                                                 -------------          -------------           -------------
   Total Distributions                                                    0.00                  (0.03)                   0.00
                                                                 -------------          -------------           -------------
Net increase (decrease) in net asset value                                3.32                  (2.56)                  (3.89)
                                                                 -------------          -------------           -------------
NET ASSET VALUE, END OF PERIOD                                   $        9.37          $        6.05           $        8.61
                                                                 =============          =============           =============

TOTAL RETURN**                                                           54.88%                (29.50)%                (31.12)%
RATIOS/SUPPLEMENTAL DATA:

Net Assets, end of period (in 000s)                              $     122,535          $      40,418           $      40,391
Ratios to average net assets (+):
   Net investment income (loss) including reimbursement
                                                                         (1.08)%                (1.14)%                 (0.88)%*
   Operating expenses including reimbursement                             1.20%                  1.20%                   1.20%*
Portfolio turnover rate**                                                   79%                   133%                    127%
+  The operating expenses may reflect a reduction of the advisory fee, an allocation of expenses to the Investment Adviser, or both
Had such actions not been taken, the ratios would have been as follows:
Net investment income (loss)                                             (1.32)%                (1.48)%                 (1.51)%*
Operating expenses                                                        1.44%                  1.54%                   1.83%*

----------

*      Annualized

**     For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on October 2, 2000.

Per share data is calculated based upon the average shares outstanding during the period.

                  Where to Get More Information About the Funds

To find out more information about Undiscovered Managers Funds, ask for a free copy of the following:

STATEMENT OF ADDITIONAL INFORMATION

The SAI provides more information about the Funds. It is filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORT

Additional information about the Funds' investments is available in Undiscovered Managers Funds' annual and semi-annual reports to shareholders. In Undiscovered Managers Funds' most recent annual report to shareholders, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. The auditors' report and financial statements included in Undiscovered Managers Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means that they are legally part of this Prospectus.


The SAI and Undiscovered Managers Funds' annual and semi-annual reports to shareholders are available, without charge, upon request. To obtain free copies of the SAI, Undiscovered Managers Funds' annual and semi-annual reports to shareholders, request other information and discuss your questions about any of the Funds, you may call toll free 1-800-766-7722 or write to:



JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road
Newark, Delaware 19713


You may also view or download this Prospectus, the SAI and other information about the Funds on our Internet site at http://www.undiscoveredmanagers.com.

You can also review and copy the SAI and other information about the Funds at the Securities and Exchange Commission Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Funds are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

                                    (Undiscovered Managers Funds' SEC Investment
                                            Company Act file number is 811-8437)

[LOGO] undiscovered managers (TM)

UNDISCOVERED MANAGERS FUNDS

PROSPECTUS


January  __, 2004


Investor Class shares of:


         Undiscovered Managers Behavioral Growth Fund






The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


The Fund ..................................................................    2

WHAT YOU SHOULD KNOW ABOUT THE FUND'S INVESTMENT
STRATEGIES, RISKS, PERFORMANCE, EXPENSES AND MANAGEMENT

Undiscovered Managers Behavioral Growth Fund ..............................    2
The Fund's Fees and Expenses ..............................................    4
Other Policies and Additional Disclosure on Risks .........................    5
The Fund's Management .....................................................    6

Your Investment ...........................................................    8

OPENING AND MAINTAINING YOUR UNDISCOVERED MANAGERS FUNDS ACCOUNT

Buying Fund Shares ........................................................    8
Selling Fund Shares .......................................................    9

General Shareholder Services ..............................................   10

Dividends, Distributions and Taxes ........................................   11

Rule 12b-1 Fees ...........................................................   12

Additional Information ....................................................   12

Financial Highlights ......................................................   14

Where to get More Information about the Fund........................  Back Cover

The Fund



Undiscovered Managers Funds has four investment portfolios. Only one of these portfolios, the Undiscovered Managers Behavioral Growth Fund portfolio (the "Behavioral Growth Fund" or the "Fund"), offers Investor Class shares. The Fund's Investor Class shares are offered in this Prospectus.



UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND


Investment Objective

Growth of capital

Principal Investment Strategies

The Behavioral Growth Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund's sub-adviser, Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler"), believes have growth characteristics.


In selecting stocks for the Behavioral Growth Fund, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to underreact to new, positive information concerning a company. Fuller & Thaler analyzes companies that have recently announced higher than expected earnings and seeks to determine whether the market value of a company's stock fully reflects Fuller & Thaler's expectations as to the company's future earnings and growth prospects.


Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Principal Risks

Investing in the Behavioral Growth Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o    A general decline in the U.S. stock markets,

o    Poor performance of individual stocks held by the Fund,

o    Potentially rapid price changes (volatility) of equity securities and

o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance


The bar chart below shows the annual total returns of the Investor Class shares of the Behavioral Growth Fund for the 1999, 2000, 2001, 2002 and 2003 calendar years. The table following the bar chart compares the average annual total returns of the Fund's Investor Class shares to the returns of the Russell 2500 Growth Index. This performance information gives some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Investor Class shares from year to year and by showing how the average annual returns of the Fund's Investor Class shares compare with those of a broad measure of market performance. How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. From commencement of operations of the Fund's Investor Class until January 30, 2004, the Fund's investment adviser was Undiscovered Managers, LLC. Effective January 30, 2004, J.P. Morgan Investment Management Inc. ("JPMIM") became the Fund's investment adviser. Fuller & Thaler continues to serve as the Fund's sub-adviser.




Annual Total Returns of the Fund's Investor


Class Shares for the Calendar Years Ended 12/31/99, 12/31/00, 12/31/01, 12/31/02 and 12/31/03


[BAR CHART]


                  1999         2000         2001          2002        2003
RETURN           65.13%      (27.05)%     (22.69)%      (17.53)%          %






During the period shown in the bar chart above, the highest quarterly return of the Fund's Investor Class shares was___________ % for the quarter ended__________, and the lowest quarterly return of the Fund's Investor Class shares was __________ % for the quarter ended______________.



Average Annual Total Returns of the Fund's
Investor Class Shares (for periods ended 12/31/03)



                                                                                         Since Commencement of Investment
                                                                                            Operations of the Investor
                                                                                             Class Shares of the Fund
                                                         One Year        Five Years                 (7/31/98)
                                                         --------        ----------      --------------------------------
Return Before Taxes                                           %                %                        %
Return After Taxes on Distributions(1)                        %                %                        %
Return After Taxes on Distributions
     and Sale of Fund Shares(1)                               %                %                        %
                                                          ----             ----                     ----
Russell 2500 Growth Index(2)                                  %                %                        %
(Reflects no deductions for fees, expenses or taxes)



(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


(2) The Russell 2500 Growth Index consists of those companies within the 2500 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization, with higher price-to-book ratios and higher forecasted growth rates. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.


                                                                          Behavioral
                                                                         Growth Fund
                                                                         -----------
                                                                          Investor
                                                                           Class
                                                                         -----------
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                             none
Maximum Deferred Sales Charge (Load)                                         none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                  none
Redemption Fees (1)                                                          none
Exchange Fees                                                                none

ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets)
Management Fees                                                              0.95%
Distribution and/or Service (12b-1) Fees (2)                                 0.35%
Other Expenses                                                               0.52%
Total Annual Fund Operating Expenses                                         1.82%
Fee Waiver and Expense Reimbursement (3)                                    (0.17)%
Net Expenses (3)                                                             1.65%



(1) Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.



(2) 12b-1 fees cause long-term Investor Class shareholders to pay more than would be permitted if such fees were a front-end sales charge.



(3) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Investor Class shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the net expenses shown above through January 30, 2006. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. See THE FUND'S MANAGEMENT -- FUND EXPENSES below.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated, (ii) your investment has a 5% return each year, (iii) you redeem all of your shares at the end of those periods and (iv) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                             Behavioral Growth Fund
                             ----------------------
One Year                               $  168
Three Years                            $  539
Five Years                             $  953
Ten Years                              $2,109

OTHER POLICIES AND ADDITIONAL DISCLOSURE ON RISKS

OTHER POLICIES

ADDITIONAL FUND INVESTMENTS

The Fund may invest its cash in repurchase agreements and other cash instruments pending investment in equity securities.

PORTFOLIO TURNOVER

The Fund is actively managed and consequently may engage in frequent trading of portfolio securities. High portfolio turnover results in higher brokerage and other expenses, which could reduce Fund performance. High portfolio turnover also may increase the amount of taxes payable by the Fund's shareholders.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUND

The Fund is not a complete investment program, and the Fund has a specialized investment objective. The investment objective and policies of the Fund can be changed without shareholder approval, except for the policies that are identified in the Fund's Statement of Additional Information (the "SAI") as "fundamental."

MORE ABOUT RISK

COMMON STOCKS AND OTHER EQUITY SECURITIES

The Fund invests mostly in "common stocks." "Common stocks" represent an ownership interest in a company. The Fund can also invest in securities that can be exercised for or converted into common stocks (such as warrants or convertible preferred stock). While offering greater potential for long-term growth, common stocks and similar equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in the Fund may sometimes decrease instead of increase. The Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See SMALL COMPANIES below. The Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.


Convertible securities include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities. The value of the convertible securities held by the Fund tends to fall when prevailing interest rates rise.


SMALL COMPANIES


The Fund may invest in companies with relatively small market capitalization.



Investments in companies with relatively small capitalization may involve greater risk than is usually associated with stocks of larger companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or market averages in general. Because the Fund may invest in companies with smaller capitalization, its net asset value per share may fluctuate more widely than market averages.

THE FUND'S MANAGEMENT



INVESTMENT ADVISER



The Fund is advised by J.P. Morgan Investment Management Inc. ("JPMIM"), 522 Fifth Avenue, New York, NY 10036. JPMIM is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of J.P. Morgan Chase & Co ("J.P. Morgan Chase"). JPMIM acts as investment adviser to individuals, governments, corporations, employee benefit plans, labor unions and state and local governments, mutual funds and other institutional investors.



JPMIM has responsibility for the management of the Fund's affairs, under the supervision of Undiscovered Managers Funds' Board of Trustees. The Fund's investment portfolio is managed on a day-to-day basis by the Fund's sub-adviser, under the general oversight of JPMIM and the Board of Trustees. JPMIM has ultimate responsibility to oversee the sub-adviser, and it monitors and evaluates the sub-adviser to help assure that the sub-adviser is managing the Fund consistently with the Fund's investment objective and restrictions and applicable laws and guidelines. In addition, JPMIM has ultimate responsibility to recommend to the Board of Trustees the hiring, termination and replacement of its sub-adviser. The team at JPMIM providing these services is led by Andrew Spencer, Managing Director and Chief Investment Officer of the JPMorgan Funds, who joined JPMIM in 1986. Mr. Spencer previously headed the JPMIM European Equity Group and UK Equities for Fleming Investment Management. The sub-adviser is responsible for deciding which securities to purchase and sell for the Fund and for placing orders for the Fund's transactions.



The Fund will pay JPMIM a management fee at the annual percentage rate of 0.95% of the Fund's average daily net assets, subject to the fee waiver and expense reimbursement arrangements described below.



SUB-ADVISER AND PORTFOLIO MANAGERS



FULLER & THALER, formerly known as RJF Asset Management, Inc., is the sub-adviser to the BEHAVIORAL GROWTH FUND. As sub-adviser, Fuller & Thaler provides day-to-day management of the Fund's portfolio. Fuller & Thaler, 411 Borel Avenue, Suite 402, San Mateo, California 94402, was founded in 1993, and currently serves as an investment adviser to pension and profit sharing plans, academic institutions and other institutional investors.



Russell J. Fuller and Frederick W. Stanske have day-to-day responsibility for managing the portfolio of the Behavioral Growth Fund. Mr. Fuller founded Fuller & Thaler and has served as its President and Chief Investment Officer since 1993. He was a Vice President of Strategic Development of Concord Capital Management from 1990 to 1993, and a Professor of Finance and Chair of the Department of Finance at Washington State University from 1984 to 1990. Mr. Stanske joined Fuller & Thaler in 1996 as a Vice President and Portfolio Manager and became a Senior Vice President and Portfolio Manager in 1997. Prior to joining Fuller & Thaler, Mr. Stanske was employed as a Securities Analyst at Farmers Insurance Group from 1987 to 1989 and as a Vice President and Research Analyst at Fisher Investments from 1989 to 1996.



JPMIM will pay Fuller & Thaler for services rendered during the Fund's fiscal year a sub-advisory fee at the annual percentage rate of 0.60% of the Fund's average daily net assets.





FUND EXPENSES


JPMorgan Chase Bank has contractually agreed that it will reimburse the Fund to the extent total annual operating expenses of the Investor Class shares of the Fund (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed an annual percentage rate of 1.65% of the average daily net assets of such class. This agreement has a term running through January 30, 2006, and is renewable from year to year thereafter. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

PREVIOUS INVESTMENT ADVISORY AND SUBADVISORY ARRANGEMENTS



From the Fund's commencement of operations until January 30, 2004, Undiscovered Managers, LLC served as the investment adviser to the Fund. For the Behavioral Growth Fund's fiscal year ended August 31, 2003, Undiscovered Managers, LLC was paid at the annual percentage rate of 0.95% of the Fund's average daily net assets, subject to a fee deferral arrangement. Prior to January 30, 2004, Undiscovered Managers, LLC had contractually agreed to reduce its management fees and pay the expenses of the Fund's Investor Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the annual percentage rate of 1.65% of the average daily net assets of the Investor Class shares of the Fund, subject to the obligation of the Fund to repay Undiscovered Managers, LLC such deferred fees and expenses in future years, if any, when the Fund's Investor Class expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) fell below the stated percentage rate, but only to the extent that such repayment would not cause the Fund's Investor Class expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) in any such future year to exceed the stated percentage rate, and provided that the Fund was not obligated to repay any such deferred fees and expenses more than three years after the end of the fiscal year in which they were incurred (for expenses incurred before December 28, 1999, the Fund's repayment obligation extended until two years after the end of the fiscal year in which the expenses were incurred). This agreement was terminated on January 30, 2004, and the Fund's obligation to repay such deferred fees and expenses has been permanently waived by Undiscovered Managers, LLC.



Prior to January 30, 2004, Undiscovered Managers, LLC paid Fuller & Thaler for services rendered a sub-advisory fee at the annual percentage rate of 0.60% of the Fund's average daily net assets.


OTHER ARRANGEMENTS


The Fund and JPMIM expect to apply for an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which JPMIM will, subject to supervision and approval of Undiscovered Managers Funds' Board of Trustees, be permitted to enter into and materially amend sub-advisory agreements without such agreements being approved by the shareholders of the Fund. The Fund and JPMIM will therefore have the right to hire, terminate, or replace sub-advisers without shareholder approval, including, without limitation, the replacement or reinstatement of any sub-adviser with respect to which a sub-advisory agreement has automatically terminated as a result of an assignment. JPMIM will continue to have the ultimate responsibility to oversee each sub-adviser and recommend its hiring, termination and replacement. There can be no guarantee that the Fund and JPMIM will obtain this order from the Securities and Exchange Commission.



Shareholders will be notified of any changes in sub-advisers. Shareholders of the Fund have the right to terminate a sub-advisory agreement for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. The order also will permit the Fund to disclose to shareholders the management fees only in the aggregate for the Fund.



THE FUND'S ADMINISTRATOR



JPMorgan Chase Bank (the "Administrator") provides administrative services and oversees the Fund's other service providers. The Administrator receives a monthly fee from the Fund at the annual rate of 0.25% of the Fund's average daily net asset value.






THE FUND'S DISTRIBUTOR



J.P. Morgan Fund Distributors, Inc. ("JPMFD") is the distributor for the Fund. JPMFD is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

YOUR INVESTMENT


BUYING FUND SHARES



You do not pay any sales charge (sometimes called a load) when you buy Investor Class shares of the Fund. Certain dealers and shareholder servicing agents may receive payments from JPMorgan Chase Bank. These payments are made at JPMorgan Chase Bank's own expense. The price you pay for your shares is the net asset value (NAV) per share of the Investor Class of the Fund. NAV is the value of everything the Investor Class of the Fund owns, minus everything the class owes, divided by the number of outstanding shares of the class. The Fund generally values its assets at their market prices, but if market prices are unavailable or do not represent a security's value at the time of pricing, then the Fund values its assets at their fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees of Undiscovered Managers Funds. When fair value is used, the prices of securities used by the Fund to calculate its classes' NAV may differ from quoted or published prices for the same securities. In addition, the Fund has implemented fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the JPMIM determines that use of another fair valuation methodology is appropriate.



The NAV of each class of shares is calculated once each day at the close of regular trading on the New York Stock Exchange (NYSE). You will pay the next NAV calculated after your investment representative or the JPMorgan Funds Service Center receives your order in proper form.



The Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.



You can buy shares in one of two ways:



THROUGH YOUR INVESTMENT REPRESENTATIVE OR FINANCIAL SERVICE FIRM



Tell your representative or firm you want to buy shares of the Fund and he or she will contact us. Your investment representative or firm may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives or firms charge a single fee that covers all services. Your representative must accept your order by the close of regular trading on the New York Stock Exchange (NYSE) in order for us to process your order at that days price. Your representative or firm may impose different minimum investments and earlier deadlines to buy and sell shares.



THROUGH THE JPMORGAN FUNDS SERVICE CENTER



Call 1-800-348-4782
Or
Complete an application form and mail it along with a check for the amount you want to invest to:



         JPMorgan Funds Service Center
         P.O. Box 219392
         Kansas City, MO 64121-9392



The JPMorgan Funds Service Center will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed application or other instructions in proper form.



The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the NYSE, we will process your order at that day's price. All purchases of Investor Class shares must be paid for by 4:00p.m. Eastern time on the settlement date or the order may be cancelled. Any funds received in connection with late orders will be invested on the following business day.

GENERAL



Federal law requires the Fund to obtain, verify and record a person's name, date of birth (for a natural person), residential street address or principal place of business and Social Security Number, Employer Identification Number or other government issued identification when opening an account. The Fund may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the Fund, its transfer agent, shareholder servicing agent, or its financial intermediaries to attempt to verify the person's identity. The Fund may not be able to establish an account if the person does not provide the necessary information. In addition, the Fund may suspend or limit account transactions while it is in the process of attempting to verify the person's identity. If the Fund is unable to verify the person's identity after an account is established, the Fund may be required to involuntarily redeem the person's shares and close the account.



The Fund has the right to reject any purchase order or to cease offering shares at any time.



Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. The redemption of shares purchased through the JPMorgan Funds Service Center by check or an ACH transaction is subject to certain limitations. See Selling Fund Shares.



Your purchase will be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund. Orders by wire may be canceled if the JPMorgan Funds Service Center does not receive payment by 4:00 p.m. Eastern time on the settlement date. Any funds received in connection with late orders will be invested on the following business day.



The Funds will not issue certificates for Investor Class shares.



MINIMUM INVESTMENT



Investors must buy a minimum $10,000 worth of Investor Class shares to open an account. The minimum investment may be less for certain investors. If you purchase shares through a financial intermediary and hold such shares through an omnibus account with that financial intermediary, the minimum initial investment applies to the omnibus account and not to you individually. There are no minimum levels for subsequent purchases.






SELLING FUND SHARES



When you sell your shares you will receive the next NAV calculated after your investment representative or the JPMorgan Funds Service Center accepts your order in proper form. In order for you to receive that day's NAV, the JPMorgan Funds Service Center must receive your request before the close of regular trading on the NYSE.



We will need the names of the registered shareholders, your account number and other information before we can sell your shares. Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the close of regular trading on the NYSE, the Fund will make available to you the proceeds the next business day. You will not be permitted to enter a redemption order for shares purchased by check or through an ACH transaction for 15 days or 7 business days, as the case may be, following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check has cleared. Thereafter, a redemption order can be processed as otherwise described. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.



You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Funds Service Center for more details.



You may sell your shares in one of two ways:

THROUGH YOUR FINANCIAL SERVICE FIRMS



Tell your firm you want to sell shares of the Fund. They will send all necessary documents to the JPMorgan Funds Service Center. Your firm might charge you for this service.



THROUGH THE JPMORGAN FUNDS SERVICE CENTER



Call 1-800-348-4782. We will send you a check or send the proceeds by wire only to the bank account on our records.






The Fund will normally redeem your shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees of Undiscovered Managers Funds determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, you will normally incur brokerage commissions upon subsequent disposition of any such securities. However, Undiscovered Managers Funds is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of Undiscovered Managers Funds at the beginning of such period.



GENERAL SHAREHOLDER SERVICES



The Fund offers the following shareholder services, which are more fully described in the SAI. Explanations and forms are available from the Fund. Telephone redemption and exchange privileges will be established automatically when you open an account unless you elect on the application to decline the privileges. Other privileges must be specifically elected. A medallion signature guarantee may be required to establish these privileges after an account is opened.



EXCHANGING FUND SHARES



You may not exchange Investor Class shares for Institutional Class shares.



EXCESSIVE TRADING



Frequent trades in your account can disrupt portfolio management and increase Fund expenses for all shareholders. The Fund is not intended to be an investment vehicle for market timing or excessive trading. Therefore, if the Fund or the Fund's administrator determines that, with respect to one investor, a related group of investors or their agent, there is a pattern of frequent purchases and sales of the Fund, or frequent exchanges between or among Undiscovered Managers Funds or JPMorgan Funds, they shall prohibit additional purchases or exchanges by such investors or their agents of shares of the Fund. Systematic Exchanges and automatic reinvestments of any dividends and distributions on remaining fund balances are excepted from this trading prohibition.



RETIREMENT PLANS



The Fund's Investor Class shares may be purchased by all types of tax-deferred retirement plans. The Fund's distributor makes available retirement plan forms for IRAs.



SYSTEMATIC WITHDRAWAL PLAN



If the value of your account is at least $25,000, you may have periodic cash withdrawals automatically paid to you or any person designated by you.



AUTOMATIC INVESTMENT PLAN



Voluntary monthly investments of at least $1,000 may be made automatically by pre-authorized withdrawals from your checking account.



OTHER INFORMATION CONCERNING THE FUNDS



We may close your account if the aggregate balance in the Fund[, other portfolios of Undiscovered Managers Funds and JPMorgan Funds (except money market funds)] falls below the minimum investment noted above for 30 days as a result of selling shares. We will give you 60 days' notice before closing your account. The minimum does not apply to automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in a Fund's net asset value per share.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund, JPMIM, JPMFD or Fuller & Thaler liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.



You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.



Please write to:



JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392



Undiscovered Managers Funds may suspend the right of redemption and may postpone payment for more than seven days when the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.



The Fund currently issues two classes of shares. This prospectus relates only to Investor Class Shares of the Behavioral Growth Fund. Each class may have different requirements for who may invest. A person who gets compensated for selling Fund shares may receive a different amount for each class.


DIVIDENDS, DISTRIBUTIONS AND TAXES


The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions. The Fund declares and pays its net investment income to shareholders as dividends annually. The Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any net capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Board of Trustees of Undiscovered Managers Funds. The Board of Trustees may change the frequency with which the Fund declares or pays dividends.



You have three options for your distributions. You may:



     o reinvest all distributions in additional Fund shares without a sales charge;



     o take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or



     o take all distributions in cash or as a deposit in a pre-assigned bank account.



Dividends and net capital gain distributions will automatically be reinvested in additional shares of the Fund on the record date unless a shareholder has elected to receive cash. The taxation of dividends will not be affected by the form in which you receive them.



The Fund intends to qualify as a regulated investment company under the Code. As a regulated investment company, and provided that the Fund distributes substantially all its net investment income and net capital gains to its shareholders, the Fund itself will not pay any federal income tax on its distributed income and gains.

For federal income tax purposes, income dividends are taxable to shareholders as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and the Fund level. Taxes on distributions of net capital gains are determined by how long the Fund owned the portfolio securities that generated the gains, rather than by how long a shareholder has owned his/her shares. Distributions of net gains realized from the sale or exchange of portfolio securities that the Fund owned for one year or less will be taxable to shareholders as ordinary income. Distributions of net gains from portfolio securities that the Fund owned for more than one year will be taxable to shareholders as capital gains. Long-term capital gain rates applicable to individuals have been temporarily reduced -- in general, to 15% -- for taxable years beginning on or before December 31, 2008. Dividends and distributions are taxable to a shareholder of the Fund even if they are paid from income or gains earned by the Fund prior to the shareholder's investment (and thus were included in the price paid by the shareholder). Dividends and distributions are taxable as described above regardless of whether they are distributed in cash or additional shares.



Certain designated dividends from the Fund are expected to be eligible for the dividends-received deduction for corporate shareholders (subject to a holding period requirement).



Early in each calendar year, the Fund will send each shareholder and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to the shareholder during the preceding year.



Any investor for whom a Fund does not have a valid Taxpayer Identification Number will be subject to backup withholding.



Any gain resulting from the redemption, sale or exchange of shares of the Fund will generally be subject to tax.



NOTE: The foregoing summarizes certain tax consequences of investing in the Fund for shareholders who are U.S. citizens or corporations. Before investing, an investor should consult his or her own tax adviser for more information concerning the federal, state, local and foreign tax consequences of investing in, redeeming or exchanging Fund shares.


RULE 12b-1 FEES


Under a Service and Distribution Plan relating to Investor Class shares adopted by Undiscovered Managers Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, Undiscovered Managers Funds may pay fees as compensation for any or all of the following: (i) engaging in activities or bearing expenses primarily intended to result in the sale of Investor Class shares, (ii) providing services relating to Investor Class shares (which would be in addition to any general services provided to the Fund as a whole) and
(iii) providing additional personal services to Investor Class shareholders and/or for the maintenance of Investor Class shareholder accounts. On an annual basis, the aggregate amount of fees under such plan with respect to the Fund will not exceed 0.35% of the Fund's average daily net assets attributable to its Investor Class shares. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


ADDITIONAL INFORMATION


Currently, the Fund offers two classes of shares--Institutional Class shares and Investor Class shares. Certain other investment portfolios of Undiscovered Managers Funds have only Institutional Class shares.

Institutional Class shares are offered in a separate prospectus. Institutional Class shares are identical to Investor Class shares, except that Institutional Class shares bear no 12b-1 fees, and Investor Class shares have separate voting rights in certain circumstances. Since the Fund's Institutional Class shares bear no such 12b-1 fees, the Fund's Institutional Class shares are expected to have a higher total return than the Fund's Investor Class shares. Neither class of shares of the Fund has conversion rights into or may be exchanged for the other class of shares of the Fund or of any other investment portfolio of Undiscovered Managers Funds.

Financial Highlights


The financial highlights table is intended to help you understand the financial performance of the Fund's Investor Class shares for the past five years. Certain information reflects financial results for a single Investor Class share of the Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund's Investor Class shares (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, dated October 17, 2003, along with Undiscovered Managers Funds' financial statements, are included in Undiscovered Managers Funds' 2003 Annual Report to Shareholders, which is available upon request.


                                                                                   Behavioral
                                                                                   Growth Fund
                                               -----------------------------------------------------------------------------------
                                                                                    Investor
                                                                                      Class
                                               -----------------------------------------------------------------------------------
                                                 Year ended       Year ended       Year ended       Year ended       Year ended
                                               August 31, 2003  August 31, 2002  August 31, 2001  August 31, 2000  August 31, 1999
                                               ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSET VALUE, BEGINNING OF YEAR               $    12.07       $    14.32       $    30.21       $    21.31       $    11.85
                                                 ----------       ----------       ----------       ----------       ----------
Income from Investment Operations:
   Net investment loss                                (0.18)           (0.21)           (0.28)           (0.38)           (0.20)
   Net realized and unrealized gain (loss)
   on investments                                      6.38            (2.04)          (14.47)            9.28             9.66
                                                 ----------       ----------       ----------       ----------       ----------
   Total Income (Loss) from Investment
   Operations                                          6.20            (2.25)          (14.75)            8.90             9.46
                                                 ----------       ----------       ----------       ----------       ----------
Less Distributions:
   Distributions from realized gains                   0.00             0.00            (1.14)            0.00             0.00
                                                 ----------       ----------       ----------       ----------       ----------

Net increase (decrease) in net asset value             6.20            (2.25)          (15.89)            8.90             9.46
                                                 ----------       ----------       ----------       ----------       ----------

NET ASSET VALUE, END OF YEAR                     $    18.27       $    12.07       $    14.32       $    30.21       $    21.31
                                                 ==========       ==========       ==========       ==========       ==========

TOTAL RETURN                                          51.37%          (15.71)%         (49.82)%          41.76%           79.83%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (in 000s)                $   10,230       $    6,301       $    8,114       $   19,077       $    4,590
Ratios to average net assets (+):
   Net investment loss including
   reimbursement                                      (1.32)%          (1.51)%          (1.51)%          (1.32)%          (1.09)%
   Operating expenses including                        1.65%            1.65%            1.65%            1.65%            1.65%
   reimbursement
Portfolio turnover rate                                 129%              94%              97%              90%              72%

+  The operating expenses may reflect a reduction of the advisory fee, an allocation of expenses to the Investment Adviser, or both.  Had such actions not been taken, the ratios would have been as follows:

Net investment loss                                   (1.49)%          (1.70)%          (1.64)%          (1.49)%          (1.77)%
Operating expenses                                     1.82%            1.84%            1.78%            1.82%            2.33%

----------

Per share data is calculated based upon the average shares outstanding during the period.

                  WHERE TO GET MORE INFORMATION ABOUT THE FUND


To find out more information about Undiscovered Managers Funds, ask for a free copy of the following:

STATEMENT OF ADDITIONAL INFORMATION


The SAI provides more information about the Fund. It is filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus.


ANNUAL/SEMI-ANNUAL REPORT


Additional information about the Fund's investments is available in Undiscovered Managers Funds' annual and semi-annual reports to shareholders. In Undiscovered Managers Funds' most recent annual report to shareholders, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The auditors' report and financial statements included in Undiscovered Managers Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means that they are legally part of this Prospectus.



The SAI and Undiscovered Managers Funds' annual and semi-annual reports to shareholders are available, without charge, upon request. To obtain free copies of the SAI, Undiscovered Managers Funds' annual and semi-annual reports to shareholders, request other information and discuss your questions about the Fund, you may call toll free 1-800-348-4782 or write to:



JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392



You may also view or download this Prospectus, the SAI and other information about the Fund on our Internet site at http://www.undiscoveredmanagers.com.



You can also review and copy the SAI and other information about the Fund at the Securities and Exchange Commission Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.


                                    (Undiscovered Managers Funds' SEC Investment
                                            Company Act file number is 811-8437)

                                  UNDISCOVERED
                                  MANAGERS(TM)

                       STATEMENT OF ADDITIONAL INFORMATION


                                January __, 2004


                                       for

                  UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND
                   UNDISCOVERED MANAGERS BEHAVIORAL VALUE FUND
                         UNDISCOVERED MANAGERS REIT FUND
                            UM SMALL CAP GROWTH FUND

                                Each a Series of

                           UNDISCOVERED MANAGERS FUNDS


This Statement of Additional Information ("SAI") is not a prospectus but contains information that may be useful to investors that is not included in the relevant Prospectus. This SAI relates to the Undiscovered Managers Funds' Institutional Class Prospectus dated January __, 2004 and the Undiscovered Managers Funds' Investor Class Prospectus dated January __, 2004, of the series of Undiscovered Managers Funds listed above (the "Funds" and each a "Fund"), and is only authorized for distribution when accompanied or preceded by the relevant Prospectus. If a Fund offers shares in more than one Prospectus, each reference to the "Prospectus" in this SAI shall include all of such Fund's prospectuses unless otherwise noted. This SAI should be read together with the applicable Prospectus. A free copy of the applicable Prospectus may be obtained by calling ________________ or by sending a request to Undiscovered Managers Funds, 522 Fifth Avenue, New York, New York 10036.



Certain disclosure has been incorporated by reference from the Funds' annual report to shareholders. The Funds' annual report to shareholders may be obtained, without charge, by calling__________________.

                                TABLE OF CONTENTS


Organization and Classification.................................................3
Investment Objectives, Policies and Restrictions................................3
Additional Description of Investments, Investment Practices and Risks...........5
Management of the Trust.........................................................7
Ownership of Shares of the Funds...............................................15
Investment Advisory and Other Services.........................................18
Portfolio Transactions and Brokerage...........................................29
Description of the Trust.......................................................32
Additional Purchase and Redemption Information.................................34
Net Asset Value................................................................37
Income Dividends, Capital Gain Distributions and Tax Status....................39
Calculation of Total Return....................................................41
Performance Comparisons........................................................47
Financial Statements...........................................................49
Appendix A--Publications That May Contain Fund Information....................A-1
Appendix B--Advertising and Promotional Literature............................B-1

                         ORGANIZATION AND CLASSIFICATION

Undiscovered Managers Funds (the "Trust") is an open-end management investment company organized under the laws of Massachusetts as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 29, 1997 (as amended, the "Declaration of Trust"). The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. The Trustees of the Trust may, without shareholder approval, divide the shares of any series into multiple classes of shares having such preferences and special or relative rights and privileges as the Trustees of the Trust determine. Each Fund is a series of the Trust.


Each Fund is a "diversified" fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), except for Undiscovered Managers REIT Fund (the "REIT Fund"), which is "non-diversified." With respect to 75% of its assets, a diversified fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities) while the remaining 25% of its total assets are not subject to such restriction. A non-diversified fund is restricted with respect to 50% of its total assets from investing more than 5% of its total assets in the securities of any one issuer (except U.S. government securities), and with respect to the remaining 50% of its total assets, it is restricted from investing more than 25% of its total assets in the securities of any one issuer. A non-diversified fund may invest a greater percentage of its total assets in securities of individual issuers, or may invest in a smaller number of different issuers, than a diversified fund. Accordingly, a non-diversified fund is more susceptible to risks associated with particular issuers than a diversified fund.


                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS


The investment objective and policies of each Fund are summarized in the Institutional Class Prospectus under "The Funds" and in the Investor Class Prospectus under "The Fund." The investment policies of each Fund set forth in the applicable Prospectus and in this SAI may be changed by the Fund's adviser, subject to review and approval by the Trust's Board of Trustees, without shareholder approval except that any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which in the Prospectus and this SAI means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which at least 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).


Any notice required under Rule 35d-1 under the 1940 Act to be delivered to shareholders of a Fund for the purpose of announcing an intended change in a non-fundamental policy of the Fund (as described in this Statement of Additional Information or in the Fund's Prospectus) will be provided in plain English in a separate written document. Each such notice will contain, in bold-faced type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement will also appear on the envelope in which such notice is delivered, or, if the notice is delivered separately from other communications to investors, either on the notice or on the envelope in which the notice is delivered.

INVESTMENT RESTRICTIONS--ALL FUNDS

The following investment restrictions are fundamental policies of Undiscovered Managers Behavioral Growth Fund (the "Behavioral Growth Fund"), Undiscovered Managers Behavioral Value Fund (the "Behavioral Value Fund"), the REIT Fund, and UM Small Cap Growth Fund (the "Small Cap Growth Fund").

Each Fund will not:

1. Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

4. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options, and may enter into swap agreements, foreign exchange contracts and other financial transactions not involving physical commodities.

5. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

6. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry; except that the REIT Fund will invest more than 25% of its total assets in securities issued by real estate investment trusts (as defined in the Internal Revenue Code of 1986 (the "Code")).

7. Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.

Although the Funds are permitted to borrow money to a limited extent, no Fund currently intends to do so.

In addition to the foregoing fundamental investment restrictions, it is contrary to each Fund's present policy, which may be changed without shareholder approval, to:

Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

All percentage limitations on investments will apply at the time of the making of an investment (except for the non-fundamental restriction set forth in the immediately preceding paragraph) and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

                     ADDITIONAL DESCRIPTION OF INVESTMENTS,
                         INVESTMENT PRACTICES AND RISKS

The following is an additional description of certain investments, investment practices and risks of certain of the Funds.

REPURCHASE AGREEMENTS

Any assets of the Funds not invested in common stocks or other equity securities will generally be held in the form of cash or in repurchase agreements. Under a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. If the seller fails to repurchase the securities, the Fund has rights to sell the securities to third parties. Repurchase agreements can be regarded as loans by the Fund to the seller, collateralized by the securities that are the subject of the agreement. Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low credit risk, although the Fund may be subject to various delays and risks of loss if the seller fails to meet its obligation to repurchase. The staff of the Securities and Exchange Commission is currently of the view that repurchase agreements maturing in more than seven days are illiquid securities.

LOANS OF SECURITIES


Each Fund may lend its portfolio securities, provided that cash or equivalent collateral equal to at least 100% of the market value of the securities loaned is continuously maintained by the borrower with the Fund. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. It is not currently anticipated that any Fund will have on loan at any given time securities totaling more than one-third of its net assets. A Fund runs the risk that the counterparty to a loan transaction will default on its obligation and that the value of the collateral received may be insufficient to cover the securities loaned as a result of an increase in the value of the securities or decline in the value of the collateral.


LEVERAGE

Although it is not the current intention of any of the Funds to engage in borrowing, each Fund may borrow money provided that the total amount borrowed and outstanding at the time the borrowing is made does not exceed 33 1/3% of the value of such Fund's total assets (not including the amount borrowed). The use of leverage through borrowing creates an opportunity for increased net income, but, at the same time, creates special risks. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The intent of using leverage would be to provide the holders of a Fund's shares with a potentially higher return. Leverage creates risks for a Fund, including the likelihood of greater volatility of the net asset value and market price of the Fund's shares. To the extent the income derived from securities purchased with funds received from leverage exceeds the cost of leverage, a Fund's return will be greater than if leverage had not been used. Conversely, if the income from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to a Fund will be less than if leverage had not been used, and therefore the amounts available for distribution to such Fund's shareholders as dividends and other distributions will be reduced or eliminated. In the latter case, a Fund's sub-adviser in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate under the circumstances. During periods in which a Fund is using leverage, the fees paid by such Fund to J.P. Morgan Investment Management Inc. ("JPMIM"), for investment advisory and JPMorgan Chase Bank for administrative services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's total net assets, including the amount borrowed.

                             MANAGEMENT OF THE TRUST


The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. Subject to such policies as the Trustees of the Trust may determine, JPMIM, the Funds' investment adviser, has responsibility for the management of the Funds' affairs. With the exception of the REIT Fund, which is directly managed by JPMIM, each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of JPMIM and the Trustees of the Trust.


                                    TRUSTEES


The names of the Trustees of the Funds, together with information regarding their dates of birth ("DOB"), positions with the Trust, principal occupations and certain other board memberships, are shown below. The tables below also indicate which of the Trustees may be considered an "interested person" of the Trust or JPMIM as defined in the 1940 Act. The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.




NAME (DOB); POSITIONS      PRINCIPAL OCCUPATIONS     NUMBER OF PORTFOLIOS    OTHER DIRECTORSHIPS HELD
WITH THE FUNDS (SINCE)      DURING PAST 5 YEARS       IN FUND COMPLEX(1)       OUTSIDE FUND COMPLEX
                                                     OVERSEEN BY TRUSTEE

                                              INDEPENDENT TRUSTEES

WILLIAM J. ARMSTRONG       Retired; formerly                   76                      None
(12/04/1941); Trustee      Vice-President &
since January 30, 2004.    Treasurer of
                           Ingersoll-Rand Company
                           (manufacturer of
                           industrial equipment)
                           (1972-2000)

ROLAND R. EPPLEY, JR.      Retired                             76            Director, Janel Hydro
(04/01/1932); Trustee                                                        Inc.
since January 30, 2004.                                                      (1993-present)


NAME (DOB); POSITIONS      PRINCIPAL OCCUPATIONS     NUMBER OF PORTFOLIOS    OTHER DIRECTORSHIPS HELD
WITH THE FUNDS (SINCE)      DURING PAST 5 YEARS       IN FUND COMPLEX(1)       OUTSIDE FUND COMPLEX
                                                     OVERSEEN BY TRUSTEE
DR. MATTHEW GOLDSTEIN      Chancellor of the City              76            President, Adelphi
(11/10/1941) Trustee       University of New York,                           (1998-present); Trustee
since January 30, 2004.    since September 1, 1999;                          of Bronx-Lebanon
                           President, Adelphi                                Hospital Center
                           University (New York)                             (1992-present); Director
                           (1998-1999)                                       of New Plan Excel Realty
                                                                             Trust, Inc (real estate
                                                                             investment company)
                                                                             (2000-present); Director
                                                                             of Lincoln Center
                                                                             Institute for the Arts
                                                                             in Education (1999-present).

ANN MAYNARD GRAY           Formerly Vice-President             76            Director of Duke Energy
(08/22/1945); Trustee      of Capital Cities/ABC,                            Corporation
since January 30, 2004.    Inc. (communications)                             (1997-present); Director
                           (1986-1998); President                            of Elan Corporation, Plc
                           of Diversified                                    (pharmaceuticals)
                           Publishing Group                                  (2001-present); Director
                           (1991-1997)                                       of The Phoenix Companies
                                                                             (wealth management)
                                                                             (2002-present).

MATTHEW HEALEY             Retired; Chief Executive            76            None
(08/23/1937); Trustee      Officer of certain J.P.
since January 30, 2004.    Morgan Fund trusts
                           (1982-2001)

ROBERT J. HIGGINS          Director of                         76            Director of Providian
(10/09/1945); Trustee      Administration of the                             Financial Corp.
since January 30, 2004.    State of Rhode Island                             (banking) (2002-present)
                           (2003-present);
                           President - Consumer
                           Banking and
                           Investment Services
                           Fleet Boston Financial
                           (1971-2002)


NAME (DOB); POSITIONS      PRINCIPAL OCCUPATIONS     NUMBER OF PORTFOLIOS    OTHER DIRECTORSHIPS HELD
WITH THE FUNDS (SINCE)      DURING PAST 5 YEARS       IN FUND COMPLEX(1)       OUTSIDE FUND COMPLEX
                                                     OVERSEEN BY TRUSTEE
WILLIAM G. MORTON, JR.     Formerly Chairman                   76            Director of Radio Shack
(03/13/1937) Trustee       Emeritus (March                                   Corporation
since January 30, 2004     2001-October 2002), and                           (electronics)
                           Chairman and Chief                                (1987-present); Director
                           Executive Officer,                                of the Griswold Company
                           Boston Stock Exchange                             (securities brokerage)
                           (June 1985-March 2001)                            (2002-present); Director
                                                                             of The National Football
                                                                             Foundation and College
                                                                             Hall of Fame (1994-present);
                                                                             Trustee of the Berklee
                                                                             College of Music
                                                                             (1998-present);
                                                                             Trustee of the Stratton
                                                                             Mountain School
                                                                             (2001-present).

FERGUS REID, III           Chairman of Lumelite                76            Trustee of 16 Morgan
(08/12/1932); Trustee      Corporation (plastics                             Stanley Funds
and Chairman of the        manufacturing)                                    (1995-present)
Board of Trustees since    (1985-present)
January 30, 2004.

JAMES J. SCHONBACHLER      Retired; formerly                   76            None
(01/26/1943); Trustee      Managing Director of
since January 30, 2004.    Bankers Trust Company
                           (financial services)
                           (1968-1998); Group Head
                           and Director of Bankers
                           Trust, A.G., Zurich and
                           BT Brokerage Corp.
                           (financial services)
                           (1995-2002)

                          INTERESTED TRUSTEE

LEONARD M. SPALDING, JR.*   Retired; Chief                     76            Trustee of St. Catherine
(07/20/1935); Trustee       Executive Officer of                             College; Trustee of
since January 30, 2004.     Chase Mutual Funds                               Bellarmine University;
                            (investment company)                             Director of Marion
                            (1989-1998)                                      Washington Airport Board;
                                                                             Director of Springfield
                                                                             Washington Economic
                                                                             Development Board;
                                                                             Director of Glenview
                                                                             Trust; Director of Pizza
                                                                             Magia



(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 13 investment companies.

* Mr. Spalding is deemed to be an "interested person" due to his ownership of J.P. Morgan Chase & Co. stock.

The Trustees decide upon general policies and are responsible for overseeing the Trust's business affairs. The Board of Trustees presently has Audit, Valuation, Investment, and Governance Committees. The members of the Audit Committee are Messrs. Armstrong (Chairman), Eppley, Reid and Schonbachler. The duties and functions of the Audit Committee include (i) oversight of the accounting and financial reporting policies and practices of the Trust's series, the internal controls of the Trust's series and, as appropriate, the internal controls of certain service providers, (ii) oversight of the quality and objectivity of the financial statements of the Trust's series and the independent audit thereof, and (iii) acting as liaison between the independent auditors of the Trust's series and the full Board of Trustees. During the fiscal year of the Trust ended August 31, 2003, the Audit Committee held three meetings. The Valuation, Investment and Governance Committees did not exist during the fiscal year ended August 31, 2003. The members of the Valuation Committee are Mr. Healey (Chairman) and Ms. Gray. The function of the Valuation Committee is to oversee the fair value of the Funds' portfolio securities as necessary. The members of the Investment Committee are Messrs. Spalding (Chairman) and Goldstein. The function of the Investment Committee is to oversee JPMIM's and the sub-advisers' investment programs. The members of the Governance Committee are Messrs. Reid (Chairman), Higgins, and Morton. The function of the Governance Committee is to nominate trustees for the Board to consider and to address Trustee compensation issues. The Governance Committee will consider nominees recommended by shareholders, but has no procedures in place currently for doing so.



The Trust pays no compensation to any of its officers or to the Trustees of the Trust listed above who are officers or employees of JPMIM. [Each Trustee who is not an officer or employee of JPMIM is compensated at the rate of $_____________ per annum.] Each Trustee is currently paid an annual fee of $120,000 for serving as Trustee of the JPMorgan Fund Complex. Each is reimbursed for expenses incurred in connection with service as a Trustee. For his services as Chairman of the Board of Trustees of the JPMorgan Fund Complex, Mr. Reid is paid an additional $130,000. Prior to July 16, 2003, Mr. Healey was paid an additional $40,000 for his services as President of the Board of Trustees of the JPMorgan Fund Complex. As of July 16, 2003, Messrs. Armstrong, Spalding and Healey are paid additional $40,000 for their services as committee Chairmen. The Trustees may hold various other directorships unrelated to the JPMorgan Fund Complex.


The following table sets forth information covering the total compensation paid (or deferred in lieu of current payment) by the Trust during its fiscal year ended August 31, 2003 to the persons who served as Trustees of the Trust during such period:


                                                                                  TOTAL COMPENSATION
                                        AGGREGATE COMPENSATION                    FROM TRUST AND
             PERSON                     FROM TRUST (2)                            FUND COMPLEX (3)
             ------                     ----------------------                    ------------------
Mark P. Hurley                          $0                                        $0
Roger B. Keating                        $10,000(1)                                $11,000
Matthew J. Kiley                        $10,000                                   $11,000
Robert P. Schmermund                    $10,000                                   $11,000


----------------------
(1) Roger B. Keating deferred receipt of $10,000 of such compensation pursuant to the fee deferral arrangements described above.

(2) As of August 31, 2003, the total amount of compensation deferred pursuant to the fee deferral agreements described above by Roger B. Keating, Matthew J. Kiley and Robert P. Schmermund is $49,766.23, $11,227.85 and $11,227.85, respectively.

(3) Includes compensation received for service as Trustees of UM Investment Trust, a closed-end investment company that is in the same "Fund Complex" as the Trust.



                                    OFFICERS



The Funds' executive officers (listed below), other than the officers who are employees of JPMIM or one of its affiliates, are provided and compensated by J.P. Morgan Fund Distributors, Inc., a subsidiary of The BISYS Group, Inc (the "Distributor"). The officers conduct and supervise the business operations of the Funds. The officers hold office at the pleasure of the Trustees until a successor has been elected and duly qualified. The Funds have no employees.

The names of the officers of the Funds, together with their DOB, information regarding their positions held with the Funds and principal occupations are shown below. The contact address for each of the officers unless otherwise noted is 522 Fifth Avenue, New York, NY 10036.



        NAME (DOB),
    POSITIONS HELD WITH                                                 PRINCIPAL OCCUPATIONS
     THE FUNDS (SINCE)                                                   DURING PAST 5 YEARS
----------------------------                   -------------------------------------------------------------------------
George C.W. Gatch                              Managing Director, JPMIM; Head of J.P. Morgan Fleming's U.S. Mutual
(12/21/1962)                                   Funds and Financial Intermediaries Business ("FFI"); he has held
President (2004)                               numerous positions throughout the firm in business management, marketing and sales.

Patricia A. Maleski                            Vice President, JPMIM, head of FFI and US Institutional Funds
(3/15/1960)                                    Administration and Board Liaison.  Prior to joining JPMorgan in 2001,
Treasurer (2004)                               she was the Vice President of Finance for the Pierpont Group, Inc., a
                                               service provider to the board of trustees of the heritage JPMorgan
                                               Funds.

Sharon J. Weinberg                             Managing Director, JPMIM; Head of Business and Product Strategy for
(6/15/1959)                                    FFI; since joining J.P. Morgan Chase in 1996, she has held numerous
Secretary (2004)                               positions throughout the asset management business in mutual funds marketing, legal and product development.

Stephen M. Ungerman                            Vice President, JPMIM; Fund Administration - Pooled Vehicles; prior to
(6/02/1953)                                    joining J.P. Morgan Chase in 2000, he held a number of positions in
Vice President and                             Prudential Financial's asset management business, including Assistant
Assistant Treasurer (2004)                     General Counsel, Tax Director and Co-head of Fund Administration; Mr.
                                               Ungerman also served as Assistant Treasurer for all mutual funds managed by Prudential.

Michael Maye (7/26/1965),                      Vice President, JPMIM; Chief Financial Officer of FFI; prior to
Vice President and                             joining J.P. Morgan Chase in 2003, he was Vice President from 1999 to
Assistant Treasurer                            2003 and Assistant Vice President from 1996 to 1999 of Planning &
(2004)                                         Analysis at Alliance Capital Management L.P. where he was responsible for forecasting, special projects and financial analysis.

        NAME (DOB),
    POSITIONS HELD WITH                                                 PRINCIPAL OCCUPATIONS
     THE FUNDS (SINCE)                                                   DURING PAST 5 YEARS
----------------------------                   -------------------------------------------------------------------------
Judy R. Bartlett                               Vice President and Assistant General Counsel, JPMIM, since September
(5/29/1965)                                    2000; from August 1998 through August 2000, she was an attorney at
Vice President and                             New York Life Insurance Company where she served as Assistant
Assistant Secretary (2004)                     Secretary for the Mainstay Funds.

Joseph J. Bertini                              Vice President and Assistant General Counsel, JPMIM.
(11/04/1965)
Vice President and
Assistant Secretary (2004)

Wayne H. Chan                                  Vice President and Assistant General Counsel, JPMIM, since September
(06/27/1965)                                   2002; Mr. Chan was an associate at the law firm of Shearman & Sterling
Vice President and                             from May 2001 through September 2002; Swidler Berlin Shereff Friedman
Assistant Secretary (2004)                     LLP from June 1999 through May 2001 and Whitman Breed Abbott & Morgan
                                               LLP from September 1997 through May 1999.

Paul M. DeRusso                                Vice President, JPMIM; Manager of the Budgeting and Expense Group of
(12/03/1954)                                   Funds Administration Group.
Assistant Treasurer (2004)

Lai Ming Fung                                  Associate, JPMIM; Budgeting Analyst for the Budgeting and Expense Group
(9/08/1974)                                    of Funds Administration Group.
Assistant Treasurer (2004)

Mary D. Squires                                Vice President, JPMIM; Ms. Squires has held numerous financial and
(1/08/1955)                                    operations positions supporting the J.P. Morgan Chase organization
Assistant Treasurer (2004)                     complex.

Nimish S. Bhatt                                Senior Vice President of Alternative Investment Products and Tax
(06/06/1963)                                   Services of BISYS Fund Services, Inc. since January 2002; held various
Assistant Treasurer                            positions within BISYS since 1996, including Senior Vice President of
(2004)*                                        Fund Administration and Financial Services, Vice President and Director
                                               of International Operation, Vice President of Financial Administration
                                               and Vice President of Tax.

Michael Ciotola                                Director of Financial Services of BISYS Fund Services, Inc. since
(10/04/68)                                     January 2003;  held various positions within BISYS since 1998.
Assistant Treasurer (2004)*

Arthur A. Jensen                               Vice President of Financial Services of BISYS Fund Services, Inc.,
(9/28/1966)                                    since June 2001; formerly Section Manager at Northern Trust Company and
Assistant Treasurer                            Accounting Supervisor at Allstate Insurance Company.
(2004)*

        NAME (DOB),
    POSITIONS HELD WITH                                                 PRINCIPAL OCCUPATIONS
     THE FUNDS (SINCE)                                                   DURING PAST 5 YEARS
----------------------------                   -------------------------------------------------------------------------
Martin R. Dean                                 Vice President of Regulatory Services of BISYS Fund Services, Inc.
(11/27/1963)
Assistant Treasurer (2004)*

Alaina Metz                                    Chief Administrative Officer of BISYS Fund Services, Inc.; formerly,
(04/07/1967)                                   Supervisor of the Blue Sky Department of Alliance Capital Management
Assistant Secretary                            L.P.
(2004)*

Ryan M. Louvar                                 Counsel of Legal Services, BISYS Fund Services, Inc. since 2000;
(02/18/1972)                                   formerly Attorney at Hill, Farrer & Burrill LLP from 1999 to 2000 and
Assistant Secretary                            Knapp Petersen & Clarke, PC from 1997 to 1999.
(2004)***

Lisa Hurley                                    Executive Vice President and General Counsel of BISYS Fund Services,
(05/29/1955)                                   Inc.
Assistant Secretary
(2004)**

Thomas J. Smith                                Managing Director, Head of Compliance for J.P. Morgan Chase & Co.'s
(06/24/1955)                                   asset management business in the Americas.
Vice President and
Assistant Secretary (2004)



*  The contact address for the officer is 3435 Stelzer Road, Columbus, OH 43219.



** The contact address for the officer is 90 Park Avenue, New York, NY 10016.



***The contact address for the officer is 60 State Street, Boston, MA 02109.

                        OWNERSHIP OF SHARES OF THE FUNDS


As of ___________________, the following persons or entities held more than 25% of the outstanding shares of a Fund, and as a result, may be deemed to "control" such Fund as that term is defined in the 1940 Act.



         FUND                               NAME                                        % OWNERSHIP
         ----                               ----                                        -----------
Behavioral Growth Fund

Behavioral Value Fund

REIT Fund

Small Cap Growth Fund


                           INSTITUTIONAL CLASS SHARES


As of __________________, to the Trust's knowledge, the following persons or entities owned of record and/or beneficially 5% or more of the outstanding Institutional Class shares of the following Funds:



          FUND                               NAME AND ADDRESS                           % OWNERSHIP
          ----                               ----------------                           -----------
   Behavioral Growth Fund






   Behavioral Value Fund






          FUND                               NAME AND ADDRESS                      % OWNERSHIP
          ----                               ----------------                      -----------
   REIT Fund

   Small Cap Growth Fund

   Small Cap Growth Fund (cont.)

                              INVESTOR CLASS SHARES


As of ____________________, to the Trust's knowledge, the following persons or entities owned of record and/or beneficially 5% or more of the outstanding Investor Class shares of the following Fund:



          FUND                               NAME AND ADDRESS                      % OWNERSHIP
          ----                               ----------------                      -----------
  Behavioral Growth Fund





                       OWNERSHIP BY TRUSTEES AND OFFICERS


As of ____________, the Trustees and officers of the Trust owned beneficially less than 1% of the shares of each class of each Fund. As of ______________, none of the independent Trustees or their immediate family members owned securities of JPMIM or the Distributor. or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with JPMIM or the Distributor.



The following table shows the dollar range of each Trustee's beneficial ownership as of ________________ in the Funds and each Trustee's aggregate ownership in any funds that the Trustee oversees in the Family of Investment Companies(1):

                                                                                                AGGREGATE OWNERSHIP OF ALL
                          OWNERSHIP OF    OWNERSHIP OF                        OWNERSHIP OF         REGISTERED INVESTMENT
NAME OF TRUSTEE            BEHAVIORAL      BEHAVIORAL       OWNERSHIP OF    SMALL CAP GROWTH       COMPANIES OVERSEEN BY
                          GROWTH FUND      VALUE FUND        REIT FUND            FUND             TRUSTEE IN FAMILY OF
                                                                                                  INVESTMENT COMPANIES(1)

                                                    INDEPENDENT TRUSTEES
William J. Armstrong          None             None              None              None                Over $100,000
Roland R. Eppley, Jr.         None             None              None              None                Over $100,000
Dr. Matthew Goldstein         None             None              None              None                      0
Ann Maynard Gray              None             None              None              None               $10,001-$50,000
Matthew Healey                None             None              None              None                Over $100,000
Robert J. Higgins             None             None              None              None                      0
William G. Morton, Jr.        None             None              None              None                      0
Fergus Reid, III              None             None              None              None                Over $100,000
James J. Schonbachler         None             None              None              None              $50,001-$100,000

                                                     INTERESTED TRUSTEE

Leonard M. Spalding,          None             None              None              None                Over $100,000
Jr.



(1) A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Trustees serve includes 13 investment companies.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER AND SUB-ADVISERS


As described in the Prospectus, JPMIM is the investment adviser of each Fund and as such, has responsibility for the management of each Fund's affairs, under the supervision of the Trust's Board of Trustees. With the exception of the REIT Fund, which is directly managed by JPMIM, each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of JPMIM and the Board of Trustees. See "The Funds" in the Prospectus. JPMIM, a wholly owned subsidiary of J.P. Morgan Chase & Co. ("J.P. Morgan Chase"), is a registered investment adviser under the 1940 Act, as amended. JPMIM acts as investment adviser to individuals, governments, corporations, employee benefit plans, labor unions and state and local governments, mutual funds and other institutional investors.



J.P. Morgan Chase, through JPMIM and other subsidiaries, acts as investment adviser to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors. J.P. Morgan Chase, a bank holding company organized under the laws of the State of Delaware, was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation. J.P. Morgan Chase, together with its predecessor, has been in the banking and investment advisory business for over a century.



The investment advisory services JPMIM provides to the Funds are not exclusive under the terms of the advisory agreements. JPMIM is free to and does render similar investment advisory services to others. JPMIM serves as investment adviser to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which JPMIM serves as trustee. The accounts which are managed or advised by JPMIM have varying investment objectives and JPMIM invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Funds. Such accounts are supervised by employees of JPMIM who may also be acting in similar capacities for the Funds. SEE "PORTFOLIO TRANSACTIONS AND BROKERAGE."



The Funds are overseen by employees of JPMIM who, in acting for their customers, including the Funds, do not discuss their investment decisions with any personnel of J.P. Morgan Chase or any personnel of other divisions of JPMIM or with any of its affiliated persons, with the exception of certain other investment management affiliates of J.P. Morgan Chase which may execute transactions on behalf of the Funds.



Under each Fund's advisory agreement with JPMIM, JPMIM is entitled to fees, payable at least quarterly, of a certain percentage of the average daily net asset value of such Fund. Such fees are paid by each class of shares of the relevant Fund based upon the average daily net assets of such class. For a description of such fees, see "The Funds -- The Funds' Management" in the Institutional Class Prospectus and "The Fund - The Fund's Management" in the Investor Class Prospectus.

During the Trust's fiscal years ended August 31, 2001, August 31, 2002 and August 31, 2003, the advisory fees incurred by the Funds to the previous investment adviser, Undiscovered Managers, LLC, pursuant to the previous advisory agreements (before giving effect to expense reductions under certain expense deferral arrangements), and the amount of expense reductions under the then effective expense deferral arrangements relating to the advisory fee, were as follows:


                                  FISCAL YEAR ENDED                FISCAL YEAR ENDED                    FISCAL YEAR ENDED
                                   AUGUST 31, 2001                  AUGUST 31, 2002                      AUGUST 31, 2003
                             --------------------------        ---------------------------        -----------------------------
                                                EXPENSE                            EXPENSE                              EXPENSE
FUND                         ADVISORY FEE     REDUCTION        ADVISORY FEE      REDUCTION        ADVISORY FEE        REDUCTION
----                         ------------     ---------        ------------      ---------        ------------        ---------
Behavioral Growth Fund       $1,598,608        $217,717         $  895,331        $175,851         $  716,391         $130,215
Behavioral Value Fund        $  297,237        $ 81,960         $  363,076        $ 84,628         $  301,512         $100,732
REIT Fund                    $  663,384        $149,106         $1,071,562        $ 99,670         $1,495,386         $120,035
Small Cap Growth Fund(1)     $  186,900        $123,323         $  421,030        $149,106         $  654,432         $168,244

--------------
(1)The Small Cap Growth Fund commenced operations on October 2, 2000.


As described in the Prospectus, JPMorgan Chase Bank has contractually agreed to certain arrangements to limit each Fund's expenses. See "Trust Expenses" below.


With the exception of the REIT Fund, which is directly managed by JPMIM, each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser pursuant to a sub-advisory agreement. Each of the sub-advisers is regarded for purposes of the 1940 Act as being controlled by the following persons, each of whom is a principal of the firm and owns more than 25% of the voting securities of the firm: Russell J. Fuller (Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler")); and Ronald A. Sauer (Mazama Capital Management, Inc. ("Mazama")).


Under each sub-advisory agreement relating to the Funds between JPMIM and such Fund's sub-adviser, the sub-adviser is entitled to fees, payable at least quarterly by JPMIM out of the fees JPMIM receives, of a certain percentage of the average daily net asset value of such Fund. For the Behavioral Value Fund, JPMIM will pay the sub-adviser compensation at the annual rate of 0.70% of the first $200 million of the Fund's average daily net assets, 0.65% of the next $100 million of such assets and 0.60% of such assets in excess of $300 million. For the Behavioral Growth Fund, JPMIM will pay the sub-adviser compensation at the annual rate of 0.60% of the first $200 million of the Fund's average daily net assets, 0.55% of the next $100 million of such assets and 0.50% of such assets in excess of $300 million. For the Small Cap Growth Fund, JPMIM will pay the sub-adviser compensation at the annual rate of 0.60% of the first $200 million of the Fund's average daily net assets, 0.55% of the next $100 million of such assets and 0.50% of such assets in excess of $300 million. For a description of such fees, see "The Funds -- The Funds' Management" in the Institutional Class Prospectus and "The Fund - The Fund's Management" in the Investor Class Prospectus.



During the Trust's fiscal years ended August 31, 2001, August 31, 2002 and August 31, 2003, the previous adviser, Undiscovered Managers, LLC, paid the following amounts as sub-advisory fees to the following sub-advisers:



                                                                      SUB-ADVISORY FEE      SUB-ADVISORY FEE      SUB-ADVISORY FEE
      FUND                  SUB-ADVISER                             FOR FISCAL YEAR 2001  FOR FISCAL YEAR 2002  FOR FISCAL YEAR 2003
      ----                  -----------                             --------------------  --------------------  --------------------
Behavioral Growth Fund     Fuller & Thaler Asset Management, Inc.       $1,005,811              $565,472             $452,457.19
Behavioral Value Fund      Fuller & Thaler Asset Management, Inc.       $  197,992              $242,051             $201,008.07
REIT Fund(1)               Bay Isle Financial LLC                       $  442,109              $714,375             $996,924.16
Small Cap Growth Fund(2)   Mazama Capital Management, Inc.              $  117,832              $265,914             $413,325.41


-----------------

(1) Prior to January 1, 2004, Bay Isle served as the REIT Fund's subadviser, with Undiscovered Managers, LLC serving as the investment adviser. Undiscovered Managers, LLC paid Bay Isle Financial LLC ("Bay Isle") a sub-advisory fee at the annual rate of 0.70% of the first $200 million of the

REIT Fund's average daily net assets, 0.65% of the next $100 million of such assets and 0.60% of such assets in excess of $300 million. From January 1, 2004 until January 30, 2004, JPMIM replaced Bay Isle as the REIT Fund's subadviser, with Undiscovered Managers, LLC continuing to serve as the investment adviser. During such period, JPMIM was paid a fee at the annual rate of 0.70% of the first $200 million of the REIT Fund's average daily net assets, 0.65% of the next $100 million of such assets and 0.60% of such assets in excess of $300 million. Effective January 30, 2004, JPMIM became the REIT Fund's investment adviser, and the subadvisory agreement was terminated.



(2)The Small Cap Growth Fund commenced operations on October 2, 2000



Each Fund's current advisory agreement with JPMIM and related sub-advisory agreement, if applicable, was approved by the applicable Fund's shareholders on January , 2004 and provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not "interested persons," as that term is defined in the 1940 Act, of the Trust, JPMIM or, in the case of the related sub-advisory agreement, the relevant sub-adviser, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to a Fund's advisory agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the Trustees who are not interested persons, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to a sub-advisory agreement relating to a Fund must be approved by vote of a majority of the outstanding voting securities of such Fund and by vote of a majority of the Trustees who are not interested persons, cast in person at a meeting called for the purpose of voting on such approval, unless such approvals are no longer required by law.


Each Fund's advisory agreement may be terminated without penalty by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding securities of the relevant Fund, upon sixty days' written notice, and by JPMIM upon ninety days' written notice, and shall automatically terminate in the event of its assignment. Each Fund's advisory agreement provides that JPMIM owns all rights to and control of the name "Undiscovered Managers," and the Small Cap Growth Fund's advisory agreement also provides that JPMIM owns all rights to and control of the name "UM." Each Fund's advisory agreement will automatically terminate if the Trust or the relevant Fund shall at any time be required by JPMIM to eliminate all reference to the words "Undiscovered Managers" or the letters "UM," as applicable, in the name of the Trust or the relevant Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the Trust or JPMIM, cast in person at a meeting called for the purpose of voting on such approval.


On November 17, 2003, the Board of Trustees of Undiscovered Managers Funds (the "Trust") approved, with respect to each of Undiscovered Managers Behavioral Growth Fund, Undiscovered Managers Behavioral Value Fund, Undiscovered Managers REIT Fund and UM Small Cap Growth Fund, a new investment advisory pursuant to which JPMIM would serve as investment manager to each such Fund, replacing Undiscovered Managers, LLC (each a "Management Agreement" and collectively, the "Management Agreements"). As described below, the sub-adviser of each such Fund except Undiscovered Managers REIT Fund would remain the same. The new Management Agreements were approved by the Board of the Trustees in connection with a proposed acquisition by JPMIM of certain assets of Undiscovered Managers, LLC, the previous investment adviser to the Trust (the "Transaction").



In determining to approve the new advisory agreements with JPMIM relating to each Fund, and the new sub-advisory agreements with the sub-advisers of each of the Behavioral Growth Fund, Behavioral Value Fund and Small Cap Growth Fund, the Trustees considered a wide range of information, including the type of information they regularly consider when determining whether to continue a Fund's management agreement and sub-advisory agreement as in effect from year to year. The Trustees considered information about, among other things,(i) JPMIM (including the reputation, expertise and resources of JPMIM) and its personnel (including particularly personnel with responsibilities for providing services to the Funds), including the fact that JPMIM is a subsidiary of J.P. Morgan Chase, a global financial services corporation; (ii) each sub-adviser and its personnel (including particularly personnel with responsibilities for providing services to the Funds), resources and investment process; (iii) the terms of the previous and current Management Agreements relating to the applicable Funds, including that no change were being made to the fee rates thereunder; (iv) the terms of the previous and current sub-advisory agreements relating to the applicable Funds, including that no change is being made to the fee rates thereunder; (v) the expected scope and quality of the services that JPMIM would provide to the applicable Funds (including the services to be provided under the Management Agreements); (vi) the scope and quality of the services that each sub-adviser has been providing to the applicable Fund(s); (vii) the terms of the Transaction, including JPMIM's representation that, if each Management Agreement was approved and JPMIM serves as investment manager to each of the Behavioral Growth Fund, the Behavioral Value Fund, the REIT Fund and the Small Cap Growth Fund, it will, for at least two years following the consummation of the Transaction, limit the operating expenses of each such Fund in such a manner and amount that is at least as favorable to each such Fund as is the case under the current expense deferral agreements with Undiscovered Managers, LLC, the previous investment adviser, and the fact that, with respect to the REIT Fund, such limitation on operating expenses is expected to be more favorable than the current expense deferral agreement; (viii) the investment performance of the Behavioral Growth Fund, the Behavioral Value Fund, the REIT Fund and the Small Cap Growth Fund and of similar funds managed by other advisers and sub-advisers (including funds managed by JPMIM); (ix) the advisory fee rates payable to JPMIM by the Behavioral Growth Fund, the Behavioral Value Fund, the REIT Fund and the Small Cap Growth Fund and to the subadvisers by and the fee rates payable by similar funds managed by other advisers; (x) the fact that JPMIM and/or each subadviser may receive brokerage and research services from brokerage firms selected by JPMIM or such subadviser to execute portfolio transactions for the Fund(s) that JPMIM or such subadviser manages, and may cause such Fund(s) to pay such brokerage firms higher brokerage commissions in recognition of the provision of such services; and (xi) the total expense ratios of the Behavioral Growth Fund, the Behavioral Value Fund, the REIT Fund and the Small Cap Growth Fund and of similar funds managed by other advisers.



The Trustees also considered the effects on the applicable Funds of becoming affiliated persons of JPMIM. Following consummation of the Transaction, the 1940 Act will limit or impose conditions on the ability of such Funds to engage in certain transactions with JPMIM and its affiliates. For example, absent exemptive relief from the Securities and Exchange Commission, such Funds will be prohibited from purchasing securities from broker-dealer affiliates of JPMIM in transactions in which such broker-dealer affiliates act as principal, and such Funds will have to satisfy certain conditions in order to engage in securities transactions in which a broker-dealer affiliate of JPMIM acts as broker or underwriter.



After meeting with personnel of JPMIM and carefully considering the information summarized above, the Trustees, including the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, unanimously voted to approve the Management Agreements and sub-advisory agreements relating to the Behavioral Growth Fund, the Behavioral Value Fund, the REIT Fund and the Small Cap Growth Fund and to recommended that each such Fund's shareholders vote to approve the Management Agreement and sub-advisory agreement relating to their Fund.






Each sub-advisory agreement relating to a Fund may be terminated without penalty by JPMIM upon sixty days' written notice, and by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund upon sixty days' written notice, and each terminates automatically in the event of its assignment and upon termination of the related advisory agreement. Certain of the sub-advisory agreements relating to the Funds may be terminated by the relevant sub-adviser in certain circumstances.



Each Fund's advisory agreement and related sub-advisory agreement provides that JPMIM or the applicable sub-adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The Trust and JPMIM expect to apply for an exemptive order from the Securities and Exchange Commission to permit JPMIM, subject to the approval of the Trust's Board of Trustees and certain other conditions, to enter into sub-advisory agreements with sub-advisers other than the current sub-adviser of any Fund and amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. See "The Funds -- The Funds' Management - Other Arrangements" in the Institutional Class Prospectus and "The Fund -- The Fund's Management - Other Arrangements" in the Investor Class Prospectus.


TRUST EXPENSES


The Trust pays the compensation of its Trustees who are not officers or employees of JPMIM; registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; 12b-1 fees; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Funds; the expenses of meetings of the shareholders and Trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Trust's series; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses. 12b-1 fees with respect to a Fund, if any, are allocated only to that Fund's Investor Class shares. Certain other expenses relating to a particular class (such as class specific shareholders services fees) may be allocated solely to that class.


As described in the Prospectus, JPMorgan Chase Bank has contractually agreed that it will reimburse each Fund to the extent total annual operating expenses of the Institutional Class and Investor Class shares (excluding interest, taxes, extraordinary expenses and expenses related to the current deferred compensation plan) exceed the following annual percentage rates of their respective average daily net assets:


         FUND                               INSTITUTIONAL CLASS         INVESTOR CLASS
         ----                               -------------------         --------------
Behavioral Growth Fund                            1.30%                     1.65%
Behavioral Value Fund                             1.40%                     N/A*
REIT Fund                                         1.00%                     N/A*
Small Cap Growth Fund                             1.20%                     N/A*


-----------------
* The Fund does not currently offer such class.


These agreements have a term ending on January 30, 2006 and are renewable year to year thereafter. In addition, the Funds' service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.



ADMINISTRATOR AND SUB-ADMINISTRATOR



Pursuant to the Administration Agreement, effective January 30, 2004, between the Trust, on behalf of the Funds, and JPMorgan Chase Bank (the "Administration Agreement"), JPMorgan Chase Bank is the administrator of the Funds. JPMorgan Chase Bank provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds' independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries, and arranging for the maintenance of books and records of the Funds and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. JPMorgan

Chase Bank in its capacity as administrator does not have any responsibility or authority for the investment management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of the Funds' shares.



JPMorgan Chase Bank was formed on November 10, 2001, from the merger of Morgan Guaranty Trust Company of New York and The Chase Manhattan Bank.



Under the Administration Agreement, JPMorgan Chase Bank is permitted to render administrative services to others. The Administration Agreement will continue in effect for two years and from year to year thereafter with respect to each Fund, only if such continuance is specifically approved at least annually by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the Trust, or by vote of a majority of such Fund's outstanding voting securities. The Administration Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust, or by JPMorgan Chase Bank on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Administration Agreement also provides that absent willful misfeasance, bad faith, gross negligence, or reckless disregard in the performance of duties under the agreement on the part of JPMorgan Chase Bank or its directors, officers or employees, the Trust shall indemnify JPMorgan Chase Bank against any claims that JPMorgan Chase Bank may incur based on any omissions in connection with services rendered to the Trust under the Administration Agreement.



In consideration of the services provided by JPMorgan Chase Bank pursuant to the Administration Agreement, JPMorgan Chase Bank receives from each Fund a pro-rata portion of a fee computed daily and paid monthly at an annual rate equal to 0.25% of the Fund's average daily net assets. JPMorgan Chase Bank may voluntarily waive a portion of the fees payable to it with respect to each Fund. JPMorgan Chase Bank pays a portion of the fees it receives to BISYS Fund Services, L.P for its services as each Fund's sub-administrator.



Prior to January 30, 2004, and pursuant to an administration agreement dated December 29, 1997 with the Trust, Undiscovered Managers, LLC served as the Funds' administrator. During the Trust's fiscal year ended August 31, 2001, August 31, 2002 and August 31, 2003, the following amounts were paid or payable by the Funds to the previous administrator, Undiscovered Managers, LLC, pursuant to the previous administrative services agreement:


                                    ADMINISTRATION FEE          ADMINISTRATION FEE            ADMINISTRATION FEE
                                    FOR THE FISCAL YEAR         FOR THE FISCAL YEAR           FOR THE FISCAL YEAR
         FUND                      ENDED AUGUST 31, 2001      ENDED AUGUST 31, 2002          ENDED AUGUST 31, 2003
         ----                      ---------------------      ---------------------          ---------------------
Behavioral Growth Fund                  $420,686                    $235,613                        $188,524
Behavioral Value Fund                   $ 70,771                    $ 86,447                        $ 71,788
REIT Fund                               $157,949                    $255,134                        $356,044
Small Cap Growth Fund(1)                $ 49,184                    $110,797                        $172,219

-----------------
(1)The Small Cap Growth Fund commenced operations on October 2, 2000.


These amounts were subject to reduction and reimbursement under certain expense deferral arrangements.



Prior to January 30, 2004, PFPC Inc. provided certain of the foregoing administrative services to the Funds, at the expense of Undiscovered Managers, LLC.

DISTRIBUTOR


As of January 30, 2004, the Distributor serves as the Trust's exclusive distributor and holds itself available to receive purchase orders for shares of each of the Funds on a continuous basis. In that capacity, the Distributor has been granted the right, as agent of the Trusts, to solicit and accept orders for the purchase of each of the Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and the Distributor. Under the terms of the Distribution Agreement between the Distributor and the Trust, the Distributor receives no compensation in its capacity as the Trust's distributor. The Distributor is a wholly owned indirect subsidiary of The BISYS Group, Inc.



The Distribution Agreement shall continue in effect with respect to a Fund for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of a Fund's outstanding shares or (ii) by a vote of a majority of the Trustees of the Trust and a vote of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, including a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of each Fund's outstanding shares as defined in the 1940 Act in any case without payment of any penalty on 60 days' written notice to the other party. The principal offices of the Distributor are located at 522 Fifth Avenue, New York, NY 10036.



From January 1, 2001 to January 30, 2004, PFPC Distributors, Inc. ("PFPC Distributors") 760 Moore Road, King of Prussia, Pennsylvania 19406, served as the distributor of the Trust. From December 1, 1999 through January 1, 2001, Provident Distributors, Inc. ("Provident Distributors"), 3200 Horizon Drive, King of Prussia, Pennsylvania 19406 was the distributor to the Trust.


During the fiscal year ended August 31, 2001, Provident Distributors received the following underwriting commissions relating to the following Funds:

                            UNDERWRITING COMMISSIONS
                            FOR THE FISCAL YEAR ENDED
         FUND                    AUGUST 31, 2001
         ----               -------------------------
Behavioral Growth Fund              $1,333
REIT Fund                           $1,005

During the fiscal years ended August 31, 2001, August 31, 2002 and August 31, 2003, PFPC Distributors received the following underwriting commissions relating to the following Funds:

                                      UNDERWRITING COMMISSIONS FOR THE FISCAL YEARS ENDED
         FUND                    AUGUST 31, 2001        AUGUST 31, 2002        AUGUST 31, 2003
         ----                    ---------------        ---------------        ---------------
Behavioral Growth Fund              $1,732                    -0-                    -0-
REIT Fund                           $  190                    -0-                    -0-

All of the underwriting commissions were based on sales of Class C shares of the Trust, which are no longer being offered by the Trust. None of the underwriting commissions listed above were retained by Provident Distributors or PFPC Distributors.

SERVICE AND DISTRIBUTION PLAN

As described in the Prospectus, the Trust has adopted, under Rule 12b-1 under the 1940 Act, a Service and Distribution Plan relating to its Investor Class shares (the "Service and Distribution Plan"). The Service and Distribution Plan permits the Trust to pay to the then current principal underwriter of the Trust or to one or more other persons or entities (which may but need not be affiliated with the Trust or any of its investment advisers or other service providers), pursuant to agreements executed on behalf of the Trust by one or more officers of the Trust or by the then current principal underwriter of the Trust, fees for services rendered and expenses borne in connection with the provision of certain services. The Service and Distribution Plan provides that such fees may be paid as compensation for any or all of the following: (i) engaging in activities or bearing expenses primarily intended to result in the sale of Investor Class shares of the Trust, (ii) providing services relating to the Investor Class shares of the Trust (which would be in addition to any general services provided to a Fund as a whole) and (iii) providing additional personal services to the Trust's Investor Class shareholders and/or for the maintenance of Investor Class shareholder accounts. On an annual basis, the aggregate amount of fees under the Service and Distribution Plan with respect to each Fund will not exceed 0.35% of the Fund's average daily net assets attributable to its Investor Class shares. The Service and Distribution Plan is of the type known as a "compensation" plan. This means that, although the Trustees of the Trust are expected to take into account the expenses of the then current principal underwriter of the Trust in their periodic review of the Service and Distribution Plan, the fees are payable to compensate such underwriter for services rendered even if the amount paid exceeds such underwriter's expenses.

The Service and Distribution Plan may be terminated at any time as to any Fund by vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Service and Distribution Plan or any agreements related to it, or by a vote of a majority of the outstanding Investor Class voting securities of that Fund (as defined in the 1940 Act). Any change in the Service and Distribution Plan that would materially increase the cost to the Investor Class shares of a Fund to which the Service and Distribution Plan relates requires approval by the Investor Class shareholders of that Fund. The Trustees of the Trust review at least quarterly a written report of such costs and the purposes for which such costs have been incurred. All material amendments to the Service and Distribution Plan require a vote of the Trustees of the Trust, including a majority of the Trustees of the Trust who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Service and Distribution Plan or any agreements related to it, cast in person at a meeting called for such purpose. For so long as the Service and Distribution Plan is in effect, the selection and nomination of those Trustees of the Trust who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

The Service and Distribution Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved
(i) by the vote of a majority of the Trustees of the Trust who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Service and Distribution Plan or any agreements related to it and (ii) by the vote of a majority of the entire Board of Trustees of the Trust, in each case cast in person at a meeting called for the purpose of voting on the continuance of the Service and Distribution Plan.


For the Trust's fiscal year ended August 31, 2003, the Behavioral Growth Fund paid PFPC Distributors $24,998 under the Service and Distribution Plan.





The Trustees of the Trust believe that the Service and Distribution Plan will provide benefits to each Fund with Investor Class shares. The Trustees of the Trust believe that the Service and Distribution Plan is likely to result in greater sales and/or fewer redemptions of the Trust's Investor Class shares, and thus higher asset levels in the Funds with Investor Class shares, although it is impossible to know for certain the level of sales and redemptions of the Trust's Investor Class shares that would occur in the absence of the Service and Distribution Plan or under alternative distribution arrangements. The Trustees of the Trust believe that higher asset levels could benefit the Funds with Investor Class shares by reducing Fund expense ratios and/or by affording greater investment flexibility to such Funds.

ADDITIONAL ARRANGEMENTS


CUSTODIAL AND FUND ACCOUNTING ARRANGEMENTS. Pursuant to the Custody Agreement with JPMorgan Chase Bank, 3 Chase MetroTech Center, Brooklyn, NY 11245, dated January 30, 2004, JPMorgan Chase Bank serves as the Funds' custodian and fund accounting agent and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. JPMorgan Chase Bank is an affiliate of JPMIM.



[For fund accounting services, each Fund pays to JPMorgan Chase Bank the higher of a) such Fund's pro rata share of an annual complex-wide charge on the average daily net assets of all U.S. funds of 0.01% of the first $10 billion, 0.0075% on the next $10 billion, 0.005% on the next $10 billion and 0.0025% for such assets over $30 billion, or b) the applicable per account minimum charge. The minimum total annual fund accounting charge per U.S. fund is $25,000.]



In addition there is a $10,000 annual charge per share class and a $6,000 annual charge per manager for multi-managed accounts.



For custodian services, each Fund pays to JPMorgan Chase Bank fees of between 0.001% and 0.6% of assets under management (depending on the foreign domicile in which the asset is held), calculated monthly in arrears, for safekeeping and fees between $7.50 and $150 for securities trades (depending on the foreign domicile in which the trade is settled).



JPMorgan Chase Bank is also reimbursed for its reasonable out-of-pocket or incidental expenses, including, but not limited to, legal fees.






INDEPENDENT AUDITORS. Effective January 30, 2004, the independent accountants of the Trust and the Funds are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each of the Funds, assists in the preparation and/or review of each Fund's federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation.






TRANSFER AND DIVIDEND PAYING AGENT. DST Systems, Inc. ("DST" or "Transfer Agent"), 210 West 10th Street, Kansas City, MO 64105 serves as each Fund's transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, DST is responsible for maintaining account records detailing the ownership of Fund shares and for creating income, capital gains and other changes in share ownership to shareholder accounts.



OTHER EXPENSES. In addition to the fees payable to JPMIM, the Administrator and the Distributor under various agreements discussed under "Investment Adviser and Subadvisers," "Distributor," "Administrator and Sub-Administrator" and "Service and Distribution Plan" above, each Fund is responsible for usual and customary expenses associated with the Trust's operations. Such expenses include legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, extraordinary expenses applicable to each Fund, transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, filing fees under state securities laws, applicable registration fees under foreign securities laws, custodian fees and brokerage expenses.



JPMorgan Chase Bank has agreed that it will reimburse the Funds as described in the Prospectuses.





CODE OF ETHICS


The Trust, JPMIM, the sub-advisers of the Funds and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds.

PROXY VOTING POLICIES AND PROCEDURES


The policies and procedures used by JPMIM, with respect to the REIT Fund, and each Fund's sub-adviser to determine how to vote proxies relating to the portfolio securities of such Fund are summarized below.


FULLER & THALER. For those accounts where Fuller & Thaler is responsible for voting proxies, such as the Behavioral Growth Fund and the Behavioral Value Fund, Fuller & Thaler executes the procedures set forth below relating to the collection, reporting and voting of proxies.

Fuller & Thaler has contracted Institutional Shareholder Services ("ISS") to collect proxy information from custodians and to vote proxies according to Fuller & Thaler's instructions. ISS also provides proxy recommendations and corporate governance ratings to Fuller & Thaler. While Fuller & Thaler may consider such research in determining how to vote on a proxy issue, Fuller & Thaler votes each proxy on its own merits. Thus, Fuller & Thaler's proxy voting may or may not be in-line with the recommendations of ISS. Each portfolio manager at Fuller & Thaler is responsible for voting the proxies for securities held in the portfolio manager's strategy. Proxy statements received from ISS are provided to the respective portfolio manager for voting. The portfolio manager's vote is communicated to ISS electronically. Using the information provided by Fuller & Thaler, ISS votes the proxies for each individual account.

In the event of a conflict of interest between either the Behavioral Growth Fund or the Behavioral Value Fund and Fuller & Thaler, with respect to how a proxy should be voted for a portfolio security held by such Fund, Fuller & Thaler will vote the proxy in what it believes to be in the best interest of such Fund.

MAZAMA. Mazama takes an active role in voting proxies on behalf of all accounts for which Mazama has been hired as investment manager, unless proxy voting responsibility has been retained by the client. Generally, routine proxies will be voted with management as indicated on the proxy. A negative vote may be registered on proxies containing overly restrictive anti-takeover provisions. Mazama generally votes in favor of the following routine issues: (a) election of directors, (b) appointment of auditors, (c) elimination of preemptive rights,
(d) increasing authorized shares issued, (e) limitations on directors' and officers' liability, (f) amendments to articles of incorporation or bylaws to coincide with changes in local or federal laws and regulations, (g) changes to the date, time, location of annual meetings and (h) stock prints. However, Mazama strongly favors having only independent board members in all sub committees (compensation, nominating, audit, etc.) and may vote against certain board members if they are affiliated with the company and also members of subcommittees.

Mazama votes the following non-routine issues as indicated: (i) Mazama favors allowing shareholders to vote on the granting of "golden parachutes;" (ii) Mazama favors allowing shareholders to vote on preferred stock issues, which typically contain special performance promises to specific shareholders; (iii) Mazama is in favor of confidential voting; (iv) Mazama is in favor of eliminating classified boards; (v) Mazama is generally opposed to the erection of barriers to future merger/take-over proposals (e.g. "poison pills") where such devices can be seen as self-protective of management rather than to benefit shareholders' interests; (vi) Mazama believes in allowing shareholders cumulative voting rights, which enhances their ability to select directors who perform well over others; (vii) Mazama is in favor of reasonable and carefully administered incentive compensation plans, including stock options and other stock purchase rights to be awarded to key employees when dilution is considered not significant and share price is at fair market value, and Mazama will vote against incentive plans with "change in control" provisions that protect or benefit management or board members over the interests of shareholders; (viii) Mazama is generally opposed to social issue proposals which would not generate an economic benefit for the company and may even create a cost, and for similar reasons, Mazama opposes proposals that call for constrictions on a company's business for social purposes; (ix) Mazama is in favor of savings, investment, stock purchase and ESOP plans for corporate employees; (x) Mazama generally favors proposals to reincorporate under the laws of a different state since a company usually finds an economic advantage in the result; (xi) the consolidation of several companies or subsidiaries, including reincorporations from different state jurisdictions, into one company or a holding company is generally done to simplify historical structures that have out-lived their usefulness and to reduce cost -- savings, elimination of duplication and more efficient operations to be realized are usually in the shareholders' interests, and therefore, such proposals will generally be approved by Mazama; (xii) Mazama favors director ownership of stock, whether through purchase of stock or the granting of options, and where options are not granted by a company to its directors, Mazama generally favors purchase of shares by directors; (xiii) Mazama generally does not favor proposals to prohibit re-election of outside directors after a fixed number years of service or upon retirement from their primary employment; (xiv) Mazama thinks it is important that shareholders formally consider and vote on incentive and savings plans, which represent disbursement of shareholders' assets; (xv) Mazama generally opposes proposals to prohibit business dealings with communist countries; (xvi) Mazama generally opposes requiring management to disclose corporate political contributions; and (xvii) Mazama is generally in favor of eliminating or not granting retirement benefits to non-employee directors, but in some circumstances, limitations on benefits, such as a year-of-service limitation, will make such benefits acceptable.

Mazama seeks to identify and resolve all material proxy-related conflicts of interest between the firm and its clients in the best interests of its clients. In the event a material conflict of interest is identified, Mazama will cast votes consistent with the Proxy Policies listed above. If the matter is not clearly addressed in Mazama's Proxy Policy, Mazama will rely in Institutional Shareholder Services to provide guidance in the matter.


JPMIM. To ensure that the proxies of portfolio companies are voted in the best interests of the REIT Fund, JPMIM has adopted detailed proxy voting procedures ("Procedures") that incorporate guidelines ("Guidelines") for voting proxies on specific types of issues.



The Guidelines have been developed with the objective of encouraging corporate action that enhances shareholder value. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that JPMIM and its affiliated advisers have encountered globally, based on many years of collective investment management experience.



To oversee and monitor the proxy-voting process, JPMIM has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues implemented by JPMIM. The procedures permit an Independent Voting Service, currently ISS, to perform certain services otherwise carried out or coordinated by the proxy administrator.



Although for many matters the Guidelines specify the votes to be cast, for many others, the Guidelines contemplate case-by-case determinations. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. For both these categories of matters and to override the Guidelines, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest (between the Fund on the one hand, and JPMIM, the Fund's principal underwriter or an affiliate of any of the foregoing, on the other hand) and ensure that the proxy vote is cast in the best interests of the Fund. When a potential material conflict of interest has been identified, the proxy administrator and a subgroup of proxy committee members (composed of a member from the Investment Department and one or more members from the Legal, Compliance or Risk Management Departments) will evaluate the potential conflict of interest and determine whether such conflict actually exists, and if so, will recommend how JPMIM will vote the proxy. In addressing any material conflict, JPMIM may take one or more of the following measures (or other appropriate action): removing or

"walling off" from the proxy voting process certain JPMIM personnel with knowledge of the conflict, voting in accordance with any applicable Guideline if the application of the Guideline would objectively result in the casting of a proxy vote in a predetermined manner, or deferring the vote to ISS, which will vote in accordance with its own recommendation.



The following summarizes some of the more noteworthy types of proxy voting policies of the Guidelines:



         o JPMIM considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who:
                  (a) attend less than 75% of board and committee meetings without a valid excuse; (b) implement or renew a dead-hand poison pill; (c) are affiliated directors who serve on audit, compensation or nominating committees or are affiliated directors and the full board serves on such committees or the company does not have such committees; or (d) ignore a shareholder proposal that is approved for two consecutive years by a majority of either the shares outstanding or the votes cast.


         o JPMIM votes proposals to classify Boards on a case-by-case basis, but will vote in favor of such proposal if the issuer's governing documents contain each of eight enumerated safeguards (for example, a majority of the board is composed of independent directors and the nominating committee is composed solely of such directors).


         o JPMIM also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.



         o JPMIM votes against proposals for a super-majority vote to approve a merger.



         o JPMIM considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account the extent of dilution and whether the transaction will result in a change in control.



         o JPMIM votes proposals on a stock option plan on a case-by-case basis, based primarily on a detailed, quantitative analysis that takes into account factors such as estimated dilution to shareholders' equity and dilution to voting power. JPMIM generally considers other management compensation proposals on a case-by-case basis.



         o JPMIM also considers on a case-by-case basis proposals to change an issuer's state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social and environmental issue proposals.



In accordance with regulations of the Securities and Exchange Commission, the Funds' proxy voting records for the twelve-month period ended June 30, 2004 will be filed with the Securities and Exchange Commission no later than August 31, 2004. Subsequent to such filing, such information will be available (1) without charge, upon request, by calling _____________or on Undiscovered Managers Funds website at undiscoveredmanagers.com and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Transactions on stock exchanges and other agency transactions for the account of the Funds involve the payment by the Funds of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Funds usually includes an undisclosed dealer commission, markup or markdown. In underwritten offerings, the price paid by the Funds includes a disclosed, fixed commission or discount retained by the underwriter or dealer.


In addition to selecting portfolio investments for the Fund(s) it manages, JPMIM, with respect to the REIT Fund, and each sub-adviser selects brokers or dealers to execute securities purchases and sales for the Fund's account. JPMIM (with respect to the REIT Fund) and the sub-advisers are each referred to as an "investment adviser" for the purposes of this section. Each investment adviser selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Each investment adviser uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and evaluates the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.



An investment adviser's receipt of research services from brokers may sometimes be a factor in its selection of a broker that it believes will provide best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is in many cases not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the investment adviser's expenses. Such services may be used by an investment adviser in managing other client accounts and in some cases may not be used with respect to the Funds. Receipt of services or products other than research from brokers is not a factor in the selection of brokers. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, purchases of shares of a Fund by customers of broker-dealers may be considered as a factor in the selection of broker-dealers to execute the Fund's securities transactions.



An investment adviser may cause a Fund to pay a broker-dealer that provides brokerage and research services to the investment adviser an amount of commission for effecting a securities transaction for that Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. The investment adviser must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the investment adviser's overall responsibilities to the Fund and its other clients. The investment adviser's authority to cause a Fund to pay greater commissions is also subject to such policies as the Trustees of the Trust may adopt from time to time.



Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment of each investment adviser, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.


During the fiscal years ended August 31, 2001, August 31, 2002 and August 31, 2003, the Trust paid, on behalf of the following Funds, the aggregate amount of commissions set forth below:

                                                                   COMMISSIONS
                                    ---------------------------------------------------------------------------
                                       FOR FISCAL YEAR           FOR FISCAL YEAR              FOR FISCAL YEAR
         FUND                       ENDED AUGUST 31, 2001     ENDED AUGUST 31, 2002       ENDED AUGUST 31, 2003
         ----                       ---------------------     ---------------------       ---------------------
Behavioral Growth Fund                     $527,458                  $319,063                     $307,604
Behavioral Value Fund                      $112,092                  $134,945                     $188,845
REIT Fund                                  $126,561                  $219,856                     $262,946
Small Cap Growth Fund(1)                   $ 51,221                  $489,768                     $251,703

-------------------
(1)The Small Cap Growth Fund commenced operations on October 2, 2000.

For each Fund that paid an aggregate dollar amount of commissions during the fiscal year ended August 31, 2003 that was materially different from the aggregate dollar amount of commissions paid by the Fund during the fiscal years ended August 31, 2001 and August 31, 2002, the principal reason for such difference was a change in the asset levels of the Fund.


During the fiscal year ended August 31, 2003, the sub-advisers to each of the following Funds, which for the REIT Fund was Bay Isle Financial LLC, directed brokerage transactions, in such aggregate amounts and for such aggregate commissions as are set forth below, for the purpose of obtaining research services:


                                        BROKERAGE                   RELATED
         FUND                          TRANSACTIONS               COMMISSIONS
         ----                          ------------               -----------
Behavioral Growth Fund                 $144,016,064                 $218,721
Behavioral Value Fund                  $ 26,154,581                 $ 97,318
REIT Fund                              $ 76,405,216                 $162,148
Small Cap Growth Fund                  $  6,625,635                 $ 28,751

During the fiscal year ended August 31, 2003, the Behavioral Value Fund purchased securities of Southwest Securities, a firm that is regularly used for the Fund's trading. As of August 31, 2003, the Fund no longer held securities of Southwest Securities. During the fiscal year ended August 31, 2003, the Small Cap Growth Fund purchased securities of Friedman Billings Ramsey, a firm that is regularly used for the Fund's trading. As of August 31, 2003, the Fund no longer held securities of Friedman Billings Ramsey.

PORTFOLIO TURNOVER. The portfolio turnover rate for the Behavioral Growth Fund increased from 94% for the fiscal year of the Fund ended August 31, 2002 to 129% for the fiscal year of the Fund ended August 31, 2003. A significant reason for the increase was that more companies had earnings surprises (due to an improved economy) then was the case in the fiscal year of the Fund ended August 31, 2002. The portfolio turnover rate for the Behavioral Value Fund increased from 59% for the fiscal year of the Fund ended August 31, 2002 to 84% for the fiscal year of the Fund ended August 31, 2003. A significant reason for the increase was that the sub-adviser of the Fund found more underpriced new opportunities that compared favorably relative to existing investments than was the case during the fiscal year of the Fund ended August 31, 2002. The portfolio turnover rate for the Small Cap Growth Fund decreased from 133% for the fiscal year of the Fund ended August 31, 2002 to 79% for the fiscal year of the Fund ended August 31, 2003. A significant reason for the decrease was that, due to macro-economic factors, the sub-adviser of the Fund tended to hold on to the Fund's portfolio securities longer during the Fund's fiscal year ended August 31, 2003 than it had in the fiscal year of the Fund ended August 31, 2002.

                            DESCRIPTION OF THE TRUST


As stated previously, the Trust was organized as a Massachusetts business trust by the Declaration of Trust dated September 29, 1997. The Declaration of Trust currently permits the Trustees to issue an unlimited number of full and fractional shares of each investment portfolio of the Trust (a "series"). The Trust currently has four series. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. Shares are freely transferable, are not convertible and may be redeemed in accordance with the terms and provisions in the Prospectus. The Declaration of Trust permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.


The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various classes of shares with such preferences and other rights as the Trustees may designate. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust. Shareholders' investments in such an additional portfolio would be evidenced by a separate series of shares (i.e., a new "Fund").

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. The Declaration of Trust further provides that the Trustees may also terminate the Trust or any Fund upon written notice to the shareholders.

Currently, the Funds offer the following classes of shares:


FUND                                         INSTITUTIONAL CLASS           INVESTOR CLASS
----                                         -------------------           --------------
Behavioral Growth Fund                               X                           X
Behavioral Value Fund                                X
REIT Fund                                            X
Small Cap Growth Fund                                X


In general, expenses of each Fund are borne by all the shares in such Fund, regardless of class, on a pro rata basis relative to the net assets of each class. Fees under a 12b-1 plan with respect to a Fund, if any, however, are allocated only to that Fund's Investor Class shares. Certain other expenses relating to a particular class (such as class-specific shareholder services fees) may be allocated solely to that class.

The assets received by any class of the Funds for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class. The underlying assets of any class of the Funds are segregated and are charged with the expenses with respect to that class and with a share of the general expenses of the corresponding Fund. Any general expenses of a Fund that are not readily identifiable as belonging to a particular class of such Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all classes of the Funds.

VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) on the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the Securities and Exchange Commission, shareholders of all series and classes vote together, irrespective of series or class, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and sub-advisory agreements relating to that series.

There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

Upon written request by 10 shareholders of record, who have been such for at least six months preceding the date of such request and who hold shares in the aggregate having a net asset value of at least one percent (1%) of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and
(ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).

SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees relating to the Fund. The Declaration of Trust provides for indemnification out of assets of a Fund or assets attributable to the particular class of a Fund for all loss and expense of any shareholder held personally liable for the obligations of such Fund or such class. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person is found after final adjudication in an action, suit or proceeding not to have acted in good faith in the reasonable belief that such action was in the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.


            ADDITIONAL PURCHASE, REDEMPTION AND EXCHANGE INFORMATION



The Funds have established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. If an investor's account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), each Fund reserves the right to request that the investor buys more shares or close the investor's account. If an investor's account balance is still below the minimum 60 days after notification, the Fund reserves the right to close out such account and send the proceeds to the address of record. DST may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in the Prospectuses are not available until a completed and signed account application has been received by DST. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in
Section 6 of the Account Application. The Telephone Exchange Privilege is not available if an investor was issued certificates for shares that remain outstanding.



An investor may buy shares in a Fund by: (i) through an investment representative; (ii) through the Distributor by calling, for Institutional Class shares, the JPMorgan Institutional Funds Service Center or, for Investor Class shares, the JPMorgan Service Center; or (iii) through the Automatic Investment Plan. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, and confirmation that the account registration and address given by such person match those on record, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to such Fund in writing.

The Funds may, at their own option, accept securities in payment for shares. The securities, delivered in such a transaction, are valued by the method described in "Net Asset Value" as of the day a Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of JPMIM appropriate investments for a Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objectives and policies of the acquiring Fund; (ii) be acquired by the Fund for investment and not for resale; (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, OTC market or by readily available market quotations from a dealer in such securities offered in payment for its shares.



Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).



Each investor may add to or reduce its investment in a Fund on each day that the New York Stock Exchange is open for regular business. Once each such day, based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time, however, options are priced at 4:15 p.m., Eastern time) the value of each investor's interest in a Fund will be determined by multiplying the NAV of a Fund by the percentage representing that investor's share of the aggregate beneficial interests in a Fund. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in a Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in a Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in a Fund effected on such day and (ii) the denominator of which is the aggregate NAV of a Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in a Fund. The percentage so determined will then be applied to determine the value of the investor's interest in a Fund as of such time on the following day the New York Stock Exchange is open for trading.



EXCHANGE PRIVILEGE. Shareholders may exchange their shares in a Fund for shares of the same class in any other Fund or a JPMorgan Fund that offers such shares. The shareholder will not pay a sales charge for such exchange. The Funds reserve the right to limit the number of exchanges or to refuse an exchange. The Funds may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. The Funds may discontinue this exchange privilege at any time.



Under the Exchange Privilege, shares may be exchanged for shares of the same class another Fund only if shares of the Fund exchanged into are registered in the state where the exchange is to be made. Shares of a Fund may only be exchanged into another fund if the account registrations are identical. With respect to exchanges from any JPMorgan money market fund, shareholders must have acquired their shares in such money market fund by exchange from one of the JPMorgan non-money market funds or the exchange will be done at relative NAV plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption rate, but such purchase may be delayed by either Fund for up to five business days if a Fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

A Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to a Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of a national securities exchange. Please note that a notary public cannot provide a signature guarantee.



The Funds reserve the right to change any of these policies at any time.



Investors may incur a fee if they effect transactions through a broker or agent.






FINANCIAL PROFESSIONALS



The services provided by financial professionals may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the financial professional, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as JPMorgan Chase Bank or the financial professional's clients may reasonably request and agree upon with the financial professional.



Financial professionals may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among financial professionals, but in all cases will be retained by the financial professional and not be remitted to a Fund or JPMorgan Chase Bank.



Each Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. These orders will be priced at the NAV for the applicable class of the Fund next calculated after they are so accepted.





SYSTEMATIC WITHDRAWAL PLAN

A Systematic Withdrawal Plan, referred to in the Prospectus under "Your Investment -- General Shareholder Services," provides for monthly, quarterly, semiannual or annual withdrawal payments of $1,000 or more from the account of a shareholder provided that the account has a value of at least $25,000 at the time the plan is established.

Payments will be made either to the shareholder or to any other person designated by the shareholder. If payments are issued to an individual other than the registered owner(s), a medallion signature guarantee will be required on the Plan application. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of regular trading on the New York Stock Exchange ("NYSE") on the record date for the dividend or distribution.


Since withdrawal payments represent proceeds from liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Trust makes no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan. See "Additional Purchase and Redemption Information -- Redemptions" and "Income Dividends, Capital Gain Distributions and Tax Status" below for certain information as to federal income taxes.




IRAS

Under "Your Investment -- General Shareholder Services," the Prospectus refers to IRAs established under a prototype plan made available by the Trust's distributor. These plans may be funded with shares of any Fund. All income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from the Trust's distributor.

Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.




                                 NET ASSET VALUE


Each of the Funds computes its net asset value once daily Monday through Friday at the time stated in the Prospectus. The net asset value will not be computed on the days the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Funds' business days.



The net asset value of a class of a Fund is equal to the value of all the assets the class of the Fund owns, minus everything the class owes, divided by the number of outstanding shares. The following is a discussion of the procedures used by the Funds in valuing their assets.



The value of investments listed on a domestic or foreign securities exchange is based on the last sale price on the exchange on which the security is principally traded (the "primary exchange"). If there has been no sale on the primary exchange on the valuation date and the spread between bid and asked quotations on the primary exchange is less than or equal to 10% of the bid price for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange. For foreign listed shares, if there has been no sale on the primary exchange on the valuation date and the average of the bid and asked quotations on the exchange is less than or equal to the last sale price of the local shares, on the valuation date the security shall be valued at the last sale price of the local shares. Under all other circumstances (e.g., there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange, or the spread between bid and asked quotations is greater than 10% of the bid price, or the last quoted sale for local shares is less than or equal to the mean of bid and asked quotations for the foreign listed shares), in the case of domestic equity securities and foreign listed equity securities with no local shares, the value of the security shall be the last sale price on the primary exchange up to five days prior to the valuation date unless, in the judgment of the portfolio manager or the investment adviser, (i) the market quotation is determined to be not readily available or unreliable or (ii) the occurrence of material events or conditions affecting the value of a portfolio security since such last sale necessitate fair valuation of the security; in the case of other non-U.S. and non-Canadian equity securities, the value of the security shall be the last sale price on the primary exchange up to five days prior to the valuation date, unless, in the judgment of the portfolio manager or the investment adviser, (i) activity in the local shares indicates that a current local price (either last sale or the mean between bid and asked quotations) should be used, or (ii) the market quotation is determined to be not readily available or unreliable or the occurrence of material events or conditions affecting the value of a portfolio security since such last sale necessitate fair valuation of the security. In addition, the Fund has implemented fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless JPMIM determines that use of another fair valuation methodology is appropriate. The value of National Market System equity securities quoted by The Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. With respect to securities otherwise traded in the over-the-counter market, the value shall be equal to the quoted bid price. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing currency exchange rate on the valuation date.



Options on stock indices traded on national securities exchanges are valued at their last sales price as of the close of options trading on such exchanges which is currently 4:10 p.m., New York time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges, which is currently 4:15 p.m., New York time. Options and futures traded on foreign exchanges are valued at the last sale price available prior to the calculation of the Fund's net asset value.



Fixed-income securities with a maturity of 60 days or more are generally valued using bid quotations generally readily available from and supplied daily by third party pricing services or brokers of comparable securities. If such prices are not supplied by a Fund's independent pricing services, such securities are priced in accordance with fair value procedures adopted by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by a Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.



Listed options on debt securities traded on U.S. option exchanges shall be valued at their closing price on such exchanges. Futures on debt securities and related options traded on commodities exchanges shall be valued at their closing price as of the close of such commodities exchanges, which is currently 4:15 p.m., New York time. Options and future traded on foreign exchanges shall be valued at the last sale or close price available prior to the calculation of the Funds' net asset value. Non-listed OTC options and swaps shall be valued at the closing price provided by a counterparty or third-party broker.



Securities or other assets for which market quotations are not readily available (including certain illiquid securities) or market quotations that do not represent a security's value at the time of pricing are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees.

Trading in securities on most foreign markets is normally completed before the close of trading in U.S. markets and may also take place on days on which the U.S. markets are closed. If events materially affecting the value of securities occur between the time when the market in which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees.





INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

TAXATION OF THE FUNDS

As described in the Prospectus under "Dividends, Distributions and Taxes" it is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute at least annually all net realized capital gains, if any, after offsetting any capital loss carryovers.


Income dividends and capital gain distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of regular trading on the NYSE on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to JPMorgan Chase Bank. In order for a change to be in effect for any dividend or distribution, it must be received by JPMorgan Chase Bank on or before the record date for such dividend or distribution.


As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code and to qualify for the special tax treatment accorded regulated investment companies and their shareholders. In order so to qualify, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) at the end of each quarter maintain at least 50% of the value of its total assets in cash, cash items (including receivables), government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of the value of its total assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

If it qualifies for treatment as a regulated investment company that is accorded special tax treatment for any taxable year, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. If the Fund does not qualify for taxation as a regulated investment company that is accorded special tax treatment for any taxable year, the Fund will be subject to federal income taxes on its taxable income at corporate rates, and all distributions from earnings and profits, including distributions of net exempt-interest income and net capital gain, will also be taxable to shareholders as ordinary income. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is an amount at least equal to the sum of 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

FUND DISTRIBUTIONS

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

Non tax-exempt shareholders of each Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by each Fund of net income and short-term capital gains (that is, net gains from capital assets held for not more than one year), if any, will be taxable to shareholders as ordinary income. For the period between January 1, 2003 and December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. Distributions of net capital gains (that is, the excess of net gains from capital assets held more than one year over net losses from capital assets held for not more than one year) that are properly designated by a Fund as capital gain dividends will be taxable to shareholders as such, regardless of how long a shareholder has held shares in a Fund.

RETURN OF CAPITAL DISTRIBUTIONS

If a Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's basis in his/her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's tax basis in his/her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of his/her shares.

CAPITAL LOSS CARRYOVER

A Fund's capital losses in excess of capital gains in any year will be carried forward and available in the next several years to reduce capital gains otherwise distributable (and taxable) to shareholders. The amounts and expiration dates of any capital loss carryovers available to a Fund are shown in the notes to the financial statements incorporated by reference into this SAI.

SALE, REDEMPTION OR EXCHANGE OF FUND SHARES

In general, sales, redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. If shares have been held for one year or less, the gain or loss on the sale, redemption or exchange of such shares will be treated as short-term capital gain or loss. Long-term capital gain rates have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--through December 31, 2008.

In general, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. Furthermore, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale. In such case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

RECENT TAX SHELTER REPORTING REGULATIONS

Under recently enacted Treasury regulations, a shareholder otherwise obliged to file U.S. tax returns that realizes a loss on the disposition of a Fund's shares above a certain threshold ($2 million for individuals; $10 million for corporations), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are generally excepted from this reporting requirement, but under current guidance, shareholders of regulated investment companies are not. Future guidance may extend this exception to shareholders of most or all such funds.

BACK UP WITHHOLDING

The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the proceeds of share sales, redemptions, or exchanges and the taxable dividends and other distributions paid to any individual shareholder who provides an incorrect or no taxpayer identification number (TIN), or who has under-reported income in the past, or who fails to certify to the applicable Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 28% for amounts paid through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.

Dividends and distributions also may be subject to state, local and foreign taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and foreign taxes.

The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty) and the possibility of qualifying for an exemption from the backup withholding tax.

                           CALCULATION OF TOTAL RETURN

AVERAGE ANNUAL TOTAL RETURN

Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class for periods of one, five, and ten years (or for such shorter periods as shares of the Fund or class have been offered), calculated pursuant to the following formula: P (1 + T) [n exponent]= ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment, (ii) any deferred sales load will be deducted at the times, in the amounts and under the terms disclosed in the Prospectus and (iii) all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The calculations below include all recurring fees charged to all shareholder accounts. For any fees that vary with the size of the account, an account size equal to the Fund's mean (or median) account size is assumed. Any recurring fees charged to shareholder accounts that are paid other than by redemption of the Fund's shares are reflected as appropriate. The ending redeemable value is also determined by assuming a complete redemption at the end of the relevant periods and the deduction at the end of such periods of all non-recurring charges that would be imposed by the relevant fund. Quotations of total return may also be shown for other periods and without the deduction of front-end or contingent deferred sales charges. Aggregate total return may also be shown and is calculated in a similar manner, except that the results are not annualized. A Fund may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.



From commencement of operations of each Fund until January 30, 2004, each Fund's investment adviser was Undiscovered Managers, LLC. Effective January 30, 2004, JPMIM became each Fund's investment adviser. Fuller & Thaler continues to serve as the Behavioral Growth Fund's and the Behavioral Value Fund's sub-adviser. Mazama continues to serve as the Small Cap Growth Fund's sub-advisor. Effective January 1, 2004, JPMIM became the REIT Fund's sub-adviser, with Undiscovered Managers, LLC continuing to serve as the REIT Fund's investment adviser, and the sub-advisory agreement with Bay Isle was terminated. Effective January 30, 2004, JPMIM became the REIT Fund's investment adviser and the subadvisory agreement between Undiscovered Managers, LLC and JPMIM was terminated.


The table below sets forth the average annual total return of the Institutional Class shares and Investor Class shares of each Fund for the time periods listed below, each ending on August 31, 2003:

                               INSTITUTIONAL CLASS

                                        ONE YEAR          FIVE YEAR          SINCE INCEPTION       INCEPTION DATE
                                        --------          ---------          ---------------       --------------
Behavioral Growth Fund                   51.93%            10.60%                8.29%                12/31/97
Behavioral Value Fund                    41.56%                --               17.05%                12/28/98
REIT Fund                                15.14%            13.76%                8.91%                01/01/98
Small Cap Growth Fund                    54.88%                --              (9.30)%                10/02/00

                                 INVESTOR CLASS


                                       ONE YEAR           FIVE YEAR          SINCE INCEPTION        INCEPTION DATE
                                       --------           ---------          ---------------        --------------
Behavioral Growth Fund                   51.37%            10.29%                5.49%                 7/31/98

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

Quotations of average annual total return (after taxes on distributions) for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class for periods of one, five, and ten years (or for such shorter periods as shares of the Fund or class have been offered), calculated pursuant to the following formula: P (1 + T) [n exponent] = ATV(D) (where P = a hypothetical initial payment of $1,000, T = the average annual total return (after taxes on distribution), n = the number of years, and ATV(D) = the ending value of a hypothetical $1,000 payment made at the beginning of the period, after taxes on fund distributions but not after taxes on redemption. Except as noted below, all after-tax total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment, (ii) any deferred sales load will be deducted at the times, in the amounts and under the terms disclosed in the Prospectus and (iii) all dividends and distributions by the Fund, less the taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period.

The calculations below reflect the taxable amount and tax character of each distribution by a Fund as specified by the Fund on each dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact a distribution would have on an individual taxpayer on the reinvestment date. For example, it is assumed that no taxes are due on the portion of any distribution that would not result in federal income tax on an individual. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. Calculations reflect taxes due using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax.

The calculations below include all recurring fees charged to all shareholder accounts. For any fees that vary with the size of the account, an account size equal to the Fund's mean (or median) account size is assumed. It is assumed that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Any recurring fees charged to shareholder accounts that are paid other than by redemption of the Fund's shares are reflected as appropriate.

The ending redeemable value is determined by assuming a complete redemption at the end of the relevant periods and the deduction at the end of such periods of all non-recurring charges that would be imposed by the relevant Fund. It is assumed that such a redemption has no tax consequences. Quotations of after-tax total return may also be shown for other periods and without the deduction of front-end or contingent deferred sales charges. Aggregate after-tax total return for periods of more than one year may also be shown and is calculated in a similar manner, except that the results are not annualized. A Fund may also, with respect to certain periods of less than one year, provide total after-tax return information for that period that is unannualized. Any such information would be accompanied by standardized total after-tax return information. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.


From commencement of operations of each Fund until January 30, 2004, each Fund's investment adviser was Undiscovered Managers, LLC. Effective January 30, 2004, JPMIM became each Fund's investment adviser. Fuller & Thaler continues to serve as the Behavioral Growth Fund's and the Behavioral Value Fund's sub-adviser. Mazama continues to serve as the Small Cap Growth Fund's sub-advisor. Effective January 1, 2004, JPMIM became the REIT Fund's sub-adviser, with Undiscovered Managers, LLC continuing to serve as the REIT Fund's investment adviser, and the sub-advisory agreement with Bay Isle was terminated. Effective January 30, 2004, JPMIM became the REIT Fund's investment adviser and the subadvisory agreement between Undiscovered Managers, LLC and JPMIM was terminated.


The table below sets forth the average annual total return (after taxes on distributions) of the Institutional Class shares and Investor Class shares of each Fund for the time periods listed below, each ending on August 31, 2003:

                               INSTITUTIONAL CLASS

                                        ONE YEAR           FIVE YEAR          SINCE INCEPTION      INCEPTION DATE
                                        --------           ---------          ---------------      --------------
Behavioral Growth Fund                   51.93%            10.36%                8.08%                12/31/97
Behavioral Value Fund                    39.42%                --               16.18%                12/28/98
REIT Fund                                12.43%            12.02%                7.44%                01/01/98
Small Cap Growth Fund                    54.88%                --              (9.34)%                10/02/00

                                 INVESTOR CLASS


                                        ONE YEAR           FIVE YEAR          SINCE INCEPTION        INCEPTION DATE
                                        --------           ---------          ---------------        --------------
Behavioral Growth Fund                   51.37%            10.05%                5.25%                 7/31/98





AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS)

Quotations of average annual total return (after taxes on distributions and redemptions) for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class for periods of one, five, and ten years (or for such shorter periods as shares of the Fund or class have been offered), calculated pursuant to the following formula: P (1 + T) [n exponent] = ATV(DR) (where P = a hypothetical initial payment of $1,000, T = the average annual total return (after taxes on distributions and redemption), n = the number of years, and ATV(DR) = the ending value of a hypothetical $1,000 payment made at the beginning of the period, after taxes on fund distributions and redemption. Except as noted below, all after-tax total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment, (ii) any deferred sales load will be deducted at the times, in the amounts and under the terms disclosed in the Prospectus and (iii) all dividends and distributions by the Fund, less the taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period.

The calculations below reflect the taxable amount and tax character of each distribution by a Fund as specified by the Fund on each dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact a distribution would have on an individual taxpayer on the reinvestment date. For example, it is assumed that no taxes are due on the portion of any distribution that would not result in federal income tax on an individual. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. Calculations reflect taxes due using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax.

The calculations below include all recurring fees charged to all shareholder accounts. For any fees that vary with the size of the account, an account size equal to the Fund's mean (or median) account size is assumed. It is assumed that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Any recurring fees charged to shareholder accounts that are paid other than by redemption of the Fund's shares are reflected as appropriate.

The ending redeemable value is determined by assuming a complete redemption at the end of the relevant periods and the deduction at the end of such periods of all non-recurring charges that would be imposed by the relevant Fund.

Capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges as specified above). The basis of shares acquired through the hypothetical $1,000 initial investment and each subsequent purchase through reinvested distributions, as well as the amount and character of capital gain or loss upon redemption, are tracked separately. In determining the basis for a reinvested distribution, the distribution net of taxes assumed paid from the distribution is included, but is not net of any sales loads imposed upon reinvestment. The tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that apply to an individual taxpayer as permitted by applicable federal tax law. The tax character of a distribution is determined by the length of the measurement period in the case of the $1,000 initial investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date an in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law is used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as to determine the tax character of any resulting gains or losses. For the purposes of these calculations, it is assumed that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

Quotations of after-tax total return may also be shown for other periods and without the deduction of front-end or contingent deferred sales charges. Aggregate after-tax total return for periods of more than one year may also be shown and is calculated in a similar manner, except that the results are not annualized. A Fund may also, with respect to certain periods of less than one year, provide total after-tax return information for that period that is unannualized. Any such information would be accompanied by standardized total after-tax return information. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.


As referenced above, from commencement of operations of each Fund until January 30, 2004, the Fund's investment adviser was Undiscovered Managers, LLC. Effective January 30, 2004, JPMIM became the Fund's investment adviser. Fuller & Thaler continues to serve as the Behavioral Growth Fund's and the Behavioral Value Fund's sub-adviser. Mazama continues to serve as the Small Cap Growth Fund's sub-advisor. Bay Isle no longer serves as sub-adviser to the REIT Fund. Effective January 30, 2004, JPMIM became the REIT Fund's investment adviser and the sub-advisory agreement with Bay Isle was terminated.

The table below sets forth the average annual total return (after taxes on distributions and redemption) of the Institutional Class shares and Investor Class shares of each Fund for the time periods listed below, each ending on August 31, 2003:

                               INSTITUTIONAL CLASS

                                       ONE YEAR           FIVE YEAR          SINCE INCEPTION        INCEPTION DATE
                                       --------           ---------          ---------------        --------------
Behavioral Growth Fund                   33.75%             9.20%                7.17%                12/31/97
Behavioral Value Fund                    27.78%                --               14.43%                12/28/98
REIT Fund                                 9.65%            10.83%                6.72%                01/01/98
Small Cap Growth Fund                    35.67%                --              (7.81)%                10/02/00

                                 INVESTOR CLASS


                                       ONE YEAR           FIVE YEAR          SINCE INCEPTION         INCEPTION DATE
                                       --------           ---------          ---------------         --------------
Behavioral Growth Fund                   33.39%             8.93%                4.68%                 7/31/98

                             PERFORMANCE COMPARISONS

TOTAL RETURN. Each Fund may from time to time include its total return information in advertisements or in information furnished to present or prospective shareholders. Each Fund may from time to time also include in advertisements or information furnished to present or prospective shareholders
(i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. or Micropal, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.

LIPPER ANALYTICAL SERVICES, INC. ("Lipper") distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. The rankings do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

MICROPAL, INC. ("Micropal") distributes mutual fund rankings weekly and monthly. The rankings are based upon performance calculated by Micropal, generally reflecting changes in net asset value that can be adjusted for the reinvestment of capital gains and dividends. If deemed appropriate by the user, performance can also reflect deductions for sales charges. Micropal rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year and 10-year performance. Micropal classifies mutual funds by investment objective and asset category.

MORNINGSTAR, INC. ("Morningstar") distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar. Morningstar ratings cover a variety of performance periods, including 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investors Service, Inc.

CDA/WIESENBERGER'S MANAGEMENT RESULTS ("Wiesenberger") publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Wiesenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Wiesenberger rankings do not reflect deduction of sales charges or fees.

As is discussed in greater detail below, performance information may also be used to compare the performance of the Funds to certain widely acknowledged standards or indices for stock market performance, such as those listed below.

CONSUMER PRICE INDEX. The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

DOW JONES INDUSTRIAL AVERAGE. The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the NYSE.


MORGAN STANLEY REIT INDEX. The Morgan Stanley REIT Index is a market capitalization weighted total return index of 110 REITs which exceed certain minimum liquidity criteria concerning market capitalization, shares outstanding, trading volume and per share market price.


NAREIT EQUITY INDEX. The NAREIT Equity Index consists of all tax-qualified equity REITs listed on the NYSE, American Stock Exchange and NASDAQ National Market System.

RUSSELL 1000 INDEX. The Russell 1000 Index is comprised of the 1000 largest U.S.-domiciled companies, ranked by market capitalization.

RUSSELL 2000 INDEX. The Russell 2000 Index is comprised of the 2000 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization.

RUSSELL 2000 VALUE INDEX. The Russell 2000 Value Index is comprised of those companies within the 2000 smallest of the 3000 largest U.S.-domiciled companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2500 GROWTH INDEX. The Russell 2500 Growth Index is comprised of those companies within the 2500 smallest of the 3000 largest U.S.-domiciled companies with higher price-to-book ratios and higher forecasted growth values.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX (the "S&P 500"). The S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the NYSE. The S&P 500 is the most common index for the overall U.S. stock market.

Performance information about the Funds will be provided in the Funds' annual reports to shareholders, which will be available upon request and without charge. In addition, from time to time, articles about the Funds regarding performance, rankings and other characteristics of the Funds may appear in publications including, but not limited to, the publications included in Appendix A. In particular, the performance of the Funds may be compared in some or all of these publications to the performance of various indices and investments for which reliable performance data is available and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Such publications may also publish their own rankings or performance reviews of mutual funds, including the Funds. References to or reprints of such articles may be used in the Funds' promotional literature. References to articles regarding personnel of the sub-advisers who have portfolio management responsibility may also be used in the Funds' promotional literature. For additional information about the Funds' advertising and promotional literature, see Appendix B.

                              FINANCIAL STATEMENTS


The Trust's audited financial statements and accompanying notes for the fiscal year ended August 31, 2003, included in the Trust's Annual Report to Shareholders and the report of Deloitte & Touche LLP, independent auditors, appearing in such Annual Report, are hereby incorporated by reference in this SAI and are so incorporated by reference in reliance upon the authority of Deloitte & Touche LLP as experts in accounting and auditing. A copy of the Trust's Annual Report to Shareholders is available without charge upon request by calling toll free
                     ------------------------------.

                                   APPENDIX A

                 PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates                              Financial Planning on Wall Street
Adam Smith's Money World                        Financial Research Corp.
America On Line                                 Financial Services Week
Anchorage Daily News                            Financial World
Atlanta Journal-Constitution                    Fitch Insights
Arizona Republic                                Forbes
Austin American Statesman                       Fort Lauderdale Sun Sentinel
Baltimore Sun                                   Fort Worth Star-Telegram
Bank Investment Marketing                       Fortune
Barron's                                        Fox Network and affiliates
Bergen County Record (NJ)                       Fund Action
Bloomberg Business News                         Fund Decoder
Bloomberg Wealth Manager                        Global Finance
Bond Buyer                                      (The) Guarantor
Boston Business Journal                         Hartford Courant
Boston Globe                                    Houston Chronicle
Boston Herald                                   INC
Broker World                                    Indianapolis Star
Business Radio Network                          Individual Investor
Business Week                                   Institutional Investor
CBS and affiliates                              International Herald Tribune
CDA Investment Technologies                     Internet
CFO                                             Investment Advisor
Changing Times                                  Investment Company Institute
Chicago Sun Times                               Investment Dealers Digest
Chicago Tribune                                 Investment Profiles
Christian Science Monitor                       Investment Vision
Christian Science Monitor News Service          Investor's Business Daily
Cincinnati Enquirer                             IRA Reporter
Cincinnati Post                                 Journal of Commerce
CNBC                                            Kansas City Star
CNN                                             KCMO (Kansas City)
Columbus Dispatch                               KOA-AM (Denver)
CompuServe                                      LA Times
Dallas Business Journal                         Leckey, Andrew (syndicated column)
Dallas Morning News                             Lear's
Denver Post                                     Life Association News
Des Moines Register                             Lifetime Channel
Detroit Free Press                              Miami Herald
Donoghues Money Fund Report                     Milwaukee Sentinel
Dorman, Dan (syndicated column)                 Money Magazine
Dow Jones News Service                          Money Maker
Economist                                       Money Management Letter
FACS of the Week                                Morningstar
Fee Adviser                                     Mutual Fund Market News
Financial News Network                          Mutual Funds Magazine
Financial Planning                              National Public Radio

National Underwriter                            USA Today
NBC and affiliates                              USA TV Network
New England Business                            Value Line
New England Cable News                          Wall Street Journal
New Orleans Times-Picayune                      Wall Street Letter
New York Daily News                             Wall Street Week
New York Times                                  Washington Post
Newark Star Ledger                              WBZ
Newsday                                         WBZ-TV
Newsweek                                        WCVB-TV
Nightly Business Report                         WEEI
Orange County Register                          WHDH
Orlando Sentinel                                Worcester Telegram
Palm Beach Post                                 World Wide Web
Pension World                                   Worth Magazine
Pensions and Investments                        WRKO
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury News
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UPI
US News and World Report

                                   APPENDIX B

                     ADVERTISING AND PROMOTIONAL LITERATURE

Undiscovered Managers Funds' advertising and promotional material may include, but is not limited to, discussions of the following information:

o Undiscovered Managers Funds' participation in wrap fee and no transaction fee programs

o Characteristics of the various sub-advisers, including the locations of offices, investment practices and clients

o Specific and general investment philosophies, strategies, processes and techniques

o Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

o        Industry conferences at which the various sub-advisers participate

o Current capitalization, levels of profitability and other financial information

o Identification of portfolio managers, researchers, economists, principals and other staff members and employees

o The specific credentials of the above individuals, including but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

o Specific identification of, and general reference to, current individual, corporate and institutional clients, including pension and profit sharing plans

o        Current and historical statistics relating to:

         --       total dollar amount of assets managed

         -- Undiscovered Managers Funds' assets managed in total and by series

         --       the growth of assets

         --       asset types managed

References may be included in Undiscovered Managers Funds' advertising and promotional literature about 401(k) and retirement plans that offer the Undiscovered Managers Funds' series. The information may include, but is not limited to:

o Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers or plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms with whom Undiscovered Managers Funds may or may not have a relationship.

o Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the Undiscovered Managers Funds' series as 401(k) or retirement plan funding vehicles produced by industry authorities, research organizations and publications.

                          Undiscovered Managers Funds
                            Part C. Other Information

Item 23. Financial Statements and Exhibits


       a. Amended and Restated Agreement and Declaration of Trust of Undiscovered Managers Funds (the "Trust") -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.


       b. By-Laws of the Trust -- Incorporated by reference to Post-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A.

       c. See Articles III, V, VI and IX in the Trust's Declaration of Trust (Exhibit a hereto) and Article XI in the Trust's By-Laws (Exhibit b hereto).

       d. (i) Management Agreements.


              (1) Form of Management Agreement between the Trust and J.P. Morgan Investment Management Inc. ("JPMIM") relating to Undiscovered Managers Behavioral Growth Fund (the "Behavioral Growth Fund"). Filed herewith.

              (2) Form of Management Agreement between the Trust and JPMIM relating to Undiscovered Managers Behavioral Value Fund (the "Behavioral Value Fund"). Filed herewith.

              (3) Form of Management Agreement between the Trust and JPMIM relating to Undiscovered Managers REIT Fund (the "REIT Fund"). Filed herewith.

              (4) Form of Management Agreement between the Trust and JPMIM relating to UM Small Cap Growth Fund (the "Small Cap Growth Fund"). Filed herewith.

              (5) Management Agreement between the Trust and Undiscovered Managers, LLC ("Undiscovered Managers") relating to the Behavioral Growth Fund -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.

              (6) Management Agreement between the Trust and Undiscovered Managers relating to the Behavioral Value Fund -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.

              (7) Management Agreement between the Trust and Undiscovered Managers relating to Undiscovered Managers Special Small Cap Fund (the "Special Small

                   Cap Fund")-- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.

              (8) Management Agreement between the Trust and Undiscovered Managers relating to the REIT Fund -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.

              (9) Management Agreement between the Trust and Undiscovered Managers relating to the Small Cap Growth Fund -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.


         (ii) Sub-Advisory Agreements.


              (1) Form of Sub-Advisory Agreement relating to the Behavioral Growth Fund between JPMIM and Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler"). Filed herewith.

              (2) Form of Sub-Advisory Agreement relating to the Behavioral Value Fund between JPMIM and Fuller & Thaler. Filed herewith.

              (3) Form of Sub-Advisory Agreement relating to the Small Cap Growth Fund between JPMIM and Mazama Capital Management, Inc. ("Mazama"). Filed herewith.

              (4) Sub-Advisory Agreement relating to the Behavioral Growth Fund between Undiscovered Managers and Fuller & Thaler -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.

              (5) Sub-Advisory Agreement relating to the Behavioral Value Fund between Undiscovered Managers and Fuller & Thaler -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.

              (6) Sub-Advisory Agreement relating to the Special Small Cap Fund between Undiscovered Managers and Kestrel Investment Management Corporation ("Kestrel Management") -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.

              (7) Sub-Advisory Agreement relating to the REIT Fund between Undiscovered Managers and Bay Isle Financial LLC ("Bay Isle") -- Incorporated by reference to Post-Effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A.

              (8) Sub-Advisory Agreement relating to the Small Cap Growth Fund between Undiscovered Managers and Mazama -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.

    e. (1) Form of Distribution Agreement between the Trust and J.P. Morgan Fund Distributors, Inc. To be filed by amendment.

         (2) Distribution Agreement between the Trust and PFPC Distributors, Inc. -- Incorporated by reference to Post-Effective Amendment No. 9 to the Trust's Registration Statement on Form N-1A.


    f.   None.


    g. (1) Form of Global Custody Agreement between JPMorgan Chase Bank and the Trust. To be filed by amendment.

         (2) Form of Custodian Agreement between the Trust and The Bank of New York -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

    h. (i) Form of Administration Agreement between the Trust and J.P. Morgan Chase Bank. To be filed by amendment.

             (ii) Form of Transfer Agency Agreement between the Trust and DST
                  Systems, Inc. To be filed by amendment.

         (iii) Form of Fee Waiver and Expense Reimbursement Agreement between the Trust and JPMorgan Chase Bank. To be filed by amendment.

         (iv) (1) Amended and Restated Transfer Agency and Services Agreement between the Trust and PFPC Inc. -- Incorporated by reference to Post-Effective Amendment No. 13 to the Trust's Registration Statement on Form N-1A.

              (2) Amendment to Amended and Restated Transfer Agency and Services Agreement between the Trust and PFPC Inc. -- Incorporated by reference to Post-Effective Amendment No. 13 to the Trust's Registration Statement on Form N-1A.

              (3) Form of Customer Identification Services Amendment to Amended and Restated Transfer Agency and Services Agreement between the Trust and PFPC Inc. Filed herewith.

      (v) Form of Organizational Expense Reimbursement Agreement between the Trust and Undiscovered Managers -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

              (vi)Form of Amended and Restated Expense Deferral Agreement between the Trust and Undiscovered Managers relating to each of the Funds. -- Incorporated by reference to Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A.

(vii) Form of Administrative Services Agreement between the Trust and Undiscovered Managers -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

      (viii) Amended and Restated Sub-Administration Agreement between Undiscovered Managers and PFPC Inc. -- Incorporated by reference to Post-Effective Amendment No. 13 to the Trust's Registration Statement on Form N-1A.


   i.(i) Opinion and Consent of Counsel, dated December 17, 1997 relating to the Behavioral Growth Fund, the Special Small Cap Fund, the REIT Fund, Undiscovered Managers Small Cap Value Fund, Undiscovered Managers Mid Cap Value Fund, Undiscovered Managers Core Equity Fund and Undiscovered Managers All Cap Value Fund -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

    (ii) Opinion and Consent of Counsel, dated December 18, 1998 relating to the Behavioral Value Fund, Undiscovered Managers Behavioral Long/Short Fund, UM International Equity Fund and UM International Small Cap Equity Fund -- Incorporated by reference to Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A.

   (iii) Opinion and Consent of Counsel dated October 2, 2000 relating to Undiscovered Managers Behavioral Large Cap Fund, UM Merger & Acquisition Fund and the Small Cap Growth Fund -- Incorporated by reference to Post-Effective Amendment No. 9 to the Trust's Registration Statement on Form N-1A.

j. (i) Consent of Independent Auditors is filed herewith.


   (ii) Powers of Attorney for: William J. Armstrong, Roland R. Eppley, Jr., George Gatch, Ann Maynard Gray, Matthew Healey, Fergus Reid, III, James
         J. Schonbachler, Leonard M. Spalding, H. Richard Vartabedian, and Patricia Maleski. To be filed by amendment.

   (iii) Power of Attorney for: Robert J. Higgins. To be filed by amendment.

   (iv)  Power of Attorney for: William G. Morton, Jr. To be filed by amendment.

      (v) Power of Attorney for: Dr. Matthew Goldstein. To be filed by amendment.

      (vi) Powers of Attorney for each of Roger B. Keating, Matthew J. Kiley and Robert P. Schmermund, designating Mark P. Hurley, Tricia Duncan and Yvonne Kanner -- Incorporated by reference to Post-Effective Amendment No. 13 to the Trust's Registration Statement on Form N-1A.


   k. Omitted Financial Statements -- None.

   l. Investment Representation Letter -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

   m. Service and Distribution Plan relating to Investor Class Shares --Incorporated by reference to Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A.

   n. Amended Rule 18f-3 Plan -- Incorporated by reference to Post-Effective Amendment No. 11 to the Trust's Registration Statement on Form N-1A.

   o. Reserved.

   p. Codes of Ethics.


      (i) Code of Ethics of The J.P. Morgan Family of Funds. To be filed by amendment.

      (ii) Code of Ethics of J.P. Morgan Fund Distributors Inc. To be filed by amendment.

      (iii) Code of Ethics of JPMIM. To be filed by amendment. (iv)Code of Ethics of the Trust, Undiscovered Managers, Bay Isle, Fuller & Thaler, and J.L. Kaplan Associates, LLC -- Incorporated by reference to Post-Effective Amendment No. 8 to the Trust's Registration Statement on Form N-1A.

      (v) Code of Ethics of Kestrel Management -- Incorporated by reference to Post-Effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A.

      (vi) Code of Ethics of Mazama -- Incorporated by reference to Post-Effective Amendment No. 8 to the Trust's Registration Statement on Form N-1A.

      (vii) Code of Ethics of PFPC Distributors, Inc. -- Incorporated by reference to Post-Effective Amendment No. 9 to the Trust's Registration Statement on Form N-1A.


Item 24.  Persons Controlled by or Under Common Control with the Trust

         As of the date of this Amendment to the Registration Statement, there are no persons controlled by or, to the Trust's knowledge, under common control with the Trust.

Item 25.   (a)    Indemnification

                  Article VIII of the Trust's Agreement and Declaration of Trust (Exhibit a of Item 23 hereto) and Article 4 of the Trust's By-Laws (Exhibit b of Item 23 hereto) provides for indemnification of its Trustees and officers. The effect of these provisions is to provide indemnification for each of the Trust's Trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such Trustee or officer may be involved by reason of being or having been a Trustee or officer, except with respect to any matter as to which such Trustee or officer shall have been adjudicated not to have acted in good faith in the reasonable belief that such Trustee's or officer's action was in the best interest of the Trust, and except that no Trustee or officer shall be indemnified against any liability to the Trust or its shareholders to which such Trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's or officer's office.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

                  In case any shareholder or former shareholder of the Trust shall be held to be personally liable solely by reason of his or her being or having been a shareholder of the Trust or of a particular series or class and not because of his or her acts or omissions or for some other reason, the shareholder or former shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of the series (or attributable to the class) of which he or she is a shareholder or former shareholder to be held harmless from and indemnified against all loss and expense arising from such liability.

            (b)    Insurance

                  The Trust maintains a joint directors and officers and professional liability insurance policy with the Adviser pursuant to which the Trust's directors and officers and the directors and officers of the Adviser are indemnified in certain circumstances. The policy is provided by Chubb Group of Insurance Companies and insures each trustee and officer of the Trust against management liability and professional liability for decisions made in connection with the Trust, and each director and officer of the Adviser against management liability and professional liability for decisions made in connection with the Adviser. In addition, the policy also provides protection for the Trust and the Advisor entities against professional liability, in each case to the extent permitted by the 1940 Act, up to a maximum of $5,000,000.

Item 26.      Business and Other Connections of Investment Adviser


(a) The business of J.P. Morgan Investment Management Inc. is summarized in the Prospectuses constituting Part A of this Registration Statement, which are incorporated herein by reference. The business or other connections of each director and officer of J. P. Morgan Investment Management Inc. is currently listed in the investment advisor registration on Form ADV for J.P. Morgan Investment Management Inc.(File No. 801-21011).

         (b) Undiscovered Managers is the investment adviser to all series of the Trust, and its business is summarized in "The Funds -- The Funds' Management" in the Prospectus. Undiscovered Managers' management committee members and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):



   Name and Office with             Name and Address of           Nature of
   Undiscovered Managers            Other Affiliations            Connection
   Mark P. Hurley                   None                          None
   Chairman, Chief
   Executive Officer and
   Management Committee
   Member

   Yvonne Kanner                    None                          None
   Senior Vice President and
   Management Committee Member

   R. James Ellis                   Mill River Corporation        President, Secretary
   Management Committee             160 Bovet Road, Suite 402     and Director
   Member                           San Mateo, CA 94402

       (b) Fuller & Thaler is the sub-adviser to the Behavioral Growth Fund and the Behavioral Value Fund and its business is summarized in "The Funds" in the Prospectus. Fuller & Thaler's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

  Name and Office with                              Name and Address of            Nature of
  Fuller & Thaler                                   Other Affiliations             Connection
  Russell J. Fuller (Director)                      None                           None
  President and Chief Investment  Officer

  Steve D. Bard (Director)                          *Fidelity Investments          *Senior Vice
  Senior Vice President and Chief Operating         350 California, Suite #500     President
  Officer                                           San Francisco, CA  94104

  Anne M. Fuller (Director)                         None                           None
  Treasurer

  John L. Kling (Director)                          None                           None
  Senior Vice President and Director of Research

  Frederick W. Stanske (Director)                   None                           None
  Senior Vice President

  Richard H. Thaler (Director)                      University of Chicago          Professor of
  Principal                                         Graduate School of Business    Behavioral Science
                                                    1101 East 58th Street          and Economics
                                                    Chicago, Illinois 60637

  Name and Office with                              Name and Address of            Nature of
  Fuller & Thaler                                   Other Affiliations             Connection
  Michael J. Gray                                   *Avera Global Partners         *Director of
  Vice President and Relationship Manager           Two Embarcadero Center,        Marketing and
                                                    Suite 2350                     Client Service
                                                    San Francisco, CA 94111

  Crystal C. Kwok                                   None                           None
  Vice President and Relationship Manager

  Joseph S. Leung                                   *AXA Rosenberg                 *Chief Investment
  Vice President and Head of International          4 Orinda Way, Bldg E           Officer
  Strategies                                        Orinda, CA  94563

  Brendan S. MacMillan                              None                           None
  Vice President and Portfolio Manager

  Mark T. Moon                                      None                           None
  Vice President and Portfolio Manager


  Fernando Villegas                                 None                           None
  Director of Trading


  Qiao Wen                                          None                           None
  Vice President and Analyst


         (c) Kestrel Management is the sub-adviser to the Special Small Cap Fund, and its business is summarized in "The Funds" in the Prospectus. Kestrel Management's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

  Name and Office with Kestrel          Name and Address of Other           Nature of Connection
  Management                            Affiliations
  David J. Steirman                     None                                None
  Director and President

  Abbot J. Keller                       None                                None
  Director and Chief Investment
  Officer


         (d) Bay Isle is the sub-adviser to the REIT Fund, and its business is summarized in "The Funds" in the Prospectus. Bay Isle's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:


       Name and Office with Bay Isle         Name and Address of        Nature of
                                             Other Affiliations         Connection

       William F.K. Schaff                   None                       None
       President & Chief Investment Officer

       Gary Pollock                          None                       None
       Executive Vice President and
       Treasurer

         (e) Mazama is the sub-adviser to the Small Cap Growth Fund, and its business is summarized in "The Funds" in the Prospectus. Mazama's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

       Name and Office with                      Name and Address of          Nature of
       Mazama                                    Other Affiliations           Connection
       Ronald A. Sauer                           None                         None
       Chairman and President

       Brian P. Alfrey                           None                         None
       Director, Executive Vice President and
       Chief Operating Officer

       Jill Ronne Collins                        None                         None
       Senior Vice President

       Stephen C. Brink                          None                         None
       Senior Vice President

       Helen M. Degener                          The Mathes Company           Portfolio Manager
       Director and Strategic Advisor            375 Park Avenue
                                                 New York, NY  10152

Item 27.


(a) J.P. Morgan Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc., is anticipated to be the underwriter for the Registrant. J.P. Morgan Fund Distributors, Inc. acts as principal underwriter for the following investment companies:

              J.P. Morgan Funds
              J.P. Morgan Institutional Funds
              J.P. Morgan Series Trust
              J.P. Morgan Series Trust II
              J.P. Morgan Mutual Fund Group
              J.P. Morgan Mutual Fund Investment Trust
              J.P. Morgan Mutual Fund Select Group

              J.P. Morgan Mutual Fund Select Trust
              J.P. Morgan Mutual Fund Trust
              Mutual Fund Variable Annuity Trust
              Growth and Income Portfolio
              J.P. Morgan Fleming Mutual Fund Group, Inc.
              J.P. Morgan Mutual Series
              J.P. Morgan Fleming Series Trust
              JPMorgan Value Opportunities Fund, Inc.


(b) The following are the Directors and officers of J.P. Morgan Fund Distributors, Inc.(the "Distributor"). The principal business address of each of these persons, is listed below.

       Name and Address                 Position and Offices with the     Position and Office
                                        Distributor                       with the Trust
       Lynn J. Mangum                   Director                          None
       90 Park Ave.
       New York, NY 10016

       Charles Linn Booth               Vice President/Assistant          None
       3435 Stelzer Road                Compliance Officer
       Columbus, OH 43219

       Dennis Sheehan                   Director/Treasurer                None
       90 Park Ave.
       New York, NY 10016

       Kevin J. Dell                    Secretary                         None
       90 Park Ave.
       New York, NY 10016

       Edward S. Forman                 Assistant Secretary               None
       90 Park Ave.
       New York, NY 10016

       Robert A. Bucher                 Financial Operations Officer      None
       90 Park Ave.
       New York, NY 10016

       Richard F. Froio                 Vice President/Chief Compliance   None
       60 State Street                  Officer
       Boston, MA 02109

       William J.                       President                         None
       Tomko
       3435 Stelzer Road
       Columbus, OH 43219


(c) PFPC Distributors, Inc. acts as distributor for the Trust. PFPC Distributors, Inc. also acts as principal underwriter for the following investment companies as of August 16, 2003:


                  AB Funds Trust
                  AFBA 5 Star Funds, Inc.
                  Atlantic Whitehall Funds Trust
                  Forward Funds, Inc
                  Harris Insight Funds Trust
                  Hillview Investment Trust II
                  International Dollar Reserve Fund I, Ltd.
                  Kalmar Pooled Investment Trust
                  Matthews Asian Funds

                  Metropolitan West Funds
                  New Covenant Funds
                  Pictet Funds
                  The RBB Fund, Inc.
                  RS Investment Trust
                  Scudder Investments VIT Funds
                  Smith Graham Institutional Funds
                  Stratton Growth Fund, Inc.
                  Stratton Monthly Dividend REIT Shares, Inc.
                  The Stratton Funds, Inc.
                  Tomorrow Funds Retirement Trust
                  Trainer, Wortham First Mutual Funds
                  Weiss, Peck & Greer Funds Trust
                  Weiss, Peck & Greer International Fund
                  Wilshire Target Funds, Inc.
                  WPG Large Cap Growth Fund
                  WPG Tudor Fund
                  WT Investment Trust

              Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  BlackRock Provident Institutional Funds
                  BlackRock Funds, Inc.

              Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  Northern Funds Trust
                  Northern Institutional Funds Trust

              Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  ABN AMRO Funds

              PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFCP Distributors, Inc. is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.


       (d) (i) PFPC Distributors, Inc.


       Name and Principal Business      Position and Office with PFPC     Position and Office
       Address                          Distributors, Inc.                with the Trust
       Brian Burns                      Chairman, Chief Executive         None
                                        Officer, Director and President
       Michael Denofrio                 Director                          None
       Susan Keller                     Director                          None
       Rita G. Adler                    Chief Compliance Officer          None

       Name and Principal Business      Position and Office with PFPC     Position and Office
       Address                          Distributors, Inc.                with the Trust
       Christine A. Ritch               Chief Legal Officer               None
       Salvatore Faia                   Secretary and Clerk               None
       Christopher S. Conner            Assistant Secretary and           None
                                        Assistant Clerk
       Bradley A. Stearns               Assistant Secretary and           None
                                        Assistant Clerk
       John L. Wilson                   Assistant Secretary and           None
                                        Assistant Clerk
       John Coary                       Treasurer                         None
       Douglas D. Castagna              Controller and Assistant          None
                                        Treasurer
       Bruno DiStefano                  Vice President                    None
       Elizabeth T. Holtsbery           Vice President                    None
       Susan K. Moscaritolo             Vice President                    None
       Thomas Rodman                    Vice President                    None
       Brian Burns                      Chairman, Chief Executive         None
                                        Officer, Director and President
       Michael Denofrio                 Director                          None

* The principal business address of each individual is 760 Moore Road, King of Prussia, Pennsylvania 19406.

              (ii) Provident Distributors, Inc., a former distributor of the
                   Trust, has merged with and into PFPC Distributors, Inc., and therefore, no longer has any directors, officers or partners.

        (c)   None.

Item 28.      Location of Accounts and Records

              Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are the Trust's Secretary, Patricia L. Duncan; the Trust's investment adviser, Undiscovered Managers; the Trust's custodian, The Bank of New York; and the Trust's transfer agent, PFPC Inc. The address of the Secretary and the investment adviser is Plaza of the Americas, 700 North Pearl Street, Dallas, Texas 75201; the address of the custodian is One Wall Street, New York, New York 10286; and the address of the transfer agent is 4400 Computer Drive, Westborough, Massachusetts 01581.

Item 29.      Management Services

              There are no management-related service contracts not discussed in Parts A and B.

Item 30.      Undertakings

       (a) The undersigned Trust hereby undertakes to call a meeting of shareholders for the purpose of voting on the removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the Trust's outstanding voting securities and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

       (b) The Trust hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Trust's latest Annual Report to shareholders upon request and without charge.

                                     NOTICE

A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Undiscovered Managers Funds, has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, and State of Texas on the 1st day of December, 2003.


                                               UNDISCOVERED MANAGERS FUNDS

                                               By: /s/ Mark P. Hurley
                                               Mark P. Hurley
                                               Title: President


Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement of Undiscovered Managers Funds has been signed below by the following persons in the capacities and on the date(s) indicated.







      Signatures                    Title                     Date
      ----------                    -----                     ----
      /s/ Mark P. Hurley            President and Trustee     December 1, 2003
      Mark P. Hurley

      /s/ * Mark P. Hurley          Trustee                   December 1, 2003
      Roger B. Keating

      /s/ * Mark P. Hurley          Trustee                   December 1, 2003
      Matthew J. Kiley

      /s/ * Mark P. Hurley          Trustee                   December 1, 2003
      Robert P. Schmermund

      /s/ Patricia L. Duncan                                  December 1, 2003
      Patricia L. Duncan



* Signed by Mark P. Hurley as Attorney-In-Fact

                           UNDISCOVERED MANAGERS FUNDS

                                Index to Exhibits

       Exhibit No.                             Description




(d)(i) (1) Form of Management Agreement between the Trust and JPMIM relating to the Behavioral Growth Fund.

          (2) Form of Management Agreement between the Trust and JPMIM relating to the Behavioral Value Fund.

          (3) Form of Management Agreement between the Trust and JPMIM relating to the REIT Fund.

          (4) Form of Management Agreement between the Trust and JPMIM relating to the Small Cap Growth Fund.

      (ii)(1) Form of Sub-Advisory Agreement relating to the Behavioral Growth Fund between JPMIM and Fuller & Thaler.

          (2) Form of Sub-Advisory Agreement relating to the Behavioral Value Fund between JPMIM and Fuller & Thaler.

          (3) Form of Sub-Advisory Agreement relating to the Small Cap Growth Fund between JPMIM and Mazama.

(h)(iv)(3)Form of Customer Identification Services Amendment to Amended and Restated Transfer Agency and Services Agreement between the Trust and PFPC Inc.


(j)(i) Consent of Independent Auditors